Document and Entity Information	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	SONY CORP
Entity Central Index Key	0000313838
Document Type	20-F
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,003,531,808

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 1,014,412	¥ 1,191,608
Marketable securities	646,171	579,493
Notes and accounts receivable, trade	834,221	996,100
Allowance for doubtful accounts and sales returns	(90,531)	(104,475)
Inventories	704,043	645,455
Deferred income taxes	133,059	197,598
Prepaid expenses and other current assets	602,671	627,093
Total current assets	3,844,046	4,132,872
Film costs	275,389	310,065
Investments and advances:
Affiliated companies	221,993	229,051
Securities investments and other	5,670,662	5,070,342
Investments and advances	5,892,655	5,299,393
Property, plant and equipment:
Land	145,968	153,067
Buildings	868,615	897,054
Machinery and equipment	2,016,956	2,235,032
Construction in progress	53,219	71,242
Property, plant and equipment, Gross	3,084,758	3,356,395
Less - Accumulated depreciation	2,159,890	2,348,444
Property, plant and equipment, Net	924,868	1,007,951
Other assets:
Intangibles, net	391,122	378,917
Goodwill	469,005	438,869
Deferred insurance acquisition costs	428,262	418,525
Deferred income taxes	239,587	403,537
Other	460,054	475,985
Other assets	1,988,030	2,115,833
Total assets	12,924,988	12,866,114
Current liabilities:
Short-term borrowings	53,737	48,785
Current portion of long-term debt	109,614	235,822
Notes and accounts payable, trade	793,275	817,118
Accounts payable, other and accrued expenses	1,013,037	1,003,197
Accrued income and other taxes	79,076	69,175
Deposits from customers in the banking business	1,647,752	1,509,488
Other	430,488	376,340
Total current liabilities	4,126,979	4,059,925
Long-term debt	812,235	924,207
Accrued pension and severance costs	271,320	295,526
Deferred income taxes	306,227	236,521
Future insurance policy benefits and other	4,225,373	3,876,292
Other	226,952	188,088
Total liabilities	9,969,086	9,580,559
Redeemable noncontrolling interest	19,323	0
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2010 - Shares authorized: 3,600,000,000, shares issued: 1,004,571,464, 2011 - Shares authorized: 3,600,000,000, shares issued: 1,004,636,664	630,921	630,822
Additional paid-in capital	1,159,666	1,157,812
Retained earnings	1,566,274	1,851,004
Accumulated other comprehensive income -
Unrealized gains on securities, net	50,336	62,337
Unrealized losses on derivative instruments, net	(1,589)	(36)
Pension liability adjustment	(152,165)	(148,989)
Foreign currency translation adjustments	(700,786)	(582,370)
Accumulated other comprehensive income	(804,204)	(669,058)
Treasury stock, at cost, Common stock, 2010 - 1,039,656 shares, 2011 - 1,051,588 shares	(4,670)	(4,675)
Sony Corporation's stockholders' equity	2,547,987	2,965,905
Noncontrolling Interests	388,592	319,650
Total equity	2,936,579	3,285,555
Total liabilities and equity	¥ 12,924,988	¥ 12,866,114

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Sony Corporation's stockholders' equity:
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,004,636,664	1,004,571,464
Treasury stock, common stock	1,051,588	1,039,656

Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue:
Net sales	¥ 6,304,401	¥ 6,293,005	¥ 7,110,053
Financial services revenue	798,495	838,300	523,307
Other operating revenue	78,377	82,693	96,633
Sales and operating revenue, Total	7,181,273	7,213,998	7,729,993
Costs and expenses:
Cost of sales	4,831,363	4,892,563	5,660,504
Selling, general and administrative	1,501,813	1,544,890	1,686,030
Financial services expenses	675,788	671,550	547,825
(Gain) loss on sale, disposal or impairment of assets and other, net	(13,450)	42,988	38,308
Costs and expenses	6,995,514	7,151,991	7,932,667
Equity in net income (loss) of affiliated companies	14,062	(30,235)	(25,109)
Operating income (loss)	199,821	31,772	(227,783)
Other income:
Interest and dividends	11,783	13,191	22,317
Gain on sale of securities investments, net	14,325	9,953	1,281
Foreign exchange gain, net	9,297		48,568
Other	9,561	20,690	26,659
Other income	44,966	43,834	98,825
Other expenses:
Interest	23,909	22,505	24,376
Loss on devaluation of securities investments	7,669	2,946	4,427
Foreign exchange loss, net		10,876
Other	8,196	12,367	17,194
Other expenses	39,774	48,694	45,997
Income (loss) before income taxes	205,013	26,912	(174,955)
Income taxes:
Current	117,918	48,698	80,521
Deferred	307,421	(34,740)	(153,262)
Income taxes, Net	425,339	13,958	(72,741)
Net Income (loss)	(220,326)	12,954	(102,214)
Less - Net income (loss) attributable to noncontrolling interests	39,259	53,756	(3,276)
Net loss attributable to Sony Corporation's stockholders	¥ (259,585)	¥ (40,802)	¥ (98,938)
Net loss attributable to Sony Corporation's stockholders
- Basic	¥ (258.66)	¥ (40.66)	¥ (98.59)
- Diluted	¥ (258.66)	¥ (40.66)	¥ (98.59)
Cash dividends	¥ 25	¥ 25	¥ 42.5

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ (220,326)	¥ 12,954	¥ (102,214)
Adjustments to reconcile net income (loss) to net cash provided by operating activities -
Depreciation and amortization, including amortization of deferred insurance acquisition costs	325,366	371,004	405,443
Amortization of film costs	250,192	277,665	255,713
Stock-based compensation expense	1,952	2,202	3,446
Accrual for pension and severance costs, less payments	(15,229)	(9,763)	16,654
(Gain) loss on sale, disposal or impairment of assets and other, net	(13,450)	42,988	38,308
(Gain) loss on sale or devaluation of securities investments, net	(6,656)	(7,007)	3,146
(Gain) loss on revaluation of marketable securities held in the financial service business for trading purpose, net	10,958	(49,837)	77,952
(Gain) loss on revaluation or impairment of securities investments held in the financial service business, net	5,080	(53,984)	101,114
Deferred income taxes	307,421	(34,740)	(153,262)
Equity in net (income) losses of affiliated companies, net of dividends	(11,479)	36,183	65,470
Changes in assets and liabilities:
(Increase) decrease in notes and accounts receivable, trade	104,515	(53,306)	218,168
(Increase) decrease in inventories	(112,089)	148,584	160,432
Increase in film costs	(244,063)	(296,819)	(264,412)
Increase (decrease) in notes and accounts payable, trade	(18,119)	262,032	(375,842)
Increase (decrease) in accrued income and other taxes	(8,020)	63,619	(163,200)
Increase in future insurance policy benefits and other	278,897	284,972	174,549
Increase in deferred insurance acquisition costs	(69,196)	(71,999)	(68,666)
Increase in marketable securities held in the financial service business for trading purpose	(30,102)	(8,335)	(26,088)
(Increase) decrease in other current assets	(89,473)	(32,405)	134,175
Increase (decrease) in other current liabilities	56,076	5,321	(105,155)
Other	113,990	23,578	11,422
Net cash provided by operating activities	616,245	912,907	407,153
Cash flows from investing activities:
Payments for purchases of fixed assets	(253,688)	(338,050)	(496,125)
Proceeds from sales of fixed assets	18,743	15,671	153,439
Payments for investments and advances by financial service business	(1,458,912)	(1,581,841)	(2,496,783)
Payments for investments and advances (other than financial service business)	(15,316)	(41,838)	(178,335)
Proceeds from maturities of marketable securities, sales of securities investments and collections of advances by financial service business	874,031	1,128,500	1,923,264
Proceeds from maturities of marketable securities, sales of securities investments and collections of advances (other than financial service business)	30,332	54,324	11,569
Proceeds from sales of businesses	99,335	22,084
Other	(8,964)	(4,854)	1,629
Net cash used in investing activities	(714,439)	(746,004)	(1,081,342)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,499	510,128	72,188
Payments of long-term debt	(216,212)	(144,105)	(264,467)
Increase (decrease) in short-term borrowings, net	6,120	(250,252)	244,584
Increase in deposits from customers in the financial service business, net	229,327	276,454	261,619
Dividends paid	(25,098)	(25,085)	(42,594)
Other	(5,748)	(2,126)	(3,872)
Net cash provided by (used in) financing activities	(10,112)	365,014	267,458
Effect of exchange rate changes on cash and cash equivalents	(68,890)	(1,098)	(18,911)
Net increase (decrease) in cash and cash equivalents	(177,196)	530,819	(425,642)
Cash and cash equivalents at beginning of the fiscal year	1,191,608	660,789	1,086,431
Cash and cash equivalents at end of the fiscal year	1,014,412	1,191,608	660,789
Cash paid during the fiscal year for -
Income taxes	116,376	60,022	242,528
Interest	20,583	19,821	22,729
Non-cash investing and financing activities -
Obtaining assets by entering into capital lease	3,738	2,553	5,831
Collections of deferred proceeds from sales of receivables -	¥ 153,550	¥ 0	¥ 0

Consolidated Statements of Changes in Stockholders Equity (JPY ¥) In Millions	Total	Noncontrolling Interests [Member]	Sony Corporation's stockholders' equity [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Treasury stock, at cost [Member]
Balance at Mar. 31, 2008	¥ 3,741,938	¥ 276,849	¥ 3,465,089	¥ 630,576	¥ 1,151,447	¥ 2,059,361	¥ (371,527)	¥ (4,768)
Exercise of stock acquisition rights	396	18	378	189	189
Stock-based compensation	3,423		3,423		3,423
Comprehensive income:
Net income (loss)	(102,214)	(3,276)	(98,938)			(98,938)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(56,851)	(15,992)	(40,859)				(40,859)
Unrealized gains (losses) on derivative instruments	1,787		1,787				1,787
Pension liability adjustment	(75,065)	(548)	(74,517)				(74,517)
Foreign currency translation adjustments	(246,900)	797	(247,697)				(247,697)
Total comprehensive income (loss)	(479,243)	(19,019)	(460,224)
Stock issue costs, net of tax	(4)		(4)			(4)
Dividends declared	(48,704)	(6,056)	(42,648)			(42,648)
Purchase of treasury stock	(302)		(302)					(302)
Reissuance of treasury stock	239		239		(25)	(152)		416
Transactions with noncontrolling interests shareholders and other	157	157
Effect of changing the pension plan measurement date	(1,298)		(1,298)			(668)	(630)
Balance at Mar. 31, 2009	3,216,602	251,949	2,964,653	630,765	1,155,034	1,916,951	(733,443)	(4,654)
Exercise of stock acquisition rights	120	6	114	57	57
Stock-based compensation	2,174		2,174		2,174
Comprehensive income:
Net income (loss)	12,954	53,756	(40,802)			(40,802)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	48,794	16,527	32,267				32,267
Unrealized gains (losses) on derivative instruments	1,550	2	1,548				1,548
Pension liability adjustment	23,693	(27)	23,720				23,720
Foreign currency translation adjustments	6,507	(343)	6,850				6,850
Total comprehensive income (loss)	93,498	69,915	23,583
Dividends declared	(30,487)	(5,399)	(25,088)			(25,088)
Purchase of treasury stock	(139)		(139)					(139)
Reissuance of treasury stock	61		61			(57)		118
Transactions with noncontrolling interests shareholders and other	3,726	3,179	547		547
Balance at Mar. 31, 2010	3,285,555	319,650	2,965,905	630,822	1,157,812	1,851,004	(669,058)	(4,675)
Exercise of stock acquisition rights	220	22	198	99	99
Stock-based compensation	1,782		1,782		1,782
Comprehensive income:
Net income (loss)	(220,326)	39,259	(259,585)			(259,585)
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(15,517)	(3,516)	(12,001)				(12,001)
Unrealized gains (losses) on derivative instruments	(1,553)		(1,553)				(1,553)
Pension liability adjustment	(3,299)	(123)	(3,176)				(3,176)
Foreign currency translation adjustments	(119,032)	(616)	(118,416)				(118,416)
Total comprehensive income (loss)	(359,727)	35,004	(394,731)
Stock issue costs, net of tax	(8)		(8)			(8)
Dividends declared	(31,688)	(6,599)	(25,089)			(25,089)
Purchase of treasury stock	(111)		(111)					(111)
Reissuance of treasury stock	68		68			(48)		116
Transactions with noncontrolling interests shareholders and other	40,488	40,515	(27)		(27)
Balance at Mar. 31, 2011	¥ 2,936,579	¥ 388,592	¥ 2,547,987	¥ 630,921	¥ 1,159,666	¥ 1,566,274	¥ (804,204)	¥ (4,670)

Nature of operations	12 Months Ended
Mar. 31, 2011
Nature of operations [Abstract]
Nature of operations

1.	Nature of operations

Sony Corporation and its consolidated subsidiaries (hereinafter collectively referred to as “Sony”) are engaged in the development, design, manufacture, and sale of various kinds of electronic equipment, instruments, and devices for consumer, professional and industrial markets as well as game consoles and software. Sony’s primary manufacturing facilities are located in Asia including Japan. Sony also utilizes third-party contract manufacturers for certain products. Sony’s products are marketed throughout the world by sales subsidiaries and unaffiliated distributors as well as direct sales via the Internet. Sony is engaged in the development, production and acquisition, manufacturing, marketing, distribution and broadcasting of image-based software, including motion picture, home entertainment and television products. Sony is also engaged in the development, production, manufacture, and distribution of recorded music. Further, Sony is also engaged in various financial services businesses, including life and non-life insurance operations through its Japanese insurance subsidiaries and banking operations through a Japanese Internet-based banking subsidiary. In addition to the above, Sony is engaged in a network services business and an advertising agency business in Japan.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2011
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies

2.	Summary of significant accounting policies

Sony Corporation and its subsidiaries in Japan maintain their records and prepare their statutory financial statements in accordance with accounting principles generally accepted in Japan while its foreign subsidiaries maintain their records and prepare their financial statements in conformity with accounting principles generally accepted in the countries of their domiciles. The accompanying consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform with U.S. GAAP. These adjustments were not recorded in the statutory books and records.

(1)	Significant accounting policies:

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of Sony Corporation and its majority-owned subsidiary companies, general partnerships and other entities in which Sony has a controlling interest, and variable interest entities for which Sony is the primary beneficiary. All intercompany transactions and accounts are eliminated. Investments in business entities in which Sony does not have control, but has the ability to exercise significant influence over operating and financial policies, generally through 20-50% ownership, are accounted for under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership). When the interest in the partnership is so minor that Sony has no significant influence over the operation of the investee, the cost method is used. Under the equity method, investments are stated at cost plus/minus Sony’s portion of equity in undistributed earnings or losses. Sony’s equity in current earnings or losses of such entities is reported net of income taxes and is included in operating income (loss) after the elimination of unrealized intercompany profits. If the value of an investment has declined and is judged to be other-than-temporary, the investment is written down to its estimated fair value.

On occasion, a consolidated subsidiary or an affiliated company accounted for by the equity method may issue its shares to third parties in either a public or private offering or upon conversion of convertible debt to common stock at amounts per share in excess of or less than Sony’s average per share carrying value. With respect to such transactions, the resulting gains or losses arising from the change in interest are recorded in earnings for the year the change in interest transaction occurs. However, prior to Sony’s adoption of the new guidance on the accounting for noncontrolling interests and equity method investments on April 1, 2009, where the sale of such shares was part of a broader corporate reorganization, the reacquisition of such shares was contemplated at the time of issuance or realization of such gain was not reasonably assured (i.e., the entity was newly formed, non-operating, a research and development or start-up/development stage entity, or where the entity’s ability to continue in existence was in question), the transaction was accounted for as a capital transaction. In addition, subsequent to Sony’s adoption of the new guidance on the accounting for noncontrolling interests on April 1, 2009, a change in interest of a consolidated subsidiary that does not result in a change in control is accounted for as a capital transaction and no gains or losses are recorded in earnings.

The excess of the cost over the underlying net equity of investments in consolidated subsidiaries and affiliated companies accounted for on an equity basis is allocated to identifiable tangible and intangible assets and liabilities based on fair values at the date of acquisition. The unassigned residual value of the excess of the cost over Sony’s underlying net equity is recognized as goodwill as a component of the investment balance.

Use of estimates -

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate fiscal year end current exchange rates and all income and expense accounts are translated at exchange rates that approximate those rates prevailing at the time of the transactions. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income.

Receivables and payables denominated in foreign currencies are translated at appropriate fiscal year end exchange rates and the resulting translation gains or losses are taken into income.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable debt and equity securities -

Debt and equity securities designated as available-for-sale, whose fair values are readily determinable, are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income, net of applicable taxes. Debt and equity securities classified as trading securities are carried at fair value with unrealized gains or losses included in income. Debt securities that are expected to be held-to-maturity are carried at amortized cost. Individual securities classified as either available-for-sale or held-to-maturity are reduced to fair value by a charge to income for other-than-temporary declines in fair value. Realized gains and losses are determined on the average cost method and are reflected in income.

Sony regularly evaluates its investment portfolio to identify other-than-temporary impairments of individual securities. Factors that are considered by Sony in determining whether an other-than-temporary decline in value has occurred include: the length of time and extent to which the market value of the security has been less than its original cost, the financial condition, operating results, business plans and estimated future cash flows of the issuer of the security, other specific factors affecting the market value, deterioration of the credit condition of the issuers, sovereign risk, and whether or not Sony is able to retain the investment for a period of time sufficient to allow for the anticipated recovery in market value.

In evaluating the factors for available-for-sale securities whose fair values are readily determinable, Sony presumes a decline in value to be other-than-temporary if the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months). This criterion is employed as a threshold to identify securities which may have a decline in value that is other-than-temporary. The presumption of an other-than-temporary impairment in such cases may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, there may be cases where impairment losses are recognized when the decline in the fair value of the security is not more than 20 percent or such decline has not existed for an extended period of time, as a result of considering specific factors which may indicate the decline in the fair value is other-than-temporary.

Sony adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments for debt securities on April 1, 2009. Under this new guidance, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in income depends on whether Sony intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost. If the debt security meets either of these two criteria, the other-than-temporary impairment is recognized in income, measured as the entire difference between the security’s amortized cost and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these two criteria, the net amount recognized in income is a credit loss equal to the difference between the amortized cost of the debt security and its net present value calculated by discounting Sony’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in accumulated other comprehensive income. Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in income are presented as a separate component of accumulated other comprehensive income. Before the adoption of this guidance, an other-than-temporary impairment recognized in income for debt securities was equal to the total difference between amortized cost and fair value at the impairment measurement date.

Equity securities in non-public companies -

Equity securities in non-public companies are primarily carried at cost if fair value is not readily determinable. If the carrying value of a non-public equity investment is estimated to have declined and such decline is judged to be other-than-temporary, Sony recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of several factors, including operating results, business plans and estimated future cash flows. Fair value is determined through the use of various methodologies such as discounted cash flows, valuation of recent financings and comparable valuations of similar companies.

Allowance for doubtful accounts -

Sony maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. Sony reviews accounts receivable by amounts due by customers which are past due to identify specific customers with known disputes or collectability issues. In determining the amount of the reserve, Sony makes judgments about the creditworthiness of customers based on past collection experience and ongoing credit risk evaluations.

Inventories -

Inventories in the Consumer, Professional & Devices, Networked Products & Services and Music segments as well as non-film inventories for the Pictures segment are valued at cost, not in excess of market, cost being determined on the “average cost” basis except for the cost of finished products carried by certain subsidiary companies which is determined on the “first-in, first-out” basis. The market value of inventory is determined as the net realizable value — i.e., estimated selling price in the ordinary course of business less predictable costs of completion and disposal. Sony does not consider a normal profit margin when calculating the net realizable value.

Film costs -

Film costs include direct production costs, production overhead and acquisition costs for both motion picture and television productions and are stated at the lower of unamortized cost or estimated fair value and classified as noncurrent assets. Film costs are amortized and the estimated liabilities for residuals and participations are accrued using an individual-film-forecast method based on the ratio of current period actual revenues to the estimated remaining total lifetime revenues. Film costs also include broadcasting rights which consist of acquired programming to be aired on Sony’s worldwide channel network and are recognized when the license period begins and the program is available for use. Broadcasting rights are stated at the lower of unamortized cost or net realizable value, classified as either current or noncurrent assets based on timing of expected use, and amortized based on estimated usage or on a straight-line basis over the useful life, as appropriate. Estimates used in calculating the fair value of the film costs and the net realizable value of the broadcasting rights are based upon assumptions about future demand and market conditions and are reviewed on a periodic basis.

Property, plant and equipment and depreciation -

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is computed on the declining-balance method for Sony Corporation and its Japanese subsidiaries, except for certain semiconductor manufacturing facilities and buildings whose depreciation is computed on the straight-line method over the estimated useful life of the assets. Depreciation of property, plant and equipment for foreign subsidiaries is also computed on the straight-line method. Useful lives for depreciation range from two to 50 years for buildings and from one to 17 years for machinery and equipment. Significant renewals and additions are capitalized at cost. Maintenance and repairs, and minor renewals and betterments are charged to income as incurred.

Goodwill and other intangible assets -

Goodwill and certain other intangible assets that are determined to have an indefinite useful life are not amortized and are tested annually for impairment during the fourth quarter of the fiscal year and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount. Goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. Reporting units are Sony’s operating segments or one level below the operating segments. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is not performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value of reporting units and indefinite lived intangible assets is generally determined using a discounted cash flow analysis. This approach uses significant estimates and assumptions including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, determination of appropriate comparable entities and the determination of whether a premium or discount should be applied to comparables. In addition to the estimates of future cash flows, two of the most significant estimates involved in the determination of fair value of the reporting units are the discount rates and perpetual growth rate applied to terminal values used in the discounted cash flow analysis. The discount rates used in the cash flow models for the goodwill impairment testing consider market and industry data as well as specific risk factors for each reporting unit. The perpetual growth rates for the individual reporting units, for purposes of the terminal value determination, are generally set after an initial three-year forecasted period, although certain reporting units utilized longer forecasted periods, and are based on historical experience, market and industry data.

Intangible assets with finite useful lives mainly consist of patent rights, know-how, license agreements, software to be sold, leased or otherwise marketed, music catalogs, artist contracts and television carriage agreements (broadcasting agreements). Patent rights, know-how, license agreements and software to be sold, leased or otherwise marketed are generally amortized on a straight-line basis, generally, over three to eight years. Music catalogs, artist contracts and television carriage agreements (broadcasting agreements) are amortized on a straight-line basis, generally, over 10 to 40 years.

Software to be sold, leased, or marketed -

Sony accounts for software development costs in accordance with accounting guidance for the costs of software to be sold, leased, or marketed. The costs related to establishing the technological feasibility of a software product are expensed as incurred as a part of research and development in cost of sales. Costs that are incurred to produce the finished product after technological feasibility is established are capitalized and amortized to cost of sales over the estimated economic life, which is generally three years. The technological feasibility of game software is established when the product master is completed. Consideration to capitalize game software development costs before this point is limited to the development costs of games for which technological feasibility can be proven to be at an earlier stage. At each balance sheet date, Sony performs periodic reviews to ensure that unamortized capitalized software costs remain recoverable from future profits of the related software products.

Deferred insurance acquisition costs -

Costs that vary with and are primarily related to acquiring new insurance policies are deferred as long as they are recoverable. The deferred insurance acquisition costs include such items as commissions, medical examination costs and inspection report fees, and are subject to recoverability testing at least annually to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. The deferred insurance acquisition costs for traditional life insurance contracts are amortized over the premium-paying period of the related insurance policies using assumptions consistent with those used in computing policy reserves. The deferred insurance acquisition costs for non-traditional life insurance contracts are amortized over the expected life in proportion to the estimated gross profits.

Product warranty -

Sony provides for the estimated cost of product warranties at the time revenue is recognized. The product warranty is calculated based upon product sales, estimated probability of failure and estimated cost per claim. The variables used in the calculation of the provision are reviewed on a periodic basis.

Certain subsidiaries in the Consumer, Professional & Devices and Networked Products & Services segments offer extended warranty programs. The consideration received for extended warranty service is deferred and recognized as revenue on a straight-line basis over the term of the extended warranty.

Future insurance policy benefits -

Liabilities for future insurance policy benefits are primarily comprised of the present value of estimated future payments to policyholders. These liabilities are computed by the net level premium method based upon the assumptions, including future investment yield, morbidity, mortality, withdrawals and other factors. These assumptions are reviewed on a periodic basis. Liabilities for future insurance policy benefits also include liabilities for guaranteed benefits related to certain non-traditional long-duration life and annuity contracts.

Impairment of long-lived assets -

Sony reviews the recoverability of the carrying value of its long-lived assets held and used, other than goodwill and intangible assets with indefinite lives, and assets to be disposed of, whenever events or changes in circumstances indicate that the individual carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying value of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying value of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying value of the asset or asset group and estimated fair value. Long-lived assets that are to be disposed of other than by sale are considered held and used until they are disposed of. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less cost to sell and are not depreciated. Fair value is determined using the present value of estimated net cash flows or comparable market values. This approach uses significant estimates and assumptions including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.

Fair value measurement -

Sony measures fair value as an exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.

The accounting guidance for fair value measurements specifies a hierarchy of inputs to valuation techniques based on the extent to which inputs used in measuring fair value are observable in the market. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect Sony’s assumptions about the assumptions that market participants would use in pricing the asset or liability. Observable market data is used if such data is available without undue cost and effort. Each fair value measurement is reported in one of three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 —	Inputs are unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 —	Inputs are based on observable inputs other than level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

Level 3 —	One or more significant inputs are unobservable.

When available, Sony uses unadjusted quoted market prices in active markets to measure fair value and classifies such items within level 1. If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters, such as interest rates, currency rates and option volatilities. Items valued using internally generated models are classified according to the lowest level input that is significant to the valuation. Additionally, Sony considers both counterparty credit risk and Sony’s own creditworthiness in determining fair value. Sony attempts to mitigate credit risk to third parties by entering into netting agreements and actively monitoring the creditworthiness of counterparties and its exposure to credit risk through the use of credit limits and by selecting major international banks and financial institutions as counterparties.

Derivative financial instruments -

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in income or stockholders’ equity (as a component of accumulated other comprehensive income), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The accounting guidance for hybrid financial instruments permits an entity to elect fair value remeasurement for any hybrid financial instrument if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under accounting guidance for derivative instruments and hedging activities. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irreversible. Certain subsidiaries in the Financial Services segment have hybrid financial instruments, disclosed in Note 7 as debt securities, that contain embedded derivatives where the entire instrument is carried at fair value.

In accordance with accounting guidance for derivative instruments and hedging activities, the various derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

Cash flow hedges

Changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income and reclassified into earnings when the hedged transaction affects earnings. Changes in the fair value of the ineffective portion are recognized in current period earnings.

Derivatives not designated as hedges

Changes in the fair value of derivatives that are not designated as hedges are recognized in current period earnings.

Assessment of hedges

When applying hedge accounting, Sony formally documents all hedging relationships between the derivatives designated as hedges and the hedged items, as well as its risk management objectives and strategies for undertaking various hedging activities. Sony links all hedges that are designated as fair value or cash flow hedges to specific assets or liabilities on the consolidated balance sheets or to the specific forecasted transactions. Sony also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are designated as hedges are highly effective in offsetting changes in fair value or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, Sony discontinues hedge accounting. Hedge ineffectiveness, if any, is included in the current period earnings.

Stock-based compensation -

Sony accounts for stock-based compensation using the fair value based method, measured on the date of grant using the Black-Scholes option-pricing model. The expense is mainly included in selling, general and administrative expenses. Sony recognizes this compensation expense, net of an estimated forfeiture rate, only for the rights expected to vest ratably over the requisite service period of the stock acquisition rights, which is generally a period of three years. The estimated forfeiture rate is based on Sony’s historical experience in the stock acquisition rights plans where the majority of the vesting terms have been satisfied.

Revenue recognition -

Revenues from sales in the Consumer, Professional & Devices, Networked Products & Services and Music segments are recognized when products are delivered or services are rendered. Delivery is considered to have occurred when the customer has taken title to the product and the risks and rewards of ownership have been substantively transferred. If the sales contract contains a customer acceptance provision, then sales are recognized after customer acceptance occurs or the acceptance provisions lapse. Revenues are recognized net of anticipated returns and sales incentives.

Revenue arrangements with customers may include multiple elements, including any combination of products, services and software. An example includes sales of electronics products with rights to receive promotional goods. For Sony’s multiple element arrangements where at least one of the elements is not subject to existing software revenue recognition guidance, elements are separated into more than one unit of accounting when the delivered element(s) have value to the customer on a standalone basis, and delivery of the undelivered element(s) is probable and substantially in the control of Sony. Revenue is then allocated to each unit of accounting based on the relative selling price of each unit of accounting based first on vendor-specific objective evidence of selling price (“VSOE”) if it exists, based next on third-party evidence of selling price (“TPE”) if VSOE does not exist, and, finally, if both VSOE and TPE do not exist, based on estimated selling prices (“ESP”). VSOE is limited to either the price charged for an element when it is sold separately or, for an element not yet being sold separately, the price established by management having the relevant authority; it must be probable that the price, once established, will not change before the separate introduction of the element into the market place. TPE is the price of Sony’s or any competitor’s largely interchangeable products or services in standalone sales to similarly situated customers. ESP is the price at which Sony would transact if the element were sold by Sony regularly on a standalone basis. When determining ESP, Sony considers all relevant inputs, including sales, cost and margin analysis of the product, targeted rate of return of the product, competitors’ and Sony’s pricing practices and customer perspectives.

Certain software products published by Sony provide limited on-line features at no additional cost to the customer. Generally, such features are considered to be incidental to the overall software product and an inconsequential deliverable. Accordingly, revenue related to software products containing these limited on-line features is not deferred. In instances where the software products’ on-line features or additional functionality is considered a substantive deliverable in addition to the software product, revenue and costs of sales are recognized ratably over an estimated service period, which is estimated to be six months.

Revenues from the theatrical exhibition of motion pictures are recognized as the customer exhibits the film. Revenues from the licensing of feature films and television programming are recorded when the material is available for telecast by the licensee and when any restrictions regarding the exhibition or exploitation of the product lapse. Revenues from the sale of DVDs and Blu-ray Disctm, net of anticipated returns and sales incentives, are recognized upon availability of sale to the public. Revenues from the sale of broadcast advertising are recognized when the advertisement is aired. Revenues from subscription fees received by the television networks are recognized when the service is provided.

Traditional life insurance policies that the life insurance subsidiary underwrites, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. Premiums from these policies are reported as revenue when due from policyholders.

Amounts received as payment for non-traditional contracts such as interest sensitive whole life contracts, single payment endowment contracts, single payment juvenile contracts and other contracts without life contingencies are recognized as deposits to policyholder account balances and included in future insurance policy benefits and other. Revenues from these contracts are comprised of fees earned for administrative and contract-holder services, which are recognized over the period of the contracts, and included in financial services revenue. Property and casualty insurance policies that the non-life insurance subsidiary underwrites are primarily automotive insurance contracts which are categorized as short-duration contracts. Premiums from these policies are reported as revenue over the period of the contract in proportion to the amount of insurance protection provided.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Consideration given to a customer or a reseller -

In accordance with the accounting guidance for consideration given by a vendor to a customer or reseller of the vendor’s products, sales incentives or other cash consideration given to a customer or a reseller including payments for buydowns, slotting fees and cooperative advertising programs, are accounted for as a reduction of revenue unless Sony receives an identifiable benefit (goods or services) in exchange for the consideration, the fair value of the benefit is reasonably estimated and documentation from the reseller is received to support the amounts paid to the reseller. Payments meeting these criteria are recorded as selling, general and administrative expenses. For the fiscal years ended March 31, 2009, 2010 and 2011, consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses totaled 29,813 million yen, 23,591 million yen and 23,250 million yen, respectively.

Cost of sales -

Costs classified as cost of sales relate to the producing and manufacturing of products and include items such as material cost, subcontractor cost, depreciation of fixed assets, amortization of intangible assets, personnel expenses, research and development costs, and amortization of film costs related to motion picture and television products.

Research and development costs -

Research and development costs, included in cost of sales, include items such as salaries, personnel expenses and other direct and indirect expenses associated with research and product development. Research and development costs are expensed as incurred.

Selling, general and administrative -

Costs classified as selling expense relate to promoting and selling products and include items such as advertising, promotion, shipping, and warranty expenses. General and administrative expenses include operating items such as officer’s salaries, personnel expenses, depreciation of fixed assets, office rental for sales, marketing and administrative divisions, a provision for doubtful accounts and amortization of intangible assets.

Financial services expenses -

Financial services expenses include a provision for policy reserves and amortization of deferred insurance acquisition costs, and all other operating costs such as personnel expenses, depreciation of fixed assets, and office rental of subsidiaries in the Financial Services segment.

Advertising costs -

Advertising costs are expensed when the advertisement or commercial appears in the selected media.

Shipping and handling costs -

The majority of shipping and handling, warehousing and internal transfer costs for finished goods are included in selling, general and administrative expenses. An exception to this is in the Pictures segment where such costs are charged to cost of sales as they are an integral part of producing and distributing films under accounting guidance for accounting by producers or distributors of films. All other costs related to Sony’s distribution network are included in cost of sales, including inbound freight charges, purchasing and receiving costs, inspection costs and warehousing costs for raw materials and in-process inventory. Amounts paid by customers for shipping and handling costs are included in net sales.

Prepaid expenses and other current assets -

Prepaid expenses and other current assets includes receivables which relate to arrangements with certain component manufacturers whereby Sony procures goods and services, including product components, for these component manufacturers and is reimbursed for the related purchases. No revenue is recognized on these transfers. Sony usually will repurchase the inventory at a later date from the component manufacturers as either finished goods inventory or as partially assembled product.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statements of income, and the tax liability attributed to undistributed earnings of subsidiaries and affiliated companies accounted for by the equity method expected to be remitted in the foreseeable future. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.

Carrying amounts of deferred tax assets require a reduction by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically with appropriate consideration given to all positive and negative evidence related to the realization of the deferred tax assets. Management’s judgments related to this assessment consider, among other matters, the nature, frequency and severity of current and cumulative losses on an individual tax jurisdiction basis, forecasts of future profitability after consideration of uncertain tax positions, excess of appreciated asset value over the tax basis of net assets, the duration of statutory carryforward periods, Sony’s experience with operating loss carryforwards not expiring unused, as well as prudent and feasible tax planning strategies which would be employed by Sony to prevent net operating loss and tax credit carryforwards from expiring unutilized.

Sony records assets and liabilities for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Sony continues to recognize interest and penalties, if any, with respect to unrecognized tax benefits as interest expense and as income tax expense, respectively, in the consolidated statements of income. The amount of income taxes Sony pays is subject to ongoing audits by various taxing authorities, which may result in proposed assessments. In addition, several significant items related to intercompany transfer pricing are currently the subject of negotiations between taxing authorities in different jurisdictions as a result of pending advance pricing agreement applications and competent authority requests. Sony’s estimate for the potential outcome for any uncertain tax issues is judgmental and requires significant estimates. Sony assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, Sony records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If Sony does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized. However, Sony’s future results may include favorable or unfavorable adjustments to Sony’s estimated tax liabilities due to closure of income tax examinations, the outcome of negotiations between taxing authorities in different jurisdictions, new regulatory or judicial pronouncements or other relevant events. As a result, the amount of unrecognized tax benefits, and the effective tax rate, may fluctuate significantly.

Net income (loss) attributable to Sony Corporation’s stockholders per share (“EPS”) -

Basic EPS is computed based on the weighted-average number of shares of common stock outstanding during each period. The computation of diluted EPS reflects the maximum possible dilution from conversion, exercise, or contingent issuance of securities including the conversion of contingently convertible debt instruments regardless of whether the conditions to exercise the conversion rights have been met. All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Sony Corporation’s stockholders.

(2)	Recently adopted accounting pronouncements:

Multiple element arrangements and software deliverables -

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance for arrangements with multiple deliverables. Specifically, the new standard requires an entity to allocate consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices. In the absence of vendor-specific objective evidence or third-party evidence of the selling prices, consideration must be allocated to the deliverables based on management’s best estimate of the selling prices. In addition, the guidance eliminates the use of the residual method of allocation. Also in October 2009, the FASB issued accounting guidance which changes revenue recognition for tangible products containing software and hardware elements. Specifically, tangible products containing software and hardware that function together to deliver the tangible products’ essential functionality are scoped out of the existing software revenue recognition guidance and are accounted for under the revenue recognition guidance for multiple element arrangements. Sony adopted the new guidance on April 1, 2010. The adoption of the new guidance did not have a material impact on Sony’s results of operations and financial position.

Transfers of financial assets -

In June 2009, the FASB issued new accounting guidance on accounting for transfers of financial assets. This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (“QSPE”) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor. Additionally, the guidance requires new disclosures regarding an entity’s involvement in a transfer of financial assets. Finally, existing QSPEs must be evaluated for consolidation in accordance with the applicable consolidation guidance upon the elimination of this concept. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Variable interest entities -

In June 2009, the FASB issued new accounting guidance for determining whether to consolidate a variable interest entity (“VIE”). This guidance changes the approach for determining the primary beneficiary of a VIE from a quantitative risk and reward model to a qualitative model based on control, and requires an ongoing reassessment of whether an entity is the primary beneficiary. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Disclosures about the credit quality of financing receivables and the allowance for credit losses -

In July 2010, the FASB issued new disclosure guidance regarding credit quality of financing receivables and the allowance for credit losses. This guidance expands disclosures for the allowance for credit losses and financing receivables. It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables. The additional disclosures are required for Sony beginning in the fiscal year ended March 31, 2011, with prospective application. Since this guidance impacts disclosures only, its adoption has no impact on Sony’s results of operations and financial position. The additional disclosures are included in Note 12.

(3)	Recent accounting pronouncements not yet adopted:

Accounting for costs associated with acquiring or renewing insurance contracts -

In October 2010, the FASB issued new accounting guidance for costs associated with acquiring or renewing insurance contracts. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for Sony as of April 1, 2012. Sony will apply this guidance prospectively from the date of adoption. Sony is currently evaluating the impact of adopting this guidance.

Goodwill impairment testing for reporting units with zero or negative carrying amounts -

In December 2010, the FASB issued new accounting guidance that modifies the first step of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform the second step of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing authoritative guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This guidance is effective for Sony as of April 1, 2011. The adoption of this guidance is not expected to have a material impact on Sony’s results of operations and financial position.

Disclosure of supplementary pro forma information for business combinations -

In December 2010, the FASB issued new accounting guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. The new guidance requires disclosure of revenue and income of the combined entity as though the business combination occurred as of the beginning of the comparable prior reporting period. The guidance also expands the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The guidance is effective for Sony as of April 1, 2011. Sony will apply the guidance prospectively for any future acquisitions. Since this guidance impacts disclosures only, its adoption will not have a material impact on Sony’s results of operations and financial position.

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) -

In May 2011, the FASB issued new guidance to substantially converge fair value measurement and disclosure requirements under U.S. GAAP and IFRS, including a consistent definition of fair value. The amendments will change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the new guidance to result in a change in the application of the existing guidance for fair value measurements. However, some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements and other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The new guidance is required to be applied prospectively and is effective for Sony in the fourth quarter of the fiscal year ending March 31, 2012. Sony is currently evaluating the impact of adopting this guidance.

(4)	Reclassifications:

Certain reclassifications of the financial statements and accompanying footnotes for the fiscal years ended March 31, 2009 and 2010 have been made to conform to the presentation for the fiscal year ended March 31, 2011.

Inventories	12 Months Ended
Mar. 31, 2011
Inventories [Abstract]
Inventories

3.	Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Finished products	456,698	529,666
Work in process	69,757	70,969
Raw materials, purchased components and supplies	119,000	103,408

	645,455	704,043

Film costs	12 Months Ended
Mar. 31, 2011
Film costs [Abstract]
Film costs

4.	Film costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Motion picture productions:
Released	114,069	102,415
Completed not released	9,307	14,260
In production and development	135,654	107,811
Television productions:
Released	40,518	40,581
In production and development	2,044	1,688
Broadcasting rights	23,927	24,544
Less: current portion of broadcasting rights included in inventories	(15,454)	(15,910)

Film costs	310,065	275,389

Sony estimates that approximately 89% of the unamortized costs of released films at March 31, 2011 will be amortized within the next three years. Approximately 79 billion yen of completed film costs are expected to be amortized during the next twelve months. Approximately 96 billion yen of accrued participation liabilities included in accounts payable, other and accrued expenses are expected to be paid during the next twelve months.

Related party transactions	12 Months Ended
Mar. 31, 2011
Related party transactions [Abstract]
Related party transactions

5.	Related party transactions

Sony accounts for its investments in affiliated companies over which Sony has significant influence under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership). Significant investments at March 31, 2011 of this nature include, but are not limited to, Sony’s interest in Sony Ericsson Mobile Communications AB (“Sony Ericsson”) (50%) and S-LCD Corporation (“S-LCD”) (50% minus 1 share).

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	322,537	161,571	133,606	617,714
Noncurrent assets	98,375	300,206	127,237	525,818

Total assets	420,912	461,777	260,843	1,143,532

Current liabilities	341,087	102,538	100,829	544,454
Long-term liabilities and noncontrolling interests	23,837	22,443	54,306	100,586
Stockholders’ equity	55,988	336,796	105,708	498,492
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	27,994	168,398
Consolidation and reconciling adjustments:
Other	(1,088)	61

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	26,906	168,459	33,686	229,051

	Yen in millions
	March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	254,858	188,903	183,597	627,358
Noncurrent assets	92,925	233,988	137,720	464,633

Total assets	347,783	422,891	321,317	1,091,991

Current liabilities	282,857	71,572	166,056	520,485
Long-term liabilities and noncontrolling interests	8,089	29,696	61,036	98,821
Stockholders’ equity	56,837	321,623	94,225	472,685
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	160,812
Consolidation and reconciling adjustments:
Other	(79)	—

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	160,812	32,841	221,993

Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2009
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	1,459,259	670,311	550,691	2,680,261

Operating income (loss)	(92,762)	1,393	15,475	(75,894)
Other income (expense), net	12,599	11,191

Income (loss) before income taxes	(80,163)	12,584
Income tax (expense) benefit	23,888	(626)
Net income (loss) attributable to noncontrolling interests	(3,434)	—

Net income (loss) attributable to controlling interests	(59,709)	11,958	4,898	(42,853)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(29,855)	5,979
Consolidation and reconciling adjustments:
Other	(400)	916

Equity in net income (loss) of affiliated companies	(30,255)	6,895	(1,749)	(25,109)

	Yen in millions
	Fiscal year ended March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	837,149	796,575	323,576	1,957,300

Operating income (loss)	(81,385)	3,825	29,686	(47,874)
Other income (expense), net	(4,676)	(4,055)

Income (loss) before income taxes	(86,061)	(230)
Income tax (expense) benefit	20,470	53
Net income (loss) attributable to noncontrolling interests	(3,318)	—

Net income (loss) attributable to controlling interests	(68,909)	(177)	17,064	(52,022)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(34,455)	(89)
Consolidation and reconciling adjustments:
Other	(59)	476

Equity in net income (loss) of affiliated companies	(34,514)	387	3,892	(30,235)

	Yen in millions
	Fiscal year ended March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	673,464	807,955	268,604	1,750,023

Operating income (loss)	16,453	12,527	17,630	46,610
Other income (expense), net	(1,572)	(4,119)

Income (loss) before income taxes	14,881	8,408
Income tax (expense) benefit	(6,065)	3,094
Net income (loss) attributable to noncontrolling interests	(520)	—

Net income (loss) attributable to controlling interests	8,296	11,502	8,895	28,693
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	5,751
Consolidation and reconciling adjustments:
Other	7	1,463

Equity in net income (loss) of affiliated companies	4,155	7,214	2,693	14,062

Sony Ericsson, a 50/50 joint venture with Telefonaktiebolaget LM Ericsson focused on mobile phone handsets, was established in October 2001 and is included in affiliated companies accounted for under the equity method. Sony Ericsson purchases several key components such as camera modules, memory, batteries and liquid crystal display (“LCD”) panels from Sony. Sony received dividends of 23,363 million yen in September 2008 from Sony Ericsson.

S-LCD, a joint venture with Samsung Electronics Co., Ltd. focused on manufacturing amorphous TFT panels, was established in April 2004 with Sony’s ownership interest of 50% minus 1 share. Sony invested 13,273 million yen in S-LCD during the fiscal year ended March 31, 2009. S-LCD is strategic to Sony’s television business as it provides a source of high quality large screen LCD panels to differentiate Sony’s Bravia LCD televisions.

On October 1, 2008, Sony acquired Bertelsmann AG’s 50% equity interest in SONY BMG MUSIC ENTERTAINMENT (“SONY BMG”). As a result of this acquisition, SONY BMG became a wholly owned subsidiary of Sony and its results are consolidated from the acquisition date. The summarized financial information for SONY BMG for the six months ended September 30, 2008 is included in Others in the table above. SONY BMG was established as a 50/50 joint venture on August 1, 2004 when Sony combined its recorded music business, except for the operations of its recorded music business in Japan, with the recorded music business of Bertelsmann AG. As a result, the operations of SONY BMG were accounted for under the equity method from August 1, 2004 until Sony’s acquisition of the remaining 50% equity interest.

There was no significant difference between Sony’s proportionate share in the underlying net assets of the investees and the carrying value of investments in affiliated companies at March 31, 2010 and 2011.

There were no affiliated companies accounted for under the equity method with a market quotation at March 31, 2010 and 2011.

The number of affiliated companies accounted for under the equity method at March 31, 2010 and 2011 were 73 and 82, respectively.

Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2010	2011

Accounts receivable, trade	21,467	18,631

Accounts payable, trade	61,360	45,434

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales	204,578	132,937	96,164

Purchases	332,286	309,550	383,922

Dividends from affiliated companies accounted for under the equity method for the fiscal years ended March 31, 2009, 2010 and 2011 were 40,361 million yen, 5,948 million yen and 2,583 million yen, respectively.

Transfer of financial assets	12 Months Ended
Mar. 31, 2011
Transfer of financial assets [Abstract]
Transfer of financial assets

6.	Transfer of financial assets

The below transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. In each case, losses from these transactions were insignificant, and although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing liabilities are recorded as the costs of collection of the sold receivables are insignificant. In addition to the cash proceeds from the sales below, net cash flows related to these transactions, including servicing fees, in the fiscal years ended March 31, 2009, 2010 and 2011 were insignificant.

Sony has established several accounts receivable sales programs in Japan whereby Sony can sell up to 47,200 million yen of eligible trade accounts receivable in the aggregate at any one time. Through these programs, Sony can sell receivables to special purpose entities owned and operated by banks. Sony can sell receivables in which the agreed upon original due dates are no more than 190 days after the sales of receivables. Total trade accounts receivable sold during the fiscal years ended March 31, 2009, 2010 and 2011 were 130,847 million yen, 109,271 million yen and 136,232 million yen, respectively.

A subsidiary of the Financial Services segment has established several receivables sales programs whereby the subsidiary can sell up to 24,000 million yen of eligible receivables in the aggregate at any one time. Through these programs, the subsidiary can sell receivables to special purpose entities owned and operated by banks. The subsidiary can sell receivables in which the agreed upon original due dates are no more than 180 days after the sales of receivables. Total receivables sold during the fiscal years ended March 31, 2009, 2010 and 2011 were 166,077 million yen, 183,805 million yen and 166,025 million yen, respectively.

During the fiscal year ended March 31, 2010, Sony established an accounts receivable sales program in the United States. Through this program, a bankruptcy-remote entity, which is consolidated by a U.S. subsidiary, can sell up to 450 million U.S. dollars of eligible trade accounts receivables in the aggregate at any one time to a commercial bank. Total trade accounts receivables sold during the fiscal year ended March 31, 2010 were 258,085 million yen. Subsequent to its establishment, Sony amended this program. While the transactions continued to qualify as sales under the new accounting guidance for transfers of financial assets, the amended program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. The portion of the sales proceeds held back and deferred is initially recorded at estimated fair value, is included in other current assets and is 32,751 million yen at March 31, 2011. Sony includes collections on such receivables as cash flows within operating activities in the consolidated statements of cash flows since the receivables are the result of operating activities and the associated interest rate risk is insignificant due to its short-term nature. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal year ended March 31, 2011 were 414,147 million yen, 185,647 million yen and 153,550 million yen, respectively.

The accounts receivable sales programs in Japan and in the Financial Services segment above involved QSPEs under the accounting guidance effective prior to April 1, 2010 for transfers of financial assets. Since the QSPEs met certain criteria, they were not consolidated by Sony. From April 1, 2010, the entities that formerly met the criteria to be a QSPE are subject to the same consolidation accounting guidance as other variable interest entities (“VIEs”). Refer to Note 23.

Marketable securities and securities investments	12 Months Ended
Mar. 31, 2011
Marketable securities and securities investments [Abstract]
Marketable securities and securities investments

7.	Marketable securities and securities investments

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2010				March 31, 2011
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	losses	Fair value	Cost	gains	losses	Fair value

Available-for-sale:
Debt securities:
Japanese national government bonds	1,264,725	29,496	(3,397)	1,290,824	1,124,704	24,032	(4,971)	1,143,765
Japanese local government bonds	27,750	1,097	(5)	28,842	22,845	184	(64)	22,965
Japanese corporate bonds	360,554	3,773	(106)	364,221	332,567	1,511	(440)	333,638
Foreign corporate bonds	281,003	4,818	(6,492)	279,329	332,616	4,872	(11,368)	326,120
Other	11,141	83	(123)	11,101	7,941	109	(117)	7,933

	1,945,173	39,267	(10,123)	1,974,317	1,820,673	30,708	(16,960)	1,834,421

Equity securities	99,753	74,430	(3,437)	170,746	84,417	69,073	(3,447)	150,043

Held-to-maturity Securities:
Japanese national government bonds	2,248,230	3,318	(30,740)	2,220,808	2,902,342	22,420	(48,149)	2,876,613
Japanese local government bonds	23,617	346	—	23,963	18,912	218	(2)	19,128
Japanese corporate bonds	32,041	150	(321)	31,870	32,349	158	(67)	32,440
Foreign corporate bonds	50,831	18	(7)	50,842	47,330	13	(3)	47,340

	2,354,719	3,832	(31,068)	2,327,483	3,000,933	22,809	(48,221)	2,975,521

Total	4,399,645	117,529	(44,628)	4,472,546	4,906,023	122,590	(68,628)	4,959,985

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2011
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value

Due in one year or less	260,669	253,678	17,251	17,328
Due after one year through five years	527,179	530,151	39,086	39,359
Due after five year through ten years	232,848	237,851	9,025	9,561
Due after ten years	799,977	812,741	2,935,571	2,909,273

Total	1,820,673	1,834,421	3,000,933	2,975,521

Proceeds from sales of available-for-sale securities were 1,165,451 million yen, 785,698 million yen and 532,619 million yen for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. On these sales, gross realized gains were 41,860 million yen, 39,622 million yen and 38,654 million yen and gross realized losses were 30,554 million yen, 37,537 million yen and 2,014 million yen, respectively.

Marketable securities classified as trading securities at March 31, 2010 and 2011 were 353,353 million yen and 375,802 million yen, respectively, which consist of debt and equity securities.

In the ordinary course of business, Sony maintains long-term investment securities, included in securities investments and other, issued by a number of non-public companies. The aggregate carrying amounts of the investments in non-public companies at March 31, 2010 and 2011, totaled 70,705 million yen and 67,376 million yen, respectively. Non-public equity investments are primarily valued at cost as fair value is not readily determinable.

With respect to trading securities, primarily in the Financial Services segment, Sony recorded net unrealized losses of 79,476 million yen for the fiscal year ended March 31, 2009, net unrealized gains of 50,992 million yen for the fiscal year ended March 31, 2010 and net realized losses of 10,768 million yen for the fiscal year ended March 31, 2011. Changes in the fair value of trading securities are primarily recognized in financial services revenue in the consolidated statements of income.

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	139,613	(891)	53,704	(2,506)	193,317	(3,397)
Japanese local government bonds	1,887	(5)	—	—	1,887	(5)
Japanese corporate bonds	48,151	(84)	1,965	(22)	50,116	(106)
Foreign corporate bonds	46,764	(378)	88,258	(6,114)	135,022	(6,492)
Other	6,441	(123)	—	—	6,441	(123)

	242,856	(1,481)	143,927	(8,642)	386,783	(10,123)

Equity securities	10,069	(934)	11,486	(2,503)	21,555	(3,437)

Held-to-maturity
Securities:
Japanese national government bonds	1,496,584	(11,066)	465,416	(19,674)	1,962,000	(30,740)
Japanese local government bonds	100	—	—	—	100	—
Japanese corporate bonds	19,828	(314)	95	(7)	19,923	(321)
Foreign corporate bonds	88	(4)	305	(3)	393	(7)

	1,516,600	(11,384)	465,816	(19,684)	1,982,416	(31,068)

Total	1,769,525	(13,799)	621,229	(30,829)	2,390,754	(44,628)

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	223,686	(3,230)	54,477	(1,741)	278,163	(4,971)
Japanese local government bonds	12,434	(64)	—	—	12,434	(64)
Japanese corporate bonds	130,318	(440)	—	—	130,318	(440)
Foreign corporate bonds	126,484	(7,184)	30,277	(4,184)	156,761	(11,368)
Other	2,882	(117)	—	—	2,882	(117)

	495,804	(11,035)	84,754	(5,925)	580,558	(16,960)

Equity securities	36,391	(3,353)	386	(94)	36,777	(3,447)

Held-to-maturity
Securities:
Japanese national government bonds	1,812,196	(48,149)	—	—	1,812,196	(48,149)
Japanese local government bonds	531	(2)	—	—	531	(2)
Japanese corporate bonds	20,788	(67)	—	—	20,788	(67)
Foreign corporate bonds	194	(3)	—	—	194	(3)

	1,833,709	(48,221)	—	—	1,833,709	(48,221)

Total	2,365,904	(62,609)	85,140	(6,019)	2,451,044	(68,628)

For the fiscal years ended March 31, 2009, 2010 and 2011, total realized impairment losses were 45,644 million yen, 5,508 million yen and 9,763 million yen, respectively.

At March 31, 2011, Sony determined that the decline in value for securities with unrealized losses shown in the above table is not other-than-temporary in nature.

Leased assets	12 Months Ended
Mar. 31, 2011
Leased assets [Abstract]
Leased assets

8.	Leased assets

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets. Certain of these leases have renewal and purchase options. Sony has also entered into capital lease arrangements with third parties to finance certain of its motion picture productions.

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2010	2011

Land	62	—
Buildings	1,005	—
Machinery, equipment and others	11,807	9,288
Film costs	21,175	19,208
Accumulated amortization	(7,543)	(4,634)

	26,506	23,862

The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011:

Fiscal year ending March 31	Yen in millions

2012	4,761
2013	3,706
2014	3,275
2015	2,668
2016	2,330
Later years	14,583

Total minimum lease payments	31,323
Less — Amount representing interest	6,650

Present value of net minimum lease payments	24,673
Less — Current obligations	4,162

Long-term capital lease obligations	20,511

Rental expenses under operating leases for the fiscal years ended March 31, 2009, 2010 and 2011 were 87,360 million yen, 87,077 million yen and 78,538 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2009, 2010 and 2011 were 1,742 million yen, 1,675 million yen and 1,974 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2011 were 4,614 million yen.

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2011 are as follows:

Fiscal year ending March 31	Yen in millions

2012	39,817
2013	31,459
2014	24,652
2015	18,158
2016	12,665
Later years	51,239

Total minimum future rentals	177,990

Goodwill and intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and intangible assets [Abstract]
Goodwill and intangible assets

9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2011 totaled 92,249 million yen, of which 83,188 million yen is subject to amortization and are comprised of the following:

	Intangible assets	Weighted-average
	acquired during the year	amortization period
	Yen in millions	Years

Patent rights, know-how and license agreements	8,900	7
Software to be sold, leased or otherwise marketed	22,174	3
Music catalogs	730	8
Television carriage agreements (broadcasting agreements)	33,698	20
Other	17,686	2

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2010		March 31, 2011
	Gross carrying	Accumulated	Gross carrying	Accumulated
	amount	amortization	amount	amortization

Patent rights, know-how and license agreements	146,932	(79,403)	122,444	(69,224)
Software to be sold, leased or otherwise marketed	71,300	(29,606)	76,112	(40,447)
Music catalogs	175,172	(37,591)	160,325	(40,455)
Artist contracts	28,958	(16,754)	27,727	(17,903)
Television carriage agreements (broadcasting agreements)	1,224	(116)	35,874	(228)
Other	87,950	(48,904)	90,508	(42,642)

Total	511,536	(212,374)	512,990	(210,899)

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2009, 2010 and 2011 was 47,101 million yen, 57,069 million yen and 52,763 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions

2012	46,539
2013	37,485
2014	28,821
2015	22,571
2016	18,012

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Trademarks	57,857	66,967
Distribution agreements	18,834	18,834
Other	3,064	3,230

Total	79,755	89,031

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Consumer,	Networked
	Professional	Products &			Financial
	& Devices	Services	Pictures	Music	Services	All Other	Total

Balance, March 31, 2009:
Goodwill — gross	73,349	123,432	107,478	112,963	3,020	43,346	463,588
Accumulated impairments	(5,620)	—	—	(306)	—	(13,704)	(19,630)

Goodwill	67,729	123,432	107,478	112,657	3,020	29,642	443,958

Increase (decrease) due to:
Acquisitions	—	724	6	7,848	—	4,847	13,425
Sales and dispositions	—	(27)	—	—	—	(202)	(229)
Impairments	—	—	—	—	(706)	(349)	(1,055)
Translation adjustments	(71)	(249)	(5,427)	(1,943)	—	(778)	(8,468)
Other*[1]*[2]	(470)	1	424	(8,676)	—	(41)	(8,762)

Balance, March 31, 2010:
Goodwill — gross	72,808	123,881	102,481	110,192	3,020	40,774	453,156
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	67,188	123,881	102,481	109,886	2,314	33,119	438,869

Increase (decrease) due to:
Acquisitions*[3]	1,085	—	46,504	203	—	55	47,847
Sales and dispositions	—	(257)	—	—	—	—	(257)
Impairments	—	—	—	—	—	—	—
Translation adjustments	(133)	(510)	(8,401)	(6,956)	—	(1,335)	(17,335)
Other*[1]	232	171	—	(445)	—	(77)	(119)

Balance, March 31, 2011:
Goodwill — gross	73,992	123,285	140,584	102,994	3,020	39,417	483,292
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	68,372	123,285	140,584	102,688	2,314	31,762	469,005

*1	Other primarily consists of purchase price adjustments for prior years.

*2	Substantially all of the adjustments in the Music segment relate to a decrease of goodwill recognized from the acquisition of Bertelsmann AG’s 50% interest in the SONY BMG joint venture of 8,649 million yen, primarily to reflect an increase in the deferred tax assets recognized in connection with the acquisition and a decrease in the acquired liabilities as certain restructuring activities that were identified at the time of the acquisition will not be implemented. Refer to Note 19 and 24.

*3	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network acquisition. Refer to Note 24.

As described in Note 2, Sony performs an annual impairment test for goodwill. As a result of the impairment test, there were no impairments for the fiscal year ended March 31, 2011.

Insurance-related accounts	12 Months Ended
Mar. 31, 2011
Insurance-related accounts [Abstract]
Insurance-related accounts

10.	Insurance-related accounts

Sony’s Financial Services segment subsidiaries in Japan maintain their accounting records as described in Note 2 in accordance with the accounting principles and practices generally accepted in Japan, which vary in some respects from U.S. GAAP.

Those differences are mainly that insurance acquisition costs for life and non-life insurance are charged to income when incurred in Japan whereas in the U.S. those costs are deferred and amortized generally over the premium-paying period of the related insurance policies, and that future policy benefits for life insurance calculated locally under the authorization of the supervisory administrative agencies are comprehensively adjusted to a net level premium method with certain adjustments of actuarial assumptions for U.S. GAAP purposes. For purposes of preparing the consolidated financial statements, appropriate adjustments have been made to reflect the accounting for these items in accordance with U.S. GAAP.

The combined amounts of statutory net equity of the insurance subsidiaries, which is not measured in accordance with U.S. GAAP, as of March 31, 2010 and 2011 were 206,794 million yen and 232,160 million yen, respectively.

(1)	Insurance policies:

Life insurance policies that a subsidiary in the Financial Services segment underwrites, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. The life insurance revenues for the fiscal years ended March 31, 2009, 2010 and 2011 were 526,303 million yen, 554,650 million yen and 600,291 million yen, respectively. Property and casualty insurance policies that a subsidiary in the Financial Services segment underwrites are primarily automotive insurance contracts, which are categorized as short-duration contracts. The non-life insurance revenues for the fiscal years ended March 31, 2009, 2010 and 2011 were 58,576 million yen, 64,987 million yen and 71,037 million yen, respectively.

(2)	Deferred insurance acquisition costs:

Costs that vary with and are primarily related to acquiring new insurance policies are deferred as long as they are recoverable. The deferred insurance acquisition costs include such items as commissions, medical examination costs and inspection report fees, and are subject to recoverability testing at least annually to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. The deferred insurance acquisition costs for traditional life insurance contracts are amortized over the premium-paying period of the related insurance policies using assumptions consistent with those used in computing policy reserves. The deferred insurance acquisition costs for non-traditional life insurance contracts are amortized over the expected life in proportion to the estimated gross profits. Amortization charged to income for the fiscal years ended March 31, 2009, 2010 and 2011 amounted to 64,599 million yen, 53,767 million yen and 59,249 million yen, respectively.

(3)	Future insurance policy benefits:

Liabilities for future policy benefits are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities, which require significant management judgment and estimates, are computed by the net level premium method based upon the assumptions as to future investment yield, morbidity, mortality, withdrawals and other factors. Future policy benefits are computed using interest rates ranging from 1.4% to 4.6% and are based on factors such as market conditions and expected investment returns. Morbidity, mortality and withdrawal assumptions for all policies are based on either the subsidiary’s own experience or various actuarial tables. Generally these assumptions are locked-in throughout the life of the contract upon the issuance of new insurance, although significant changes in experience or assumptions may require Sony to provide for expected future losses. At March 31, 2010 and 2011, future insurance policy benefits amounted to 2,673,357 million yen and 2,918,960 million yen, respectively.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2011
Short-term borrowings and long-term debt [Abstract]
Short-term borrowings and long-term debt

11.	Short-term borrowings and long-term debt

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans:
with a weighted-average interest rate of 3.08%	38,785
with a weighted-average interest rate of 4.40%		43,737
Secured call money:
with a weighted-average interest rate of 0.15%	10,000
with a weighted-average interest rate of 0.11%		10,000

	48,785	53,737

At March 31, 2011, securities investments with a book value of 10,651 million yen were pledged as collateral for 10,000 million yen of call money, by subsidiaries in the Financial Services segment. In addition, marketable securities with a book value of 131,932 million yen were pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes at March 31, 2011.

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans, representing obligations principally to banks:
Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% per annum	563,465
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum		441,976
Unsecured 2.04% bonds, due 2010, net of unamortized discount	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount	49,999	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,993	39,996
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,988	29,991
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,996
Unsecured 2.35% bonds, due 2010	4,900
Unsecured 1.17% bonds, due 2011	10,500	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Capital lease obligations:
Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum	35,013
Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum		24,673
Guarantee deposits received	19,178	17,718

	1,160,029	921,849
Less — Portion due within one year	235,822	109,614

	924,207	812,235

In June 2009, Sony entered into unsecured syndicated loans totaling 162,500 million yen having three, five and seven year maturity terms. The proceeds were used for the repayment of a previously entered into syndicated loan of 80,000 million yen which matured in June 2009 and for general business activities, including working capital requirements. In addition, Sony entered into a 1,000 million U.S. dollar unsecured long-term bank loan in July 2009 with a three year term.

There are no significant adverse debt covenants or cross-default provisions related to the above borrowings.

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions

2012	109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129

Total	921,849

At March 31, 2011, Sony had unused committed lines of credit amounting to 782,616 million yen and can generally borrow up to 180 days from the banks with whom Sony has committed line contracts. Furthermore, at March 31, 2011, Sony has commercial paper programs, the size of which was 1,082,050 million yen. Sony can issue commercial paper for a period generally not in excess of 270 days up to the size of the programs.

Housing loans and deposits from customers in the banking business	12 Months Ended
Mar. 31, 2011
Housing loans and deposits from customers in the banking business [Abstract]
Housing loans and deposits from customers in the banking business

12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business:

As discussed in Note 2, Sony adopted new disclosure guidance regarding credit quality of financing receivables and the allowance for credit losses.

Sony acquires and holds certain financial receivables in the normal course of business. A majority of financing receivables held by Sony, which are subject to this guidance, consist of housing loans in the banking business and no other significant financial receivables exist.

A subsidiary in the banking business monitors the credit quality of housing loans based on the classification set by the financial conditions and the past due status of individual obligators. Past due status is monitored on a daily basis and the aforementioned classification is reviewed on a quarterly basis.

The allowance for the credit losses is established based on the aforementioned classifications and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses at March 31, 2010 were 555,105 million yen and 742 million yen, and at March 31, 2011 were 656,047 million yen and 925 million yen, respectively. During the fiscal year ended March 31, 2011, charge-offs on housing loans in the banking business and changes in the allowance for credit losses, which took into consideration the impact of the Great East Japan Earthquake discussed in Note 18, were not significant.

In addition, the balance of housing loans placed on nonaccrual status or past due status is not significant at March 31, 2011. A subsidiary in the banking business assesses the nonaccrual status based on the aforementioned classification, and may resume the accrual of the interest on the housing loan if the classification of the housing loan is changed.

(2)	Deposits from customers in the banking business:

All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2010 and 2011, the balances of time deposits issued in amounts of 10 million yen or more were 243,629 million yen and 247,799 million yen, respectively. These amounts have been classified as current liabilities due to the ability of the customers to make withdrawals prior to maturity.

At March 31, 2011, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions

2013	20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818

Total	73,068

Fair value measurements	12 Months Ended
Mar. 31, 2011
Fair value measurements [Abstract]
Fair value measurements

13.	Fair value measurements

As discussed in Note 2, assets and liabilities subject to the accounting guidance for fair value measurements held by Sony are classified and accounted for as described below.

(1)	Assets and liabilities that are measured at fair value on a recurring basis:

The following section describes the valuation techniques used by Sony to measure different financial instruments at fair value, including an indication of the level in the fair value hierarchy in which each instrument is generally classified.

Trading securities, available-for-sale securities and other investments

Where quoted prices are available in an active market, securities are classified in level 1 of the fair value hierarchy. Level 1 securities include exchange-traded equities. If quoted market prices are not available for the specific security or the market is inactive, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and mainly classified in level 2 of the hierarchy. Level 2 securities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, such as the majority of government bonds and corporate bonds. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the fair value hierarchy. Level 3 securities do not have actively traded quotes at the balance sheet date and require the use of unobservable inputs, such as indicative quotes from dealers and qualitative input from investment advisors, to value these securities. Level 3 assets include financial instruments whose value is determined using pricing models, discounted cash flow techniques, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation of assumptions that market participants would use in pricing the asset. Level 3 securities primarily include certain private equity investments and certain hybrid financial instruments not classified within level 1 or 2.

Derivatives

Exchange-traded derivatives valued using quoted prices are classified within level 1 of the fair value hierarchy. However, few classes of derivative contracts are listed on an exchange; thus, the majority of Sony’s derivative positions are valued using internally developed models that use as their basis readily observable market parameters — i.e., parameters that are actively quoted and can be validated to external sources, including industry pricing services. Depending on the types and contractual terms of derivatives, fair value can be modeled using a series of techniques, such as the Black-Scholes option pricing model, which are consistently applied. Where derivative products have been established for some time, Sony uses models that are widely accepted in the financial services industry. These models reflect the contractual terms of the derivatives, including the period to maturity, and market-based parameters such as interest rates, volatility, and the credit rating of the counterparty. Further, many of these models do not contain a high level of subjectivity as the techniques used in the models do not require significant judgment, and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the fair value hierarchy.

In determining the fair value of Sony’s interest rate swap derivatives, Sony uses the present value of expected cash flows based on market observable interest rate yield curves commensurate with the term of each instrument. For foreign currency derivatives, Sony’s approach is to use forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. These derivatives are classified within level 2 since Sony primarily uses observable inputs in its valuation of its derivative assets and liabilities.

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2011 are as follows:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	180,414	172,939	—	353,353
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,290,824	—	1,290,824
Japanese local government bonds	—	28,842	—	28,842
Japanese corporate bonds	4,937	358,187	1,097	364,221
Foreign corporate bonds	—	261,896	17,433	279,329
Other	365	10,736	—	11,101
Equity securities	160,128	6,682	3,936	170,746
Other investments*[1]	5,377	38	69,672	75,087
Derivative assets*[2]	—	23,796	—	23,796

Total assets	351,221	2,153,940	92,138	2,597,299

Liabilities:
Derivative liabilities*[2]	—	48,599	—	48,599

Total liabilities	—	48,599	—	48,599

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	189,320	186,482	—	375,802
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,143,765	—	1,143,765
Japanese local government bonds	—	22,965	—	22,965
Japanese corporate bonds	—	329,057	4,581	333,638
Foreign corporate bonds	—	306,070	20,050	326,120
Other	—	7,933	—	7,933
Equity securities	141,408	4,667	3,968	150,043
Other investments*[1]	5,459	51	70,058	75,568
Derivative assets*[2]	—	15,110	—	15,110

Total assets	336,187	2,016,100	98,657	2,450,944

Liabilities:
Derivative liabilities*[2]	—	33,759	—	33,759

Total liabilities	—	33,759	—	33,759

*1	Other investments include certain private equity investments and certain hybrid financial instruments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

There were no significant transfers between levels 1 and 2 for the fiscal years ended March 31, 2010 and 2011.

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2010
	Assets
		Available-for-sale securities
		Debt securities
		Japanese	Foreign
	Trading	corporate	corporate	Equity	Other	Derivative
	securities	bonds	bonds	securities	investments	assets

Beginning balance	3,003	7,630	51,798	3,562	59,781	—
Total realized and unrealized gains (losses):
Included in earnings*[1]	181	(260)	(404)	(2)	6,288	(69)
Included in other comprehensive income (loss)	—	—	1,818	374	2,781	—
Purchases, issuances, sales and settlements	(562)	(5,660)	(4,247)	2	822	(186)
Transfers in and/or out of level 3*[2]*[3]	(2,622)	(613)	(31,532)	—	—	255

Ending balance	—	1,097	17,433	3,936	69,672	—

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	—	(40)	—	6,726	—

	Yen in millions
	Fiscal year ended March 31, 2011
	Assets
	Available-for-sale securities
	Debt securities
	Japanese	Foreign
	corporate	corporate	Equity	Other
	bonds	bonds	securities	investments

Beginning balance	1,097	17,433	3,936	69,672
Total realized and unrealized gains (losses):
Included in earnings*[1]	(13)	(224)	—	(3,332)
Included in other comprehensive income (loss)	(18)	(842)	32	2,606
Purchases, issuances, sales and settlements	3,515	8,251	—	1,112
Transfers in and/or out of level 3*[2]	—	(4,568)	—	—

Ending balance	4,581	20,050	3,968	70,058

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	(2)	10	—	(3,779)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Transfers into or out of level 3 are reported as the value as of the beginning of the period in which the transfer occurs.

*3	Certain corporate bonds were transferred into level 2 because the ability to corroborate significant inputs with market observable data became possible due to a significant recovery in credit markets.

(2)	Assets and liabilities that are measured at fair value on a nonrecurring basis:

Sony also has assets and liabilities that are required to be recorded at fair value on a nonrecurring basis when certain circumstances occur. Disclosures for nonfinancial assets and liabilities that are measured at fair value, but are recognized and disclosed at fair value on a nonrecurring basis, are required from April 1, 2009. During the fiscal years ended March 31, 2010 and 2011, such measurements of fair value related primarily to the impairments of long-lived assets and the remeasurement of the previously owned equity interest as part of the Game Show Network acquisition. Refer to Note 24.

Long-lived assets impairments

Long-lived assets are measured at the lesser of carrying value or fair value if such assets are held for sale or when there is a determination that the asset is impaired. During the fiscal years ended March 31, 2010 and 2011, Sony recorded impairment losses of 53,304 million yen and 23,735 million yen related to long-lived assets with carrying values prior to impairment of 58,598 million yen and 27,513 million yen; the fair value of the long-lived assets after impairments was 5,294 million yen and 3,778 million yen, respectively. Sony’s determination of fair value was based on the comparable market values or estimated net cash flows which considered prices and other relevant information generated by market transactions involving comparable assets or cash flow projections based upon the most recent business plan. These measurements are classified as level 3 because significant unobservable inputs, such as the conditions of the assets or projections of future cash flows, were considered in the fair value measurements.

Remeasurement of previously owned equity interest

Regarding the remeasurement to fair value of the previously owned equity interest as part of the Game Show Network acquisition for the fiscal year ended March 31, 2011, which was classified as level 3 because of significant unobservable inputs, such as projections of future cash flows and market comparables of similar transactions and companies.

(3)	Financial instruments:

The estimated fair values of Sony’s financial instruments are summarized as follows. The following summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes debt and equity securities which are disclosed in Note 7.

	Yen in millions
	March 31, 2010		March 31, 2011
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Long-term debt including the current portion	1,160,029	1,168,354	921,849	928,820
Investment contracts included in policyholders’ account in the life insurance business	306,625	307,656	322,649	320,036
Housing loans in the banking business	555,105	612,830	656,047	714,985

The fair values of long-term debt including the current portion and investment contracts included in policyholders’ account in the life insurance business were estimated based on either the market value or the discounted future cash flows using Sony’s current incremental borrowing rates for similar liabilities. The fair values of housing loans in the banking business, included in securities investments and other in the consolidated balance sheets, were estimated based on the discounted future cash flows using interest rates reflecting London InterBank Offered Rate base yield curve with a certain risk premium.

Derivative instruments and hedging activities	12 Months Ended
Mar. 31, 2011
Derivative instruments and hedging activities [Abstract]
Derivative instruments and hedging activities

14.	Derivative instruments and hedging activities

Sony has certain financial instruments including financial assets and liabilities acquired in the normal course of business. Such financial instruments are exposed to market risk arising from the changes of foreign currency exchange rates and interest rates. In applying a consistent risk management strategy for the purpose of reducing such risk, Sony uses derivative financial instruments, which include foreign exchange forward contracts, foreign currency option contracts, and interest rate swap agreements (including interest rate and currency swap agreements). Certain other derivative financial instruments are entered into in the Financial Services segment for investment purposes. These instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major countries. These derivatives generally mature or expire within six months after the balance sheet date. Other than derivatives utilized in the Financial Services segment for portfolio investments, Sony does not use derivative financial instruments for trading or speculative purposes. These derivative transactions utilized for portfolio investments in the Financial Services segment are executed within a certain limit in accordance with an internal risk management policy.

Derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Both the derivatives designated as fair value hedges and the hedged items are reflected at fair value in the consolidated balance sheets. Changes in the fair value of the derivatives designated as fair value hedges as well as offsetting changes in the carrying value of the underlying hedged items are recognized in income. For the fiscal years ended March 31, 2009, 2010 and 2011, these fair value hedges were fully effective. In addition, there were no amounts excluded from the assessment of hedge effectiveness of fair value hedges.

Cash flow hedges

Changes in the fair value of derivatives designated as cash flow hedges are initially recorded in other comprehensive income (“OCI”) and reclassified into earnings when the hedged transaction affects earnings. For the fiscal years ended March 31, 2009, 2010 and 2011, the ineffective portion of the hedging relationship is not significant. In addition, there were no amounts excluded from the assessment of hedge effectiveness for cash flow hedges.

Derivatives not designated as hedges

Changes in the fair value of derivatives not designated as hedges are recognized in income.

A description of the purpose and classification of the derivative financial instruments held by Sony is as follows:

Foreign exchange forward contracts and foreign currency option contracts

Foreign exchange forward contracts and purchased and written foreign currency option contracts are utilized primarily to limit the exposure affected by changes in foreign currency exchange rates on cash flows generated by anticipated intercompany transactions and intercompany accounts receivable and payable denominated in foreign currencies. The majority of written foreign currency option contracts are a part of range forward contract arrangements and expire in the same month with the corresponding purchased foreign currency option contracts.

Sony also enters into foreign exchange forward contracts, which effectively fix the cash flows from foreign currency denominated debt. Accordingly, these derivatives have been designated as cash flow hedges.

Foreign exchange forward contracts and foreign currency option contracts that do not qualify as hedges are marked-to-market with changes in value recognized in other income and expenses.

Foreign exchange forward contracts, foreign currency option contracts and currency swap agreements held by certain subsidiaries in the Financial Services segment are marked-to-market with changes in value recognized in financial service revenue.

Interest rate swap agreements (including interest rate and currency swap agreements)

Interest rate swap agreements are utilized primarily to lower funding costs, to diversify sources of funding and to limit Sony’s exposure associated with underlying debt instruments and available-for-sale debt securities resulting from adverse fluctuations in interest rates, foreign currency exchange rates and changes in fair values. Interest rate swap agreements entered into in the Financial Services segment are used for reducing the risk arising from the changes in the fair value of fixed rate available-for-sale debt securities. These derivatives are considered to be a hedge against changes in the fair value of available-for-sale debt securities in the Financial Services segment. Accordingly, these derivatives have been designated as fair value hedges.

Sony also enters into certain interest rate swap agreements for the purpose of reducing the risk arising from the changes in anticipated cash flows of variable rate debt and foreign currency denominated debt. These interest rate swap agreements, which effectively swap foreign currency denominated variable rate debt for functional currency denominated fixed rate debt, are considered to be a hedge against changes in the anticipated cash flows of Sony’s foreign denominated variable rate obligations. Accordingly, these derivatives have been designated as cash flow hedges.

Certain subsidiaries in the Financial Services segment have interest rate swap agreements as part of their portfolio investments, which are marked-to-market with changes in value recognized in financial service revenue.

Any other interest rate swap agreements that do not qualify as hedges, which are used for reducing the risk arising from changes of variable rate debt, are marked-to-market with changes in value recognized in other income and expenses.

Other agreements

Certain subsidiaries in the Financial Services segment have credit default swap agreements, equity future contracts, other currency contracts and hybrid financial instruments as part of their portfolio investments, which are marked-to-market with changes in value recognized in financial services revenue. The hybrid financial instruments, disclosed in Note 7 as debt securities, contain embedded derivatives that are not required to be bifurcated because the entire instruments are carried at fair value.

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives designated as		March 31			March 31
hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	853	416	Current liabilities other	10,269	9,026
Interest rate contracts		—	—	Liabilities other	1,884	1,663
Foreign exchange contracts	Prepaid expenses and other current assets	52	—	Current liabilities other	—	67

		905	416		12,153	10,756

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives not designated		March 31			March 31
as hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	434	314	Current liabilities other	664	3,630
Interest rate contracts		—	—	Liabilities other	170	—
Foreign exchange contracts	Prepaid expenses and other current assets	22,334	14,353	Current liabilities other	35,585	19,361
Foreign exchange contracts	Assets other	30	9		—	—
Credit contracts	Prepaid expenses and other current assets	93	18	Current liabilities other	27	12

		22,891	14,694		36,446	23,003

Total derivatives		23,796	15,110		48,599	33,759

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 (yen in millions).

		Amount of gain or (loss) recognized in income on derivative
Derivatives under fair value	Location of gain or (loss) recognized	Fiscal year ended March 31
hedging relationships	in income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(2,499)	(3,475)	588
Foreign exchange contracts	Foreign exchange gain or (loss), net	(8)	97	(18)

Total		(2,507)	(3,378)	570

	Yen in millions
	Fiscal year ended March 31, 2010
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(901)	Interest expense	418	Interest expense	—
Foreign exchange contracts	1,814	Foreign exchange gain or (loss), net	(1,516)	Foreign exchange gain or (loss), net	26

Total	913	Total	(1,098)	Total	26

	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

At March 31, 2011, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 1,589 million yen. Within the next twelve months, 603 million yen is expected to be reclassified from equity into earnings as a loss.

		Amount of gain or (loss)
		recognized in income on
	Location of gain or	derivative (Yen in millions)
Derivatives not designated as	(loss) recognized in	Fiscal year ended March 31
hedging instruments	income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(1,966)	(884)	(3,332)
Interest rate contracts	Financial services expenses	21	32	32
Foreign exchange contracts	Financial services revenue	11,424	1,468	(1,294)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(39,542)	(8,779)	8,311
Equity contracts	Financial services revenue	8,795	83	—
Bond contracts	Financial services revenue	78	68	44
Credit contracts	Financial services revenue	1,352	(518)	(101)

Total		(19,838)	(8,530)	3,660

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2010		March 31, 2011
	Notional		Notional
	amount	Fair value	amount	Fair value

Foreign exchange contracts:
Foreign exchange forward contracts	1,924,697	(16,049)	1,364,147	(8,825)
Currency option contracts purchased	3,819	19	5,822	19
Currency option contracts written	407	(11)	423	(9)
Currency swap agreements	50,979	2,022	117,028	2,015
Other currency contracts	46,499	850	46,201	1,734
Interest rate contracts:
Interest rate swap agreements	456,213	(11,700)	448,353	(13,589)
Credit contracts:
Credit default swap agreements	10,497	66	4,841	6

Pension and severance plans	12 Months Ended
Mar. 31, 2011
Pension and severance plans [Abstract]
Pension and severance plans

15.	Pension and severance plans

Upon terminating employment, employees of Sony Corporation and its subsidiaries in Japan are entitled, under most circumstances, to lump-sum indemnities or pension payments as described below. In July 2004, Sony Corporation and certain of its subsidiaries amended their pension plans and introduced a point-based plan under which a point is added every year reflecting the individual employee’s performance over that year. Under the point-based plan, the amount of payment is determined based on sum of cumulative points from past services and interest points earned on the cumulative points regardless of whether or not the employee is voluntarily retiring.

Under the plans, in general, the defined benefits cover 65% of the indemnities under existing regulations to employees. The remaining indemnities are covered by severance payments by the companies. The pension benefits are payable at the option of the retiring employee either in a lump-sum amount or monthly pension payments. Contributions to the plans are funded through several financial institutions in accordance with the applicable laws and regulations.

Several of Sony’s foreign subsidiaries have defined benefit pension plans or severance indemnity plans, which substantially cover all of their employees. Under such plans, the related cost of benefits is currently funded or accrued. Benefits awarded under these plans are based primarily on the current rate of pay and length of service.

In September 2006, the FASB issued new accounting guidance for defined benefit pension and other postretirement plans, which requires plan assets and benefit obligations be measured at fiscal year end date. Sony implemented the measurement date provisions of this guidance for the fiscal year ended March 31, 2009 and, accordingly, adjustments of beginning retained earnings totaling 668 million yen and accumulated other comprehensive income totaling 630 million yen were recorded, respectively.

The components of net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	28,652	30,980	29,589
Interest cost	15,208	15,402	16,067
Expected return on plan assets	(18,950)	(16,969)	(17,987)
Recognized actuarial loss	12,440	16,000	11,802
Amortization of prior service costs	(10,358)	(10,391)	(10,391)

Net periodic benefit costs	26,992	35,022	29,080

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	10,557	3,645	4,160
Interest cost	11,869	12,083	11,165
Expected return on plan assets	(10,569)	(8,652)	(9,135)
Amortization of net transition asset	212	67	20
Recognized actuarial loss	507	857	2,911
Amortization of prior service costs	(262)	30	(32)
Losses (gains) on curtailments and settlements	1,569	1,766	(31)

Net periodic benefit costs	13,883	9,796	9,058

The estimated net actuarial loss, prior service cost and obligation (asset) existing at transition for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year are 13,454 million yen, 10,761 million yen and 79 million yen, respectively.

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,098	709,554	196,750	231,341
Service cost	30,980	29,589	3,645	4,160
Interest cost	15,402	16,067	12,083	11,165
Plan participants’ contributions	—	—	322	764
Amendments	(433)	—	3,950	(6,677)
Actuarial (gain) loss	(10,103)	6,424	36,311	(6,869)
Foreign currency exchange rate changes	—	—	(5,968)	(16,994)
Curtailments and settlements	—	(404)	(1,441)	(166)
Benefits paid	(35,390)	(25,377)	(14,311)	(10,227)

Benefit obligation at end of the fiscal year	709,554	735,853	231,341	206,497

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	443,977	515,701	98,739	134,226
Actual return on plan assets	59,654	4,327	31,775	10,930
Foreign currency exchange rate changes	—	—	(1,502)	(9,121)
Employer contribution	32,803	34,892	18,387	13,029
Plan participants’ contributions	—	—	322	764
Curtailments and settlements	—	—	(407)	(217)
Benefits paid	(20,733)	(18,272)	(13,088)	(9,224)

Fair value of plan assets at end of the fiscal year	515,701	536,648	134,226	140,387

Funded status at end of the fiscal year	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Noncurrent assets	1,116	1,454	2,760	3,894
Current liabilities	—	—	(2,778)	(2,716)
Noncurrent liabilities	(194,969)	(200,659)	(97,097)	(67,288)

Ending balance	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Prior service cost (credit)	(96,865)	(86,470)	2,966	(3,930)
Net actuarial loss	270,241	278,895	49,209	33,919
Obligation existing at transition	—	—	231	204

Ending balance	173,376	192,425	52,406	30,193

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Accumulated benefit obligations	705,537	731,666	192,260	183,954

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Projected benefit obligations	709,554	735,853	177,131	176,755
Accumulated benefit obligations	705,537	731,666	163,120	167,609
Fair value of plan assets	515,701	536,648	100,526	121,338

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2010	2011	2010	2011

Discount rate	2.3%	2.1%	5.5%	5.2%
Rate of compensation increase	*	*	4.0	3.5

*	As of March 31, 2010 and 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Japanese plans				Foreign plans
	Fiscal year ended March 31				Fiscal year ended March 31
	2009	2010	2011		2009	2010	2011

Discount rate	2.3%	2.2%	2.3%		6.0%	6.5%	5.5%
Expected return on plan assets	3.9	3.6	2.9		7.1	6.5	5.9
Rate of compensation increase	2.5	2.7		*	3.4	3.2	4.0

*	As of March 31, 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Sony reviews these assumptions for changes in circumstances.

The weighted-average rate of compensation increase is calculated based only on the pay-related plans. The point-based plans discussed above are excluded from the calculation because payments made under the plan are not based on employee compensation.

To determine the expected long-term rate of return on pension plan assets, Sony considers the current and expected asset allocations, as well as the historical and expected long-term rates of returns on various categories of plan assets. Sony’s pension investment policy recognizes the expected growth and the variability risk associated with the long-term nature of pension liabilities, the returns and risks of diversification across asset classes, and the correlation among assets. The asset allocations are designed to maximize returns consistent with levels of liquidity and investment risk that are considered prudent and reasonable. While the pension investment policy gives appropriate consideration to recent market performance and historical returns, the investment assumptions utilized by Sony are designed to achieve a long-term return consistent with the long-term nature of the corresponding pension liabilities.

The investment objectives of Sony’s plan assets are designed to generate returns that will enable the plans to meet their future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors. Sony’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could negatively impact the funding level of the plans, thereby increasing its dependence on contributions from Sony. To mitigate any potential concentration risk, thorough consideration is given to balancing the portfolio among industry sectors and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The target allocations as of March 31, 2011, are, as a result of Sony’s asset liability management, 28% of equity securities, 58% of fixed income securities and 14% of other investments for the pension plans of Sony Corporation and most of its subsidiaries in Japan, and, on a weighted average basis, 54% of equity securities, 34% of fixed income securities and 12% of other investments for the pension plans of foreign subsidiaries.

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	11,665	11,665	—	—
Equity:
Equity securities(a)	136,495	136,495	—	—
Fixed income:
Government bonds(b)	201,240	—	201,240	—
Corporate bonds(c)	22,691	—	22,691	—
Asset-backed securities(d)	4,779	—	4,779	—
Commingled funds(e)	62,703	—	62,703	—
Commodity funds(f)	1,638	—	1,638	—
Private equity(g)	21,337	—	—	21,337
Hedge funds(h)	51,498	—	—	51,498
Real estate	1,655	—	—	1,655

Total	515,701	148,160	293,051	74,490

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	25,151	25,151	—	—
Equity:
Equity securities(a)	127,695	125,692	2,003	—
Fixed income:
Government bonds(b)	226,183	—	226,183	—
Corporate bonds(c)	23,375	—	23,375	—
Asset-backed securities(d)	3,451	—	3,451	—
Commingled funds(e)	63,693	—	63,693	—
Commodity funds(f)	1,991	—	1,991	—
Private equity(g)	19,888	—	—	19,888
Hedge funds(h)	43,688	—	—	43,688
Real estate	1,533	—	—	1,533

Total	536,648	150,843	320,696	65,109

(a)	Includes approximately 62 percent and 64 percent of Japanese equity securities, and 38 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2010 and 2011, respectively.

(b)	Includes approximately 63 percent and 65 percent of debt securities issued by Japanese national and local governments, and 37 percent and 35 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2010 and 2011, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 38 percent and 39 percent of investments in equity, 57 percent and 58 percent of investments in fixed income, and 5 percent and 3 percent of investments in other for the fiscal years ended March 31, 2010 and 2011, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	1,775	1,775	—	—
Equity:
Equity securities(a)	39,885	33,657	6,228	—
Fixed income:
Government bonds(b)	20,553	—	20,553	—
Corporate bonds(c)	12,584	—	8,013	4,571
Asset-backed securities	3,135	—	3,060	75
Insurance contracts(d)	6,166	—	6,166	—
Commingled funds(e)	45,655	—	45,127	528
Real estate and other(f)	4,473	653	43	3,777

Total	134,226	36,085	89,190	8,951

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	860	860	—	—
Equity:
Equity securities(a)	38,512	33,273	5,239	—
Fixed income:
Government bonds(b)	21,405	—	21,405	—
Corporate bonds(c)	14,994	—	10,148	4,846
Asset-backed securities	2,053	—	2,053	—
Insurance contracts(d)	6,718	—	6,718	—
Commingled funds(e)	50,517	—	49,987	530
Real estate and other(f)	5,328	45	1,510	3,773

Total	140,387	34,178	97,060	9,149

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Each level in the fair value hierarchy in which each plan asset is classified is determined based on inputs used to measure the fair values of the asset, and does not necessarily indicate the risks or rating of the asset.

The following is a description of the valuation techniques used to measure Japanese and foreign plan assets at fair value. There were no changes in valuation techniques during the fiscal years ended March 31, 2010 and 2011.

Equity securities are valued at the closing price reported in the active market in which the individual securities are traded. These assets are generally classified as level 1.

The fair value of fixed income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as level 2.

Commingled funds are typically valued using the net asset value provided by the administrator of the fund and reviewed by Sony. The net asset value is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are classified as level 1, level 2 or level 3 depending on availability of quoted market prices.

Commodity funds are valued using inputs that are derived principally from or corroborated by observable market data. These assets are generally classified as level 2.

Private equity and private real estate investment trust valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data to determine if the carrying value of these assets should be adjusted. These investments are classified as level 3. The valuation methodology is applied consistently from period to period.

Hedge funds are valued using the net asset value as determined by the administrator or custodian of the fund. These investments are classified as level 3.

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2010 and 2011:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total

Beginning balance at April 1, 2009	23,028	40,443	2,606	66,077
Return on assets held at end of year	(1,691)	79	(951)	(2,563)
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	10,976	—	10,976
Transfers, net	—	—	—	—

Ending balance at March 31, 2010	21,337	51,498	1,655	74,490

Return on assets held at end of year	(1,449)	2,467	(122)	896
Return on assets sold during the year	—	(436)	—	(436)
Purchases, sales, and settlements, net	—	(9,841)	—	(9,841)
Transfers, net	—	—	—	—

Ending balance at March 31, 2011	19,888	43,688	1,533	65,109

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Corporate	Asset-backed	Commingled	Real estate
	bonds	securities	funds	and other	Total

Beginning balance at April 1, 2009	—	74	849	4,085	5,008
Return on assets held at end of year	302	14	5	23	344
Return on assets sold during the year	—	—	—	(89)	(89)
Purchases, sales, and settlements, net	4,269	(9)	(288)	(95)	3,877
Transfers, net	—	—	—	—	—
Other*	—	(4)	(38)	(147)	(189)

Ending balance at March 31, 2010	4,571	75	528	3,777	8,951

Return on assets held at end of year	503	—	9	490	1,002
Return on assets sold during the year	—	5	—	—	5
Purchases, sales, and settlements, net	260	(72)	—	(159)	29
Transfers, net	—	—	—	—	—
Other*	(488)	(8)	(7)	(335)	(838)

Ending balance at March 31, 2011	4,846	—	530	3,773	9,149

*	Primarily consists of translation adjustments.

Sony makes contributions to its defined benefit pension plans as deemed appropriate by management after considering the fair value of plan assets, expected return on plan assets and the present value of benefit obligations. Sony expects to contribute approximately 35 billion yen to the Japanese plans and approximately 11 billion yen to the foreign plans during the fiscal year ending March 31, 2012.

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31,	Yen in millions	Yen in millions

2012	24,690	10,620
2013	26,321	9,663
2014	28,653	10,597
2015	31,571	10,348
2016	34,355	10,759
2017 — 2021	199,824	62,305

Stockholders' equity	12 Months Ended
Mar. 31, 2011
Stockholders' equity [Abstract]
Stockholders' equity

16.	Stockholders’ equity

(1)	Common stock:

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2009, 2010 and 2011 have resulted from the following:

Number of
shares

Balance at March 31, 2008	1,004,443,364
Exercise of stock acquisition rights	92,000

Balance at March 31, 2009	1,004,535,364
Exercise of stock acquisition rights	36,100

Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664

At March 31, 2011, 20,480,400 shares of common stock would be issued upon the conversion or exercise of all convertible bonds and stock acquisition rights outstanding.

Conversions of convertible bonds into common stock are accounted for in accordance with the provisions of the Companies Act of Japan (Kaishaho) and related regulations (collectively the “Companies Act”) by crediting approximately one-half of the conversion proceeds to the common stock account and the remainder to the additional paid-in capital account.

Sony Corporation may purchase its own shares at any time by a resolution of the Board of Directors up to the retained earnings available for dividends to shareholders, in accordance with the Companies Act. No common stock had been acquired by the resolution of the Board of Directors during the fiscal years ended March 31, 2009, 2010 and 2011.

(2)	Retained earnings:

The amount of statutory retained earnings of Sony Corporation available for dividends to shareholders as of March 31, 2011 was 502,815 million yen. The appropriation of retained earnings for the fiscal year ended March 31, 2011, including cash dividends for the six-month period ended March 31, 2011, has been incorporated in the accompanying consolidated financial statements. This appropriation of retained earnings was approved at the meeting of the Board of Directors of Sony Corporation held on May 26, 2011 and was then recorded in the statutory books of account, in accordance with the Companies Act.

Retained earnings include Sony’s equity in undistributed earnings of affiliated companies accounted for by the equity method in the amount of 16,034 million yen and 30,809 million yen at March 31, 2010 and 2011, respectively.

(3)	Other comprehensive income:

Other comprehensive income for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2009:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(105,145)	40,198	(48,207)
Less : Reclassification adjustment included in net income	11,306	(3,958)	7,348
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(2,988)	1,059	(1,929)
Less : Reclassification adjustment included in net income	5,335	(1,619)	3,716
Pension liability adjustment*	(127,222)	51,527	(74,517)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(250,085)	1,854	(248,231)
Less : Reclassification adjustment included in net income	534	—	534

Other comprehensive income (loss)	(468,265)	89,061	(361,286)

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2010:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	74,501	(22,469)	33,502
Less : Reclassification adjustment included in net income	(1,896)	661	(1,235)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding gains arising during the period	2,040	(415)	1,625
Less : Reclassification adjustment included in net income	(566)	489	(77)
Pension liability adjustment*	45,767	(22,074)	23,720
Foreign currency translation adjustments —
Translation adjustments arising during the period	4,583	(22)	4,561
Less : Reclassification adjustment included in net income	2,289	—	2,289

Other comprehensive income	126,718	(43,830)	64,385

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less : Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less : Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less : Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains (losses) and pension liability adjustment arising during the period.

During the fiscal years ended March 31, 2009, 2010 and 2011, losses of 534 million yen, 2,289 million yen and gains of 832 million yen, respectively, of foreign currency translation adjustments were transferred from other comprehensive income to net income as a result of the liquidation or sale of certain foreign subsidiaries.

Stock-based compensation plans	12 Months Ended
Mar. 31, 2011
Stock-based compensation plans [Abstract]
Stock-based compensation plans

17.	Stock-based compensation plans

The stock-based compensation expense for the fiscal years ended March 31, 2009, 2010 and 2011 was 3,446 million yen, 2,202 million yen and 1,952 million yen, respectively. The income tax benefit related to the stock-based compensation expense for the fiscal years ended March 31, 2009, 2010 and 2011 was 543 million yen, 271 million yen and 322 million yen, respectively. The total cash received from exercises under all of the stock-based compensation plans during the fiscal years ended March 31, 2009, 2010 and 2011 was 378 million yen, 114 million yen and 198 million yen, respectively. Sony issued new shares upon exercise of these rights. The actual income tax benefit realized for tax deductions from exercises under all the stock-based compensation plans for the fiscal years ended March 31, 2009, 2010 and 2011 was insignificant.

Sony has three types of stock-based compensation plans as incentive plans for selected directors, corporate executive officers and employees.

(1)	Stock Acquisition Rights plan:

Sony has an equity-based compensation plan that issues common stock acquisition rights for the purpose of granting stock options to selected directors, corporate executive officers and employees of Sony, pursuant to the Companies Act. The stock acquisition rights generally vest ratably over a period of three years and are exercisable up to ten years from the date of grant.

The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2009, 2010 and 2011 was 398 yen, 813 yen and 1,036 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2009, 2010 and 2011 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2009		2010		2011

Weighted-average assumptions
Risk-free interest rate	2.07%		2.08%		1.60%
Expected lives	6.23	years	6.49	years	6.64	years
Expected volatility*	33.35%		33.70%		35.74%
Expected dividends	1.29%		0.99%		0.83%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	15,214,400	3,743
Granted	2,334,600	2,985
Exercised	(65,200)	2,653
Forfeited or expired	(472,400)	3,540

Outstanding at end of the fiscal year	17,011,400	3,458	6.20	523

Exercisable at end of the fiscal year	12,184,000	3,739	5.10	211

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2009, 2010 and 2011 was 95 million yen, 20 million yen and 26 million yen, respectively.

As of March 31, 2011, there was 2,358 million yen of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 1.99 years. The total fair value of stock acquisition rights vested during the fiscal years ended March 31, 2009, 2010 and 2011 was 3,333 million yen, 2,136 million yen and 1,921 million yen, respectively.

(2)	Convertible Bonds plan:

Sony has an equity-based compensation plan for selected executives of Sony’s U.S. subsidiaries using U.S. dollar-denominated non-interest bearing convertible bonds, which have characteristics similar to that of an option plan. Each convertible bond can be converted into 100 shares of the common stock of Sony Corporation at an exercise price based on the prevailing market rate shortly before the date of grant. The convertible bonds vest ratably over a three-year period and are exercisable up to ten years from the date of grant. As the convertible bonds were issued in exchange for a non-interest bearing employee loan and a right of offset exists between the convertible bonds and the employee loans, no accounting recognition was given to either the convertible bonds or the employee loans in Sony’s consolidated balance sheets.

A summary of the activities regarding the convertible bond plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	1,621,500	9,099
Expired	(1,073,000)	10,208

Outstanding at end of the fiscal year	548,500	6,931	1.00	—

Exercisable at end of the fiscal year	548,500	6,931	1.00	—

There were no shares granted or exercised under the convertible bond plan during the fiscal years ended March 31, 2009, 2010 and 2011. All shares under the convertible bond plan were exercisable as of March 31, 2011.

(3)	Stock Appreciation Rights (“SARs”) plan:

Sony granted SARs in the United States of America for selected employees. Under the terms of these plans, employees upon exercise of such rights receive cash equal to the amount that the market price of Sony Corporation’s common stock exceeds the strike price of the SARs. The SARs generally vest ratably over a period of three years, and are generally exercisable up to ten years from the date of grant.

There were no SARs granted during the fiscal years ended March 31, 2009, 2010 and 2011. As of March 31, 2011, there were 45,425 SARs outstanding and the weighted-average exercise price was 5,120 yen. All SARs were exercisable as of March 31, 2011.

The compensation expense for the SARs is measured as the excess of the quoted market price of Sony Corporation’s common stock over the SARs strike price. SAR compensation expense for the fiscal years ended March 31, 2009, 2010, and 2011 was insignificant.

Great East Japan Earthquake	12 Months Ended
Mar. 31, 2011
Great East Japan Earthquake [Abstract]
Great East Japan Earthquake

18.	Great East Japan Earthquake

On March 11, 2011, Japan experienced a massive earthquake and tsunami (the “Great East Japan Earthquake”). The disaster caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located principally in northeastern Japan.

For the fiscal year ended March 31, 2011, Sony has incurred incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the disaster of 10,897 million yen, including the disposal or impairment of fixed assets of 7,668 million yen. These losses and expenses are primarily recorded within (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income and are offset by insurance recoveries as described below. The restoration costs anticipated to occur on or after April 1, 2011 were not recorded in the period ended March 31, 2011 and will be recorded when the services are rendered and liabilities incurred. In addition, Sony also incurred other losses and expenses of 11,821 million yen, which included idle facility costs at manufacturing sites, and an additional provision for life insurance policy reserves. These losses and expenses were mainly recorded in cost of sales and financial services expenses in the consolidated statements of income.

Sony has insurance policies which cover certain damage directly caused by the Great East Japan Earthquake for Sony Corporation and certain of its subsidiaries including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets and inventories and provide business interruption coverage, including lost profits, of up to 13,000 million yen in total. For the fiscal year ended March 31, 2011, Sony recorded insurance receivables of 10,841 million yen, representing a portion of the insurance claims that were deemed probable of collection up to the extent of the amount of corresponding losses recognized in the same period. The insurance receivables recorded substantially all relate to damaged assets and inventories, and include no amounts for business interruption or lost profits. Sony concluded that the recoveries from insurance claims are probable based on the coverage under valid policies, communications with the insurance carriers, Sony’s past claims history with the insurance carriers, and Sony’s assessment that the insurance carriers have the financial ability to pay the claims. These receivables are primarily recorded within other noncurrent assets in the consolidated balance sheets.

Restructuring charges and asset impairments	12 Months Ended
Mar. 31, 2011
Restructuring charges and asset impairments [Abstract]
Restructuring charges and asset impairments

19.	Restructuring charges and asset impairments

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, such as exiting a business or product category or implementing a headcount reduction program, which are designed to generate a positive impact on future profitability. For the fiscal years ended March 31, 2009, 2010 and 2011, Sony recorded total restructuring charges of 75,390 million yen, 116,472 million yen and 62,318 million yen, respectively.

Sony anticipates recording approximately 25 billion yen of restructuring charges for the fiscal year ending March 31, 2012.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Employee	Non-cash
	termination	write-downs and	Other associated
	benefits	disposals*	costs	Total

Balance at March 31, 2008	10,893	—	5,669	16,562
SME acquisition	8,980	—	2,637	11,617
Restructuring costs	56,385	10,182	8,823	75,390
Non-cash charges	—	(10,182)	—	(10,182)
Cash payments	(21,900)	—	(5,160)	(27,060)
Adjustments	(545)	—	(508)	(1,053)

Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559

*	Significant asset impairments excluded from restructuring charges are described below.

At March 31, 2011, the accrual for other associated costs in the table above primarily relates to restructuring efforts in the Consumer, Professional & Devices segment.

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Consumer, Professional & Devices	53,732	68,640	38,018
Networked Products & Services	3,062	3,682	7,021
Pictures	4,908	5,605	2,722
Music	6,337	5,225	2,662
Financial Services	789	5,078	5,010
All Other and Corporate	6,562	28,242	6,885

Total net charges	75,390	116,472	62,318

In addition to the restructuring charges in the tables above, Sony recorded in cost of sales 7,851 million yen and 4,751 million yen of non-cash charges related to depreciation associated with restructured assets for the fiscal years ended March 31, 2010 and 2011, respectively. Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activity refers to the increase in depreciation expense caused by shortening the useful life or updating the salvage value of depreciable fixed assets to coincide with the end of production under an approved restructuring plan. Any impairment of the asset is recognized immediately in the period.

Consumer, Professional & Devices segment

In an effort to improve the performance of the Consumer, Professional & Devices segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). The restructuring charges of the Consumer, Professional & Devices segment in the tables above include non-cash inventory and long-lived asset write downs and disposals which represent a substantial majority of Sony’s total such charges. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the Consumer, Professional & Devices segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has implemented and will continue a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the Consumer, Professional & Devices segment restructuring charges related mainly to employee termination benefits totaling 42,018 million yen, 39,821 million yen and 25,345 million yen for the fiscal years ended March 31, 2009, 2010 and 2011, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, manufacturing operations in Japan for certain product categories were consolidated in order to increase the efficiency of these manufacturing operations.

As a result of this realignment of manufacturing operations in Japan, restructuring charges for the closure of production facilities totaling 13,219 million yen consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 8,859 million yen for employee termination benefits was recorded in selling, general and administrative expenses and 3,716 million yen for the disposal or impairment of assets was recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. In addition to the restructuring charges, 5,622 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income as a result of this realignment of manufacturing operations in Japan. At March 31, 2011, there was no material remaining liability.

Sales and transfers of manufacturing operations outside of Japan -

During the fiscal year ended March 31, 2011, Sony sold and transferred certain manufacturing operations outside of Japan to third parties to reduce operating costs. The resulting restructuring charges included expenses of 11,583 million yen related to the transfer of a factory in Barcelona and the impairment of related assets. At March 31, 2011, there was no material remaining liability.

Cash flows from the sales and transfers of manufacturing operations are included in sales of businesses in the consolidated statements of cash flows.

Asset-impairment of TFT LCD related fixed assets -

In an effort to increase efficiency and strengthen operations in the small- and medium-sized TFT LCD business by consolidating manufacturing operations, Sony recorded 7,832 million yen for the impairment of TFT LCD related fixed assets for the fiscal year ended March 31, 2010. These charges were recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income.

Asset-impairment of OLED related equipment -

During the fiscal year ended March 31, 2010, Sony recorded 5,265 million yen for the impairment of OLED related equipment, which was rendered obsolete due to the utilization of an alternative technology in the manufacture of OLED products. These charges were recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income.

Networked Products & Services segment

In an effort to improve the performance of the Networked Products & Services segment, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges for these segments, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Pictures segment

In an effort to improve the performance of the Pictures segment, Sony has undergone a number of restructuring efforts to reduce operating costs and rationalize certain operations.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

At March 31, 2011, the remaining liability balance was 2,562 million yen, the majority of which will be paid or settled over the next year.

Music segment

In an effort to improve the performance of the Music segment due to the continued contraction of the physical music market, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

At March 31, 2011, the remaining liability balance was 4,641 million yen, the majority of which will be paid or settled over the next year.

Restructuring liabilities related to the SONY BMG acquisition -

As a result of the acquisition of Sony Music Entertainment (“SME”), Sony reflected in the consolidated balance sheets 8,884 million yen of restructuring liabilities which related to restructuring activities undertaken by SME prior to Sony’s acquisition of Bertelsmann AG’s 50% ownership interest, but which had not yet been paid or settled by SME. The restructuring liability relates to activities previously accrued by SONY BMG but which were unpaid as of the acquisition date representing severance costs of 6,517 million yen and lease, other contract termination and other exit costs of 2,367 million yen. In connection with the acquisition, Sony also recorded additional restructuring accruals of 2,733 million yen, primarily related to Sony’s plans to consolidate certain SME operations with those of other Sony entities. These restructuring accruals included severance benefits of 2,463 million yen and lease, other contract termination and other exit costs of 270 million yen. During the fiscal year ended March 31, 2010, SME determined that certain of the restructuring activities identified at the time of the acquisition would not be implemented. As a result, 1,557 million yen of this restructuring liability, primarily for severance benefits, was reversed and recorded as a reduction to the goodwill that was recorded in connection with the acquisition of SME.

Financial Services segment

In an effort to improve the performance of the Financial Services segment, Sony has undergone restructuring efforts to reduce operating costs.

During the fiscal year ended March 31, 2010, Sony recorded restructuring charges of 3,718 million yen in financial service expenses and 1,360 million yen in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. These restructuring charges were related mainly to the realignment of credit financing operations and the disposal or impairment of assets. During the fiscal year ended March 31, 2011, Sony recorded restructuring charges of 3,371 million yen in financial service expenses and 1,639 million yen in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. These restructuring charges related mainly to the partial sale of a leasing and credit card business.

At March 31, 2011, the remaining liability balance was 1,745 million yen, the majority of which will be paid or settled over the next year.

Cash flows from the partial sale of a leasing and credit card business are included in sales of businesses in the consolidated statements of cash flows.

All Other and Corporate

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, mobile phone customer service and manufacturing operations in Japan were consolidated in order to establish an integrated operational structure from manufacturing through to customer service.

As a result of this realignment, restructuring charges for the closure of production facilities totaling 6,041 million yen were recorded, which consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 4,900 million yen for employee termination benefits was recorded in selling, general and administrative expenses, and 862 million yen for the disposal or impairment of assets was recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. In addition to the restructuring charges, 553 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income. At March 31, 2011, there was no material remaining liability.

Withdrawal from property lease contract -

During the fiscal year ended March 31, 2010, Sony withdrew from the property management operation of an entertainment complex in Japan and terminated the property lease contract. Sony recorded 6,495 million yen of termination payments in cost of sales in the consolidated statements of income. At March 31, 2011, there was no remaining liability.

Corporate restructuring charges related to headquarters -

During the fiscal year ended March 31, 2010, Sony underwent headquarters restructuring activities. As a result, 5,897 million yen for employee termination benefits were recorded in selling, general and administrative expenses in the consolidated statements of income for the fiscal year ended March 31, 2010. At March 31, 2011, there was no remaining liability.

Other asset impairment information

Sony recorded a 27,100 million yen impairment loss, included within the Consumer, Professional & Devices segment, related to the LCD TV assets group in the fiscal year ended March 31, 2010. The impairment loss primarily reflects a decrease in the estimated fair value of property, plant and equipment and certain intangible assets. During the fourth quarter of the fiscal year ended March 31, 2010, management updated its strategic plans, which resulted in decreases in the assets’ estimated service periods and corresponding estimated future cash flows leading to the impairment loss. Sony excluded this loss on impairment from restructuring charges as it was not directly related to Sony’s ongoing restructuring initiatives.

Research and Development Costs, Advertising Costs and Shipping and Handling Costs	12 Months Ended
Mar. 31, 2011
Research and Development Costs, Advertising Costs and Shipping and Handling Costs [Abstract]
Research and development costs, advertising costs and shipping and handling costs

20.	Research and development costs, advertising costs and shipping and handling costs

(1)	Research and development costs:

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2009, 2010 and 2011 were 497,297 million yen, 432,001 million yen and 426,814 million yen, respectively.

(2)	Advertising costs:

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2009, 2010 and 2011 were 436,412 million yen, 383,540 million yen and 396,425 million yen, respectively.

(3)	Shipping and handling costs:

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2009, 2010 and 2011 were 120,175 million yen, 83,622 million yen and 91,926 million yen, respectively, which included the internal transportation costs of finished goods.

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
Income taxes

21.	Income taxes

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	(4,453)	45,290	143,917
Foreign subsidiaries	(170,502)	(18,378)	61,096

	(174,955)	26,912	205,013

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	34,631	42,723	60,514
Foreign subsidiaries	45,890	5,975	57,404

	80,521	48,698	117,918

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(105,211)	(25,589)	365,665
Foreign subsidiaries	(48,051)	(9,151)	(58,244)

	(153,262)	(34,740)	307,421

Total income tax expense (benefit)	(72,741)	13,958	425,339

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended
	March 31
	2009	2010	2011

Statutory tax rate	(41.0)%	41.0%	41.0%
Non-deductible expenses	1.9	10.3	1.3
Income tax credits	11.4	(18.0)	(2.0)
Change in valuation allowances	12.9	4.7	174.5
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(31.8)	5.8	1.5
Lower tax rate applied to life and non-life insurance business in Japan	0.8	(30.3)	(2.8)
Foreign income tax differential	0.5	(17.6)	(10.5)
Adjustments to tax accruals and reserves	(7.3)	16.2	4.5
Effect of equity in net income (loss) of affiliated companies	5.9	46.0	(2.8)
Other	5.1	(6.2)	2.8

Effective income tax rate	(41.6)%	51.9%	207.5%

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2010	2011

Deferred tax assets:
Operating loss carryforwards for tax purposes	242,172	316,856
Accrued pension and severance costs	130,508	103,674
Film costs	22,683	16,405
Warranty reserves and accrued expenses	74,528	69,240
Future insurance policy benefits	21,810	26,177
Accrued bonus	22,764	24,825
Inventory	31,608	35,989
Depreciation	37,553	35,128
Tax credit carryforwards	70,737	74,284
Reserve for doubtful accounts	9,243	8,404
Impairment of investments	42,948	33,743
Deferred revenue in the Pictures segment	17,579	19,254
Other	136,363	140,745

Gross deferred tax assets	860,496	904,724
Less: Valuation allowance	(117,486)	(463,702)

Total deferred tax assets	743,010	441,022

Deferred tax liabilities:
Insurance acquisition costs	(151,548)	(155,073)
Unbilled accounts receivable in the Pictures segment	(42,421)	(40,469)
Unrealized gains on securities	(38,792)	(33,101)
Intangible assets acquired through stock exchange offerings	(32,456)	(32,136)
Undistributed earnings of foreign subsidiaries and#@corporate joint ventures	(44,717)	(46,261)
Other	(96,674)	(109,903)

Gross deferred tax liabilities	(406,608)	(416,943)

Net deferred tax assets	336,402	24,079

The valuation allowance mainly relates to deferred tax assets of certain consolidated subsidiaries with operating loss carryforwards and tax credit carryforwards for tax purposes that are not more-likely-than-not to be realized. The net changes in the total valuation allowance were increases of 21,197 million yen, 282 million yen and 346,216 million yen for the fiscal years ended March 31, 2009, 2010 and 2011, respectively. The increases during the fiscal years ended March 31, 2009 and 2010 were due to the additional valuation allowances recorded on deferred tax assets for net operating loss carryforwards and tax credit carryforwards at certain subsidiaries. The increase during the fiscal year ended March 31, 2011 was primarily due to the additional valuation allowance recorded on deferred tax assets at Sony Corporation and its national tax filing group in Japan.

As a result of losses incurred in recent years, Sony Corporation in Japan, Sony Computer Entertainment America Inc. (“SCEA”) in the U.S., and the U.K. entities Sony Computer Entertainment Europe Limited and Sony Europe Limited are each in a three year cumulative pre-tax loss position. A cumulative loss position is considered significant negative evidence in assessing the realizability of a deferred tax asset that is difficult to overcome in determining that a valuation allowance is not needed against deferred tax assets. Sony Americas Holding Inc., the consolidated group of which SCEA is a member, also has significant deferred tax assets in the form of net operating losses and tax credit carryforwards and has incurred pre-tax losses in recent years.

Sony has concluded that with respect to the U.S. and U.K. entities, there is sufficient positive evidence to overcome this negative evidence when considering future forecasted income, the relatively long carryforward periods in the U.S. and U.K. and the use of tax planning strategies. The tax planning strategies include changes in tax depreciation and amortization methods, legal and operational restructuring in the U.K. and significant portions of Europe and the sales of certain assets that could realize the excess of appreciated value over the tax basis of those assets. Sony believes that the tax planning strategies coupled with future earnings forecasts of the historically profitable entities would produce sufficient taxable income in these entities to fully realize the deferred tax assets. Accordingly, no significant valuation allowance has been recorded for the U.S. or U.K. entities as of March 31, 2011.

Sony Corporation and its national tax filing group in Japan are in a three year cumulative loss position in the fiscal year ended March 31, 2011. In Japan, Sony Corporation files a standalone tax filing for local tax purposes and a consolidated national tax filing with its wholly owned Japanese subsidiaries for national tax purposes. As the national tax filing group only includes wholly owned subsidiaries, certain Japanese subsidiaries are excluded, the most significant of which are Sony Financial Holdings Inc. and its subsidiaries. Due to the three consecutive years of losses, and because the net operating losses in Japan have a relatively short carryforward period of 7 years, a limited number of years of the carryforward period remain. The first year of expiration of the remaining net operating losses in Japan would be 2014 for local tax and 2016 for national tax. Carrying amounts of deferred tax assets require a reduction by a valuation allowance if, based on the available positive and negative evidence, it is more likely than not that such assets will not be realized. While the three year cumulative loss position and the remaining limited years in the carryforward period are significant negative evidence, there is positive evidence in the form of a history of taxable income and a history of utilizing assets before expiration, as well as the availability of tax strategies regarding the utilization of the deferred tax assets. However, based on the near term forecast including the anticipated impact of the Great East Japan Earthquake and the lesser weight provided to longer range forecasts when an entity is in a three year cumulative loss, Sony does not believe that the objectively verifiable positive evidence is sufficient to overcome the significant negative evidence of the three year cumulative loss. As the weight given to the positive and negative evidence is commensurate with the extent to which the evidence may be objectively verified, it is generally difficult for positive evidence regarding projected future taxable income exclusive of reversing taxable temporary differences to outweigh objectively verifiable negative evidence of recent financial reporting losses. Accordingly, Sony, based on the weight of the available positive and negative evidence, established a valuation allowance of 362,316 million yen as of March 31, 2011.

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2010	2011

Current assets — Deferred income taxes	197,598	133,059
Other assets — Deferred income taxes	403,537	239,587
Current liabilities — Other	(28,212)	(42,340)
Long-term liabilities — Deferred income taxes	(236,521)	(306,227)

Net deferred tax assets	336,402	24,079

At March 31, 2011, deferred income taxes have not been provided on undistributed earnings of foreign subsidiaries and corporate joint ventures not expected to be remitted in the foreseeable future totaling 1,056,601 million yen, and on the gain of 61,544 million yen on a subsidiary’s sale of stock arising from the issuance of common stock of Sony Music Entertainment (Japan) Inc. (“SMEJ”) in a public offering to third parties in November 1991, as Sony does not anticipate any significant tax consequences on possible future disposition of its investment based on its tax planning strategies. The unrecognized deferred tax liabilities as of March 31, 2011 for such temporary differences can not be determined.

At March 31, 2011, Sony has operating loss carryforwards for tax purposes, the tax effect of which totaled 316,856 million yen, which will be available as an offset against future taxable income on tax returns to be filed in various tax jurisdictions. With the exception of 62,720 million yen with no expiration period, substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2012 and 2018 and the remaining amounts expire in periods up to 20 years depending on the jurisdiction.

Tax credit carryforwards for tax purposes at March 31, 2011 amounted to 74,284 million yen. With the exception of 12,736 million yen with no expiration period, total available tax credit carryforwards expire at various dates primarily up to 10 years.

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2009	2010	2011

Balance at beginning of the fiscal year	282,098	276,627	229,228
Reductions for tax positions of prior years	(23,585)	(38,450)	(39,005)
Additions for tax positions of prior years	11,164	4,816	19,947
Additions based on tax positions related to the current year	68,848	10,873	41,201
Settlements	(13,267)	(5,921)	(1,478)
Lapse in statute of limitations	(921)	(1,506)	(7,770)
Foreign currency translation adjustments	(47,710)	(17,211)	(17,003)

Balance at end of the fiscal year	276,627	229,228	225,120

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	72,008	76,125	87,497

The major changes in the total gross amount of unrecognized tax benefit balances relate to the Bilateral Advance Pricing Agreements (“APAs”) filed for certain subsidiaries in the Consumer, Professional & Devices, Networked Products & Services and All Other segments with respect to their intercompany cross-border transactions. These APAs include agreements between Sony and two taxing authorities under the authority of the mutual agreement procedure specified in income tax treaties. Because these are government to government negotiations, it is reasonably possible that the final outcomes of the agreements may differ from Sony’s current assessment of the more-likely-than-not outcomes of such agreements.

During the fiscal year ended March 31, 2009, Sony reversed 1,956 million yen of interest expense and 389 million yen of penalties.

During the fiscal year ended March 31, 2010, Sony recorded 4,707 million yen of interest expense and 1,565 million yen of penalties. At March 31, 2010, Sony had recorded liabilities of 10,911 million yen and 4,668 million yen for the payments of interest and penalties, respectively.

During the fiscal year ended March 31, 2011, Sony recorded 3,612 million yen of interest expense and reversed 261 million yen of penalties. At March 31, 2011, Sony had recorded liabilities of 14,523 million yen and 4,407 million yen for the payments of interest and penalties, respectively.

Sony operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited by Japanese and foreign taxing authorities. As a result of audit settlements, the conclusion of current examinations, the expiration of the statute of limitations in several jurisdictions and other reevaluations of Sony’s tax positions, it is expected that the amount of unrecognized tax benefits will change in the next twelve months; however, Sony does not expect that change to have a significant impact on Sony’s financial position or results of operations.

Sony remains subject to examinations by Japanese taxing authorities for tax years from 2004 through 2010, and by the U.S. and other foreign taxing authorities for tax years from 1998 through 2010.

Reconciliation of The Differences Between Basic and Diluted EPS	12 Months Ended
Mar. 31, 2011
Reconciliation of The Differences Between Basic and Diluted EPS [Abstract]
Reconciliation of the differences between basic and diluted EPS

22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Net loss attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(98,938)	(40,802)	(259,585)

	Thousands of shares

Weighted-average shares outstanding	1,003,499	1,003,520	1,003,559
Effect of dilutive securities:
Stock acquisition rights	—	—	—
Convertible bonds	—	—	—

Weighted-average shares for diluted EPS computation	1,003,499	1,003,520	1,003,559

	Yen

Basic EPS	(98.59)	(40.66)	(258.66)

Diluted EPS	(98.59)	(40.66)	(258.66)

Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds, which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 were 13,553 thousand shares, 17,600 thousand shares and 19,383 thousand shares, respectively. All potential shares were excluded as anti-dilutive for those fiscal years ended March 31, 2009, 2010 and 2011 due to Sony incurring a net loss attributable to its stockholders for those fiscal years.

Variable interest entities	12 Months Ended
Mar. 31, 2011
Variable interest entities [Abstract]
Variable interest entities

23.	Variable interest entities

Sony has, from time to time, entered into various arrangements with VIEs. These arrangements include facilities which provide for the leasing of certain property, several joint ventures in the recorded music business, the U.S. based music publishing business, the financing of film production and the outsourcing of manufacturing operations. In addition, Sony has entered into several accounts receivable sales programs that involve VIEs, which are described in Note 6. For the VIEs that are described below, it has been determined that Sony is the primary beneficiary and, accordingly, these VIEs are consolidated by Sony.

Sony leases the headquarters building of its U.S. subsidiary from a VIE. In December 2008, Sony renewed its option under the lease agreement and extended the term of the lease until December 2015. At the end of the lease term, Sony has agreed to either renew the lease, purchase the building or remarket it to a third party on behalf of the owner. Under the lease, Sony has provided a minimum guarantee to the VIE that if the sales price is less than 255 million U.S. dollars, Sony is obligated to make up the lesser of the shortfall or 214 million U.S. dollars. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIE’s economic performance, as well as the obligation to absorb the losses of the VIE due to the minimum guarantee. As a result, it has been determined that Sony is the primary beneficiary. Sony has not provided any additional support to the VIE other than its contractually obligated lease payments. Sony has the option to purchase the building at any time during the lease term for 255 million U.S. dollars. The debt held by the VIE is unsecured and there is no recourse to the creditors outside of Sony. The assets of the VIE are not available to settle the obligations of Sony. At March 31, 2011, the VIE had property, plant and equipment of 14,837 million yen and long-term debt of 21,236 million yen which were included in Sony’s consolidated balance sheets.

Sony’s U.S. subsidiary that is engaged in the recorded music business has entered into several joint ventures with companies involved in the production and creation of recorded music. Sony has reviewed these joint ventures and determined that they are VIEs. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIEs’ economic performance, as well as the obligation to absorb the losses of theses VIEs as Sony is responsible for providing funding to these VIEs, and in most cases absorbs all losses until the VIEs become profitable. As a result, it has been determined that Sony is the primary beneficiary. The assets of these VIEs are not available to settle the obligations of Sony. On an aggregate basis, the total assets and liabilities for these VIEs at March 31, 2011 were 13,738 million yen and 8,719 million yen, respectively.

Sony’s U.S. based music publishing subsidiary is a joint venture with a third party investor and has been determined to be a VIE. The subsidiary owns and acquires rights to musical compositions, exploits and markets these compositions and receives royalties or fees for their use. Under the terms of the joint venture, Sony has the obligation to fund any working capital deficits as well as any acquisition of music publishing rights made by the joint venture. In addition, the third party investor receives a guaranteed annual dividend of up to 17.5 million U.S. dollars through December 31, 2013. Based on a qualitative assessment, it was determined that Sony has the power to direct the activities that most significantly impact the VIE’s economic performance, as well as the obligation to absorb the losses of the VIE due to its obligation to provide funding to the joint venture. As a result, it has been determined that Sony is the primary beneficiary. The assets of the music publishing subsidiary are not available to settle the obligations of Sony. At March 31, 2011, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions

Assets:
Cash and cash equivalents	4,862
Account receivables, net	227
Other current assets	20,603
Property, plant and equipment, net	863
Intangibles, net	57,895
Goodwill	12,689
Other noncurrent assets	7,574

Total assets	104,713

Liabilities:
Accounts payable and accrued expenses	32,034
Other current liabilities	2,619
Other noncurrent liabilities	1,893

Total liabilities	36,546

VIEs in which Sony holds a significant variable interest, but is not the primary beneficiary are described as follows:

In connection with the September 2010 refinancing of the debt obligations of the third party investor in the music publishing subsidiary described above, Sony has issued a guarantee to a creditor of the third party investor in which Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor should the third party investor default on its obligation. The obligation of the third party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. The assets of the third party investor that are being used as collateral were placed in a separate trust which is also a VIE in which Sony has significant variable interests. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities of the trust. The assets held by the trust consist solely of the third party investor’s 50% ownership interest in the music publishing subsidiary. At March 31, 2011, the fair value of the assets held by the trust exceeded 303 million U.S. dollars.

Sony’s subsidiary in the Pictures segment entered into a joint venture agreement with a VIE to acquire the international distribution rights, as defined, to 12 pictures. The subsidiary is required to distribute these pictures internationally, for contractually defined fees determined as percentages of gross receipts and is responsible for all distribution and marketing expenses, which are recouped from such distribution fees, each as defined. The VIE was capitalized with total financing of 406 million U.S. dollars. Of this amount, 11 million U.S. dollars was contributed by the subsidiary, 95 million U.S. dollars was provided by unrelated third party investors and the remaining funding was provided through a 300 million U.S. dollar bank credit facility. Under the agreement, the subsidiary’s 11 million U.S. dollars equity investment is the last equity to be repaid. Based on the factors above, it was previously determined that the subsidiary was the primary beneficiary as it was projected to absorb the majority of the losses or residual returns. As of March 31, 2009, the bank credit facility had been terminated and the third party investors have been repaid their 95 million U.S. dollar investment. On May 11, 2009, the subsidiary repurchased from the VIE the international distribution rights to the 12 pictures and the VIE received a participation interest in these films on identical financial terms to those described above. As a result of repurchasing the international distribution rights from the VIE, Sony determined that the subsidiary was no longer the primary beneficiary as it was not projected to absorb the majority of the losses or residual returns of the VIE. No gain or loss was recognized by the subsidiary on the deconsolidation of the VIE. As of March 31, 2011, the subsidiary’s balance sheet includes 67 million yen of film costs related to the international distribution rights acquired from the VIE and 1,098 million yen of participation liabilities recorded within accounts payable, other and accrued expenses as well as other noncurrent liabilities due to the VIE.

Sony’s subsidiary in the Pictures segment entered into two separate production/co-financing agreements with VIEs to co-finance 19 films that were released over the 31 months ended July 31, 2008. The subsidiary received 565 million U.S. dollars over the term of the agreements to fund the production or acquisition cost of films (including fees and expenses). Additionally, on January 19, 2007, the subsidiary entered into a third production/co-financing agreement with another VIE to co-finance a majority of the films to be submitted through March 2012. The subsidiary has received a commitment from the third VIE that it will fund up to 525 million U.S. dollars on a revolving basis to fund the production or acquisition cost of films (including fees and expenses). At March 31, 2011, 18 films of the subsidiary have been released and approximately 554 million U.S. dollars collectively have been funded by the third VIE. Under all three agreements, the subsidiary is responsible for the marketing and distribution of the product through its global distribution channels. The VIEs share in the net profits, as defined, of the films after the subsidiary recoups a distribution fee, its marketing and distribution expenses, and third party participation and residual costs, each as defined. As the subsidiary did not have the power to direct the activities of these three VIEs that most significantly impact the VIEs’ economic performance nor issue any guarantees with respect to the VIEs, the subsidiary does not absorb the majority of the losses or residual returns, and therefore does not qualify as the primary beneficiary for any of the VIEs. At March 31, 2011, there were no amounts recorded on the subsidiary’s balance sheet that related to any of the VIEs other than the investors’ earned but unpaid share of the films’ net profits, as defined.

In January 2010, Sony sold 90.0% of its interest in a Mexican subsidiary which primarily manufactured LCD televisions, as well as other assets including machinery and equipment of 4,520 million yen and inventories of 5,619 million yen, to a contract manufacturer. The continuing entity, which would perform this manufacturing going forward, is a VIE as it is thinly capitalized and dependent on funding from the parent entity. Based on a qualitative assessment, it was determined that Sony is not the primary beneficiary as Sony does not have the power to direct the activities that most significantly impact the VIE’s economic performance nor does Sony have the obligation to absorb the losses of the VIE. In connection with the sale of Sony’s controlling interest in the subsidiary, Sony received 11,189 million yen and recorded a loss of 1,664 million yen during the fiscal year ended March 31, 2010. Concurrent with the sale, Sony entered into an agreement with the VIE and its parent company in which Sony agreed to purchase a significant share of the LCD televisions that Sony sells in certain markets, including the U.S. market. As of March 31, 2011, the amounts recorded on Sony’s consolidated balance sheets that relate to the VIE include receivables recorded within prepaid expenses and other current assets of 21,953 million yen and accounts payable, trade of 20,853 million yen. Sony’s maximum exposure to losses is considered insignificant.

As described in Note 6, accounts receivable sales programs in Japan and in the Financial Services segment also involve VIEs that formerly met the criteria to be a QSPE. These VIEs are all special purpose entities of the sponsor banks. In addition, a counterparty of the accounts receivable transactions in the U.S. includes a VIE. Based on a qualitative assessment, Sony is not the primary beneficiary and therefore does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these VIEs. Sony’s maximum exposure to losses from these VIEs is considered insignificant.

Acquisitions	12 Months Ended
Mar. 31, 2011
Acquisitions [Abstract]
Acquisitions

24.	Acquisitions

On April 1, 2009, Sony adopted new accounting guidance related to business combinations. The new guidance requires that the acquisition method of accounting be applied to a broader range of business combinations, amends the definition of a business combination, provides a definition of a business, requires an acquirer to recognize an acquired business at its fair value at the acquisition date, and requires the assets acquired and liabilities assumed in a business combination to be measured and recognized at their fair values as of the acquisition date, with limited exceptions.

(1)	SONY BMG acquisition

On October 1, 2008, Sony completed the acquisition of Bertelsmann AG’s 50% equity interest in SONY BMG, a global entertainment company engaged primarily in the development, production and distribution of recorded music, in all commercial formats and musical genres.

SONY BMG was a 50/50 joint venture between Sony and Bertelsmann AG originally created in August 2004. Prior to this acquisition, Sony’s 50% equity interest was accounted for under the equity method of accounting through September 30, 2008. As a result of Sony’s acquisition of Bertelsmann AG’s 50% interest, SONY BMG, which has been renamed Sony Music Entertainment, became a wholly owned subsidiary of Sony and the results of SONY BMG were consolidated by Sony beginning October 1, 2008.

This acquisition allows Sony to achieve a deeper and more robust integration between the wide-ranging global assets of the recorded music company and Sony’s products, operating companies and affiliates. Ultimately, this acquisition is expected to further Sony’s goal of offering a total entertainment experience to consumers.

Bertelsmann AG’s 50% interest in SONY BMG was acquired for 97,424 million yen, consisting of cash consideration of 95,410 million yen and transaction costs of 2,014 million yen. The acquisition was funded through a 63,606 million yen cash payment from Sony and a 31,803 million yen cash payment from SONY BMG, which represented Sony’s share of SONY BMG’s cash balance. Bertelsmann AG received an additional 31,803 million yen in cash from SONY BMG for its share of SONY BMG’s cash balance, resulting in total cash receipts to Bertelsmann AG of 127,213 million yen.

As of October 1, 2008, Sony consolidated all of the assets and liabilities of SONY BMG. Sony’s 50% share of the assets and liabilities of SONY BMG were recorded at their historical carryover basis while the 50% share of the assets and liabilities acquired from Bertelsmann AG were recorded at fair value.

During the finalization of the purchase price adjustments, certain adjustments were made to the allocation of the purchase price for the acquired assets and liabilities of SONY BMG to reflect the changes in the value of certain assets and liabilities. These changes resulted in a 8,649 million yen decrease in the goodwill recognized from the acquisition of Bertelsmann AG’s 50% interest in SONY BMG. These adjustments were primarily reflected as an increase in deferred tax assets as a result of modifications to various pre-merger tax estimates as well as decreases in acquired liabilities as certain restructuring activities that were identified at the time of the acquisition will not be implemented.

The following table summarizes the preliminary values assigned to the assets and liabilities that were recorded for SONY BMG, including net assets at historical carryover basis, as well as the final adjustments described above:

	Yen in millions
	Assets and
	liabilities	Acquired
	recorded at	assets and	Total
	the historical	liabilities	(as of		Total
	carryover	recorded at	October 1,		(after
	basis	fair value	2008)	Adjustments	adjustments)

Notes and accounts receivable, net	28,835	28,835	57,670		57,670
Capitalized artist advances — short-term	11,979	11,979	23,958		23,958
Other current assets	33,711	25,443	59,154	(531)	58,623
Capitalized artist advances — long-term	8,587	8,587	17,174		17,174
Intangibles, net	12,827	96,258	109,085		109,085
Goodwill	30,319	72,935	103,254	(8,649)	94,605
Other noncurrent assets	14,418	15,159	29,577	7,716	37,293

Total assets	140,676	259,196	399,872	(1,464)	398,408

Accrued royalties	66,151	66,044	132,195		132,195
Other current liabilities	60,744	64,879	125,623	(1,464)	124,159
Accrued pension and severance costs	11,661	11,767	23,428		23,428
Other noncurrent liabilities	8,057	19,082	27,139		27,139

Total liabilities	146,613	161,772	308,385	(1,464)	306,921

Net assets recorded for SONY BMG	(5,937)	97,424	91,487	—	91,487

No amounts were allocated to in-process research and development in this acquisition. Goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Music segment. Prior to the acquisition, both Sony and Bertelsmann AG had provided certain services to SONY BMG including manufacturing and distribution services, the leasing of office space and the licensing of the Sony and Bertelsmann AG brands. It was determined that the acquisition of Bertelsmann AG’s interest did not result in a settlement gain or loss as a result of these pre-existing relationships.

The intangible assets are comprised of the following:

	Yen in millions			Years
	Intangibles	Acquired
	recorded at	intangibles
	the historical	recorded at		Weighted-average
	carryover basis	fair value	Total	amortization period

Intangibles subject to amortization, net
Music catalogs	10,283	77,706	87,989	25
Artist contracts	2,014	15,160	17,174	10
Other	530	3,392	3,922	5

Total intangibles	12,827	96,258	109,085	22

The results of operations for SONY BMG are included in the Music segment beginning October 1, 2008. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and SONY BMG as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2009:

Yen in millions,
except per share data
Fiscal year ended
March 31
2009
(Unaudited)

Net sales	7,266,265
Operating loss	(234,724)
Net loss attributable to Sony Corporation’s stockholders	(104,614)
Basic EPS	(104.25)
Diluted EPS	(104.25)

The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable and is not intended to represent or be indicative of what Sony’s consolidated net loss attributable to Sony Corporation’s stockholders would have been had the acquisition been completed at the beginning of the period and should not be taken as indicative of Sony’s future consolidated net income (loss) attributable to Sony Corporation’s stockholders. The unaudited supplemental pro forma financial information includes incremental intangible asset amortization, interest costs and other charges as a result of the acquisition, net of the related tax effects.

(2)	Game Show Network acquisition

In April 2009, Sony sold a portion of its 50% ownership interest in Game Show Network, LLC (“GSN”), which operates a U.S. cable network and online business, to the other investor in GSN, which resulted in cash proceeds of 8,831 million yen and a gain of 8,322 million yen for the fiscal year ended March 31, 2010. The gain was recorded in (gain) loss on sale, disposal or impairment of assets and other, net.

In March 2011, Sony acquired an additional 5% equity interest in GSN from the successor in interest to the other investor (“Current Investor”) for 4,849 million yen, resulting in Sony owning a 40% equity interest in GSN. As part of the acquisition, Sony obtained a controlling interest in GSN, including the ability to appoint the majority of representatives on the GSN management committee, control over approval of the budget for GSN and control over the hiring, terminating, and setting compensation of the senior management of GSN. This acquisition will strengthen Sony’s presence in U.S. cable networks and Sony expects that it will allow GSN to further exploit and benefit from the light entertainment assets in the Pictures segment.

In addition to acquiring the additional 5% equity interest in GSN, Sony granted a put right to the Current Investor and received a call right from the Current Investor for an additional 18% equity interest in GSN. The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days. The exercise price of the put is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of 234 million U.S. dollars and a maximum price of 288 million U.S. dollars. Sony’s call right is exercisable only if the put is not exercised, and may be exercised for 60 business days immediately after the last put window has expired. The exercise price of the call is calculated using the same formula as the put with a minimum price of 234 million U.S. dollars. A buy/sell provision also applies to the equity interests in GSN owned by Sony and the Current Investor and may be exercised annually for a 60 business day window beginning April 1, 2015.

Prior to the March 2011 acquisition, Sony’s interest in GSN was accounted for under the equity method of accounting. As a result of Sony obtaining a controlling interest in GSN, Sony consolidated GSN using the acquisition method of accounting and recorded the fair value of the identifiable assets, liabilities assumed, redeemable noncontrolling interest, noncontrolling interest and residual goodwill of GSN. In accordance with the accounting guidance for business combinations achieved in stages, Sony remeasured the 35% equity interest in GSN that it owned prior to the acquisition at a fair value of 33,940 million yen which resulted in the recognition of a gain of 26,991 million yen recorded in (gain) loss on sale, disposal or impairment of assets and other, net.

The following table summarizes the preliminary fair value assigned to the assets and liabilities of GSN that were recorded in the Pictures segment. Due to the fact that the acquisition closed in March 2011, certain areas of purchase price allocation are not yet finalized including the fair value of certain tangible assets and liabilities acquired, the valuation of intangible assets acquired, income taxes and residual goodwill.

Yen in millions
Acquired
assets and
liabilities
recorded at
fair value

Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38

Total assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683

Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728

Total	38,790

The portion of the noncontrolling interest that can be put to Sony is accounted for as mandatorily redeemable securities because redemption is outside of Sony’s control. As such, the redeemable noncontrolling interest is reported in the mezzanine equity section in the consolidated balance sheets at March 31, 2011. The fair value of the noncontrolling interest was calculated using a combination of a discounted cash flow model and market comparables of similar transactions and companies. A lack of control discount was not applied in determining the fair value of the noncontrolling interest as the cash flows attributable to the noncontrolling interest holder are expected to be proportional to the cash flows attributable to the controlling interest holder.

No amounts have been allocated to in-process research and development in this acquisition. Goodwill represents unidentifiable intangible assets, such as future growth from new revenue streams and synergies with Sony’s existing assets and businesses, and is calculated as the excess of the purchase price over the estimated fair value of the net tangible and intangible assets acquired and is not deductible for tax purposes. The goodwill recorded in connection with this acquisition is included in the Pictures segment.

The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired
	intangibles
	recorded at	Weighted-average
	fair value	amortization period

Intangibles subject to amortization
Television carriage agreements (broadcasting agreements)	33,698	20
Other	4,162	1
Intangible having an indefinite life
Trademarks	8,889	—

Total intangibles	46,749

The results of operations of GSN are included in the Pictures segment after the acquisition date. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and GSN as though the acquisition had occurred as of the beginning of the fiscal years ended March 31, 2010 and 2011:

	Yen in millions,
	except per share data
	Fiscal year ended March 31
	2010	2011
	(Unaudited)

Net sales	6,313,222	6,325,310
Operating income	60,685	199,445
Net loss attributable to Sony Corporation’s stockholders	(33,655)	(259,731)
Basic EPS	(33.54)	(258.81)
Diluted EPS	(33.54)	(258.81)

The unaudited supplemental pro forma financial information is based on estimates and assumptions, which Sony believes are reasonable and is not intended to represent or be indicative of what Sony’s consolidated net loss attributable to Sony Corporation’s stockholders would have been had the acquisition been completed at the beginning of each of these periods and should not be taken as indicative of Sony’s future consolidated net loss attributable to Sony Corporation’s stockholders. The unaudited supplemental pro forma financial information includes a gain from remeasurement of the previously owned equity interest and incremental intangible asset amortization, net of the related tax effects.

(3)	Other acquisitions

During the fiscal year ended March 31, 2009, Sony completed certain other acquisitions for total consideration of 95,458 million yen which was paid primarily in cash and included:

—	Gracenote, Inc. (“Gracenote”), a global leader in technology and services for digital media identification, enrichment, and recommendation. Sony acquired Gracenote for 27,521 million yen, consisting of a cash payment of 27,108 million yen and transaction costs of 413 million yen; and

—	2waytraffic N.V. (“2waytraffic”), a Dutch entertainment company engaged primarily in creating, producing, licensing and distributing light entertainment content across television, mobile and digital platforms. Sony acquired 2waytraffic for 38,176 million yen, consisting of a cash payment of 24,369 million yen, assumption of 2waytraffic’s third-party debt of 12,519 million yen and transaction costs of 1,288 million yen.

As a result of Sony’s acquisition of Gracenote, 2waytraffic and other businesses, Sony recorded 61,614 million yen of goodwill and 32,977 million yen of intangible assets.

During the fiscal year ended March 31, 2010, Sony completed acquisitions for total consideration of 17,616 million yen, of which 1,420 million yen was contingent consideration and subject to future change. The remaining consideration was paid primarily in cash. As a result of the acquisitions, Sony recorded 13,425 million yen of goodwill and 3,708 million yen of intangible assets.

During the fiscal year ended March 31, 2011, Sony completed other acquisitions for total consideration of 2,884 million yen which was paid primarily in cash and there was no material contingent consideration subject to future change. As a result of the acquisitions, Sony recorded 1,415 million yen of goodwill and 1,227 million yen of intangible assets.

No significant amounts have been allocated to in-process research and development and all of the entities described above have been consolidated into Sony’s results of operations since their respective acquisition dates. Pro forma results of operations have not been presented because the effects of Gracenote, 2waytraffic and the other acquisitions, individually and in aggregate, were not material.

Divestitures	12 Months Ended
Mar. 31, 2011
Divestitures [Abstract]
Divestitures

25.	Divestitures

In March 2010, Sony sold a portion of its investment and certain ancillary rights, which was included in the Pictures segment, in its HBO Latin America venture, which owns and operates certain premium pay television businesses in Latin America, to the venture’s majority shareholder (“Majority Shareholder”). Sony accounted for this sale in accordance with the accounting guidance for transfers and servicing. Prior to this transaction, Sony owned approximately 29% of this venture, which was accounted for under the equity method, and, as a result of this transaction, Sony owned approximately 8% of this venture (the “Retained Interest”), which was accounted for under the cost method.

As consideration for the transaction, Sony received cash proceeds of 19,424 million yen and received a put option valued at 1,371 million yen and the sale resulted in a gain of 18,035 million yen for the fiscal year ended March 31, 2010. In November 2010, Sony notified the Majority Shareholder that Sony intended to exercise the put option. The purchase of the Retained Interest by the Majority Shareholder was completed in March 2011 which resulted in cash proceeds of 5,285 million yen and a gain of 3,329 million yen for the fiscal year ended March 31, 2011.

After the closing of the sale in March 2010, the parties submitted a non-suspensory filing to the Brazilian competition authority. On May 6, 2011, Sony received notification from the Brazilian competition authority that the transaction was approved without restriction. In the event the Brazilian competition authority did not approve both the March 2010 and the March 2011 sales, the sale of the Brazil portion of the investments could have been subject to rescission, in which case approximately 40% of the purchase prices, and the corresponding gains, could have been subject to rescission.

In January 2010, in a separate transaction, Sony sold its entire investment, which was included in the Pictures segment, in its HBO Central Europe joint venture, which owns and operates a premium pay television business in Central Europe, to an affiliate of the Majority Shareholder. The sale resulted in cash proceeds of 7,660 million yen and a gain of 3,957 million yen for the fiscal year ended March 31, 2010.

The above mentioned transactions were recorded in (gain) loss on sale, disposal or impairment of assets and other, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Collaborative arrangements	12 Months Ended
Mar. 31, 2011
Collaborative arrangements [Abstract]
Collaborative arrangements

26.	Collaborative arrangements

Sony has entered into collaborative arrangements, through a subsidiary in the Pictures segment, with one or more active participants to jointly finance, produce and/or distribute motion picture or television product under which both the subsidiary and the other active participants share in the risks and rewards of ownership. These arrangements are referred to as co-production and distribution arrangements.

Sony typically records an asset for only the portion of the motion picture or television product it owns and finances. Sony and the other participants typically distribute the product in different media or markets. Revenues earned and expenses incurred for the media or markets in which Sony distributes the product are typically recorded on a gross basis. Sony typically does not record revenues earned and expenses incurred when the other participants distribute the product. Sony and the other participants typically share in the profits from the distribution of the product in all media or markets. For motion picture product, if Sony is a net receiver of (1) Sony’s share of the profits from the media or markets distributed by the other participants less (2) the other participants’ share of the profits from the media or markets distributed by Sony then the net amount is recorded as net sales. If Sony is a net payer then the net amount is recorded in cost of sales. For television product, Sony records its share of the profits from the media or markets distributed by the other participants as sales, and the other participants’ share of the profits from the media or markets distributed by Sony as cost of sales.

For the years ended March 31, 2009, 2010 and 2011, 4,414 million yen, 4,687 million yen and 4,866 million yen, respectively, were recorded as cost of sales for amounts owed to the other participants and 4,600 million yen, 9,936 million yen and 10,244 million yen, respectively, were recorded as net sales for amounts due from the other participants in these collaborative arrangements.

Commitments, Contingent Liabilities and Other	12 Months Ended
Mar. 31, 2011
Commitments, Contingent Liabilities and Other [Abstract]
Commitments, contingent liabilities and other

27.	Commitments, contingent liabilities and other

(1)	Commitments:

A.	Loan commitments

Subsidiaries in the Financial Services segment have entered into loan agreements with their customers in accordance with the condition of the contracts. As of March 31, 2011, the total unused portion of the line of credit extended under these contracts was 18,408 million yen. The aggregate amounts of future year-by-year payments for these loan commitments cannot be determined.

B.	Purchase commitments and other

Purchase commitments and other outstanding at March 31, 2011 amounted to 350,015 million yen. The major components of these commitments are as follows:

In the ordinary course of business, Sony makes commitments for the purchase of property, plant and equipment. As of March 31, 2011, such commitments outstanding were 103,465 million yen.

Certain subsidiaries in the Pictures segment have entered into agreements with creative talent for the development and production of motion pictures and television programming as well as agreements with third parties to acquire completed motion pictures, or certain rights therein, and to acquire the rights to broadcast certain live action sporting events. These agreements cover various periods mainly within 5 years. As of March 31, 2011, these subsidiaries were committed to make payments under such contracts of 111,112 million yen.

Certain subsidiaries in the Music segment have entered into long-term contracts with recording artists and companies for the production and/or distribution of prerecorded music and videos. These contracts cover various periods mainly within 5 years. As of March 31, 2011, these subsidiaries were committed to make payments of 38,354 million yen under such long-term contracts.

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions

2012	207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821

Total	350,015

(2)	Contingent liabilities:

Sony had contingent liabilities including guarantees given in the ordinary course of business, which amounted to 103,613 million yen at March 31, 2011. The major components of these contingent liabilities are as follows:

As discussed in Note 23, Sony has agreed to repay the outstanding principal plus accrued interest up to a maximum of 303 million U.S. dollars to the creditor of the third party investor of Sony’s U.S. based music publishing subsidiary should the third party investor default on its obligation. The obligation of the third party investor is collateralized by its 50% interest in Sony’s music publishing subsidiary. Should Sony have to make a payment under the terms of the guarantee, Sony would assume the creditor’s rights to the underlying collateral. At March 31, 2011, the fair value of the collateral exceeded 303 million U.S. dollars.

Sony has agreed to guarantee a portion of Sony Ericsson’s debt and its facilities up to a maximum of 225 million euros. At March 31, 2011, Sony has guaranteed 26,516 million yen (225 million euros) for a portion of Sony Ericsson’s debt under this arrangement. These guarantees expire by March 2012.

Beginning earlier in 2011, the network services of PlayStation®Network, Qriocitytm, Sony Online Entertainment LLC and websites of other subsidiaries came under cyber-attack. As of June 7, 2011, Sony has not received any confirmed reports of customer identity theft issues or misuse of credit cards from the cyber-attacks. However, in connection with certain of these matters, Sony has received inquiries from authorities in a number of jurisdictions, including orders for reports issued by the Ministry of Economy, Trade and Industry of Japan as well as the Financial Services Agency of Japan, formal and/or informal requests for information from Attorneys General from a number of states in the United States and the U.S. Federal Trade Commission, various U.S. congressional inquiries and others. Additionally, Sony Corporation and/or certain of its subsidiaries have been named in a number of purported class actions in certain jurisdictions, including the United States. Based on the stage of these inquiries and proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of these matters.

In October 2009, Sony Corporation’s U.S. subsidiary, Sony Optiarc America Inc., received a subpoena from the U.S. Department of Justice (“DOJ”) Antitrust Division seeking information about its optical disk drive business. Sony understands that the DOJ and agencies outside the United States are investigating competition in optical disk drives. Subsequently, a number of purported class action lawsuits were filed in certain jurisdictions, including the United States, in which the plaintiffs allege that Sony Corporation and certain of its subsidiaries violated antitrust laws and seek recovery of damages and other remedies. Based on the stage of these proceedings, it is not possible to estimate the amount of loss or range of possible loss, if any, that might result from adverse judgments, settlements or other resolution of these matters.

In addition, Sony Corporation and certain of its subsidiaries are defendants or otherwise involved in other pending legal and regulatory proceedings. However, based upon the information currently available to Sony and its legal counsel, the management of Sony believes that the outcome from such legal and regulatory proceedings would not have a material effect on Sony’s consolidated financial statements.

(3)	Redeemable noncontrolling interest:

As discussed in Note 24, in connection with the GSN transaction, Sony granted a put right to the Current Investor for an additional 18% equity interest in GSN. The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days. The exercise price of the put is calculated using a formula based on an agreed upon multiple of the earnings of GSN with a minimum price of 234 million U.S. dollars and a maximum price of 288 million U.S. dollars. The portion of the noncontrolling interest that can be put to Sony is accounted for as mandatorily redeemable securities because redemption is outside of Sony’s control and is reported in the mezzanine equity section in the consolidated balance sheets at March 31, 2011.

(4)	Product warranty liabilities:

The changes in product warranty liability for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Balance at beginning of the fiscal year	59,748	57,922	50,856
Additional liabilities for warranties	60,845	46,686	48,610
Settlements (in cash or in kind)	(54,498)	(45,218)	(36,537)
Changes in estimate for pre-existing warranty reserve	(2,042)	(7,649)	(4,802)
Translation adjustment	(6,131)	(885)	(3,187)

Balance at end of the fiscal year	57,922	50,856	54,940

Business Segment Information	12 Months Ended
Mar. 31, 2011
Business Segment Information [Abstract]
Business segment information

28.	Business segment information

The reportable segments presented below are the segments of Sony for which separate financial information is available and for which operating profit or loss amounts are evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM does not evaluate segments using discrete asset information. Sony’s CODM is its Chairman, Chief Executive Officer and President.

Sony realigned its reportable segments from the first quarter of the fiscal year ending March 31, 2011, to reflect modifications to the organizational structure as of April 1, 2010, primarily repositioning the operations of the previously reported B2B & Disc Manufacturing segment. In connection with this realignment, the Consumer Products & Devices segment was renamed the Consumer, Professional & Devices (“CPD”) segment.

The CPD segment includes televisions, digital imaging, audio and video, semiconductors and components as well as professional solutions (the B2B business which was previously incorporated in the B2B & Disc Manufacturing segment). The equity results of S-LCD are also included within the CPD segment. The Networked Products & Services (“NPS”) segment includes Game as well as PC and Other Networked Businesses. The Pictures segment develops, produces and acquires and manufactures image-based software, including motion picture, home entertainment and television products mainly in the U.S., and markets, distributes and broadcasts these products in the worldwide market. The Music segment includes SME, SMEJ and a 50% owned U.S. based joint venture in the music publishing business, Sony/ATV Music Publishing LLC. For the fiscal year ended March 31, 2009, the Music segment’s operating income includes the equity results for SONY BMG through September 30, 2008. The Financial Services segment primarily represents individual life insurance and non-life insurance businesses in the Japanese market, a credit financing business and a bank business in Japan. The equity earnings from Sony Ericsson continue to be presented as a separate segment. All Other consists of various operating activities, including a mobile phone OEM business in Japan and So-net Entertainment Corporation, an Internet-related service business subsidiary operating mainly in Japan. The disc manufacturing business previously included in the B2B & Disc Manufacturing segment is now included in All Other. Sony’s products and services are generally unique to a single operating segment. In connection with the realignment, all prior period amounts in the segment disclosures have been restated to conform to the current presentation.

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices —
Customers	3,926,386	3,207,546	3,345,048
Intersegment	431,363	310,573	227,696

Total	4,357,749	3,518,119	3,572,744
Networked Products & Services —
Customers	1,684,758	1,511,575	1,493,136
Intersegment	70,885	61,041	86,195

Total	1,755,643	1,572,616	1,579,331
Pictures —
Customers	717,513	705,237	599,654
Intersegment	—	—	312

Total	717,513	705,237	599,966
Music —
Customers	363,074	511,097	457,771
Intersegment	23,979	11,519	12,972

Total	387,053	522,616	470,743
Financial Services —
Customers	523,307	838,300	798,495
Intersegment	14,899	13,096	8,031

Total	538,206	851,396	806,526
All Other —
Customers	453,603	379,862	377,816
Intersegment	76,523	80,904	70,004

Total	530,126	460,766	447,820
Corporate and elimination	(556,297)	(416,752)	(295,857)

Consolidated total	7,729,993	7,213,998	7,181,273

CPD intersegment amounts primarily consist of transactions with the NPS segment.

NPS intersegment amounts primarily consist of transactions with the CPD segment.

All Other intersegment amounts primarily consist of transactions with the Pictures segment, the Music segment and the NPS segment.

Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Operating income (loss):
Consumer, Professional & Devices	(115,571)	(53,174)	2,898
Networked Products & Services	(87,428)	(83,265)	35,569
Pictures	29,916	42,814	38,669
Music	27,843	36,513	38,927
Financial Services	(31,157)	162,492	118,818
Equity in net income (loss) of Sony Ericsson	(30,255)	(34,514)	4,155
All Other	3,105	(4,976)	8,554

Total	(203,547)	65,890	247,590
Corporate and elimination	(24,236)	(34,118)	(47,769)

Consolidated operating income (loss)	(227,783)	31,772	199,821
Other income	98,825	43,834	44,966
Other expenses	(45,997)	(48,694)	(39,774)

Consolidated income (loss) before income taxes	(174,955)	26,912	205,013

Operating income (loss) is Sales and operating revenue less Costs and expenses, and includes Equity in net income (loss) of affiliated companies.

Corporate and elimination includes certain restructuring costs and other corporate expenses, which are attributable principally to headquarters and are not allocated to segments.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Equity in net income (loss) of affiliated companies:
Consumer, Professional & Devices	3,746	(647)	7,084
Networked Products & Services	—	—	—
Pictures	7,991	4,347	2,483
Music	(6,029)	(80)	(265)
Financial Services	(1,796)	(1,345)	(1,961)
Sony Ericsson	(30,255)	(34,514)	4,155
All Other	1,234	2,004	2,566

Consolidated total	(25,109)	(30,235)	14,062

Depreciation and amortization:
Consumer, Professional & Devices	250,353	219,132	164,478
Networked Products & Services	21,651	23,662	24,483
Pictures	7,904	8,427	7,996
Music	9,756	13,427	12,166
Financial Services, including deferred insurance acquisition costs	67,714	56,531	62,077
All Other	20,561	21,488	20,777

Total	377,939	342,667	291,977
Corporate	27,504	28,337	33,389

Consolidated total	405,443	371,004	325,366

The following table includes a breakdown of sales and operating revenue to external customers by product category in the CPD and NPS segments. The CPD and NPS segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices
Televisions	1,275,692	1,005,773	1,200,491
Digital Imaging	831,820	664,502	642,570
Audio and Video	531,542	449,882	426,594
Semiconductors	310,682	299,715	358,396
Components	613,013	476,097	410,090
Professional Solutions	346,326	295,360	287,394
Other	17,311	16,217	19,513

Total	3,926,386	3,207,546	3,345,048
Networked Products & Services
Game	984,855	840,711	798,405
PC and Other Networked Businesses	699,903	670,864	694,731

Total	1,684,758	1,511,575	1,493,136
Pictures	717,513	705,237	599,654
Music	363,074	511,097	457,771
Financial Services	523,307	838,300	798,495
All Other	453,603	379,862	377,816
Corporate	61,352	60,381	109,353

Consolidated total	7,729,993	7,213,998	7,181,273

Geographic information:

Sales and operating revenue to external customers which are attributed to countries based on location of customers for the fiscal years ended March 31, 2009, 2010 and 2011 and long-lived assets as of March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Japan	1,873,219	2,099,297	2,152,552
U.S.A.	1,827,812	1,595,016	1,443,693
Europe	1,987,692	1,644,698	1,539,432
Asia-Pacific	1,285,551	1,193,573	1,288,412
Other areas	755,719	681,414	757,184

Total	7,729,993	7,213,998	7,181,273

	Yen in millions
	March 31
	2010	2011

Long-lived assets:
Japan	1,254,663	1,260,682
U.S.A.	750,436	729,647
Europe	194,717	156,201
Asia-Pacific	113,360	124,383
Other areas	58,545	50,337

Total	2,371,721	2,321,250

Geographic information for the fiscal years ended March 31, 2009 and 2010 in the table above has been restated to reflect the change in geographic classification.

Major areas in each geographic classification excluding Japan and U.S.A. are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia and Spain
(2) Asia-Pacific:	China, Taiwan, India, South Korea and Oceania
(3) Other areas:	The Middle East/Africa, Brazil, Mexico and Canada

There are not any individually material countries with respect to the sales and operating revenue and long-lived assets included in Europe, Asia-Pacific and Other areas.

Transfers between reportable business segments or geographic areas are made at amounts which Sony’s management believes approximate arms-length transactions.

There were no sales and operating revenue with any single major external customer for the fiscal years ended March 31, 2009, 2010 and 2011.

Subsequent Events	12 Months Ended
Mar. 31, 2011
Subsequent Events [Abstract]
Subsequent events

29.	Subsequent events

On April 1, 2011, Sony Semiconductor Kyushu Corporation, a wholly owned subsidiary of Sony Corporation, acquired semiconductor fabrication facilities from Toshiba Corporation (“Toshiba”). The fabrication facilities were operated by Nagasaki Semiconductor Manufacturing Corporation (“NSM”), a joint venture among Toshiba, Sony Corporation and Sony Computer Entertainment Inc. (“SCEI”), a wholly owned subsidiary of Sony Corporation. The purchase price for the facilities was 53,000 million yen. NSM was dissolved on March 31, 2011, and accordingly Toshiba, Sony Corporation and SCEI terminated the NSM joint venture relationship.

Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II -VALUATION AND QUALIFYING ACCOUNTS

VALUATION AND QUALIFYING ACCOUNTS
SONY CORPORATION AND CONSOLIDATED SUBSIDIARIES

	Yen in millions
		Additions
	Balance	charged to			Balance
	at beginning	costs and	Deductions	Other	at end
	of period	expenses	(Note 1)	(Note 2)	of period

Fiscal year ended March 31, 2009:
Allowance for doubtful accounts and sales returns	93,335	80,064	(55,291)	(7,725)	110,383

Fiscal year ended March 31, 2010:
Allowance for doubtful accounts and sales returns	110,383	59,987	(61,577)	(4,318)	104,475

Fiscal year ended March 31, 2011:
Allowance for doubtful accounts and sales returns	104,475	50,345	(55,106)	(9,183)	90,531

Notes:

1. Reversal including amounts written off.

2. Translation adjustment.

	Balance				Balance
	at beginning			Other	at end
	of period	Additions	Deductions	(Note 1)	of period

Fiscal year ended March 31, 2009:
Valuation allowance - Deferred tax assets	96,007	40,594	(11,846)	(7,551)	117,204

Fiscal year ended March 31, 2010:
Valuation allowance - Deferred tax assets	117,204	42,913	(40,210)	(2,421)	117,486

Fiscal year ended March 31, 2011:
Valuation allowance - Deferred tax assets	117,486	380,593	(28,736)	(5,641)	463,702

Note:

1. Translation adjustment and the effect of changes in statutory tax rate.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of consolidation and accounting for investments in affiliated companies

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of Sony Corporation and its majority-owned subsidiary companies, general partnerships and other entities in which Sony has a controlling interest, and variable interest entities for which Sony is the primary beneficiary. All intercompany transactions and accounts are eliminated. Investments in business entities in which Sony does not have control, but has the ability to exercise significant influence over operating and financial policies, generally through 20-50% ownership, are accounted for under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership). When the interest in the partnership is so minor that Sony has no significant influence over the operation of the investee, the cost method is used. Under the equity method, investments are stated at cost plus/minus Sony’s portion of equity in undistributed earnings or losses. Sony’s equity in current earnings or losses of such entities is reported net of income taxes and is included in operating income (loss) after the elimination of unrealized intercompany profits. If the value of an investment has declined and is judged to be other-than-temporary, the investment is written down to its estimated fair value.

On occasion, a consolidated subsidiary or an affiliated company accounted for by the equity method may issue its shares to third parties in either a public or private offering or upon conversion of convertible debt to common stock at amounts per share in excess of or less than Sony’s average per share carrying value. With respect to such transactions, the resulting gains or losses arising from the change in interest are recorded in earnings for the year the change in interest transaction occurs. However, prior to Sony’s adoption of the new guidance on the accounting for noncontrolling interests and equity method investments on April 1, 2009, where the sale of such shares was part of a broader corporate reorganization, the reacquisition of such shares was contemplated at the time of issuance or realization of such gain was not reasonably assured (i.e., the entity was newly formed, non-operating, a research and development or start-up/development stage entity, or where the entity’s ability to continue in existence was in question), the transaction was accounted for as a capital transaction. In addition, subsequent to Sony’s adoption of the new guidance on the accounting for noncontrolling interests on April 1, 2009, a change in interest of a consolidated subsidiary that does not result in a change in control is accounted for as a capital transaction and no gains or losses are recorded in earnings.

The excess of the cost over the underlying net equity of investments in consolidated subsidiaries and affiliated companies accounted for on an equity basis is allocated to identifiable tangible and intangible assets and liabilities based on fair values at the date of acquisition. The unassigned residual value of the excess of the cost over Sony’s underlying net equity is recognized as goodwill as a component of the investment balance.

Use of estimates

Use of estimates -

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Translation of foreign currencies

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate fiscal year end current exchange rates and all income and expense accounts are translated at exchange rates that approximate those rates prevailing at the time of the transactions. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income.

Receivables and payables denominated in foreign currencies are translated at appropriate fiscal year end exchange rates and the resulting translation gains or losses are taken into income.

Cash and cash equivalents

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments, with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable debt and equity securities

Marketable debt and equity securities -

Debt and equity securities designated as available-for-sale, whose fair values are readily determinable, are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income, net of applicable taxes. Debt and equity securities classified as trading securities are carried at fair value with unrealized gains or losses included in income. Debt securities that are expected to be held-to-maturity are carried at amortized cost. Individual securities classified as either available-for-sale or held-to-maturity are reduced to fair value by a charge to income for other-than-temporary declines in fair value. Realized gains and losses are determined on the average cost method and are reflected in income.

Sony regularly evaluates its investment portfolio to identify other-than-temporary impairments of individual securities. Factors that are considered by Sony in determining whether an other-than-temporary decline in value has occurred include: the length of time and extent to which the market value of the security has been less than its original cost, the financial condition, operating results, business plans and estimated future cash flows of the issuer of the security, other specific factors affecting the market value, deterioration of the credit condition of the issuers, sovereign risk, and whether or not Sony is able to retain the investment for a period of time sufficient to allow for the anticipated recovery in market value.

In evaluating the factors for available-for-sale securities whose fair values are readily determinable, Sony presumes a decline in value to be other-than-temporary if the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months). This criterion is employed as a threshold to identify securities which may have a decline in value that is other-than-temporary. The presumption of an other-than-temporary impairment in such cases may be overcome if there is evidence to support that the decline is temporary in nature due to the existence of other factors which overcome the duration or magnitude of the decline. On the other hand, there may be cases where impairment losses are recognized when the decline in the fair value of the security is not more than 20 percent or such decline has not existed for an extended period of time, as a result of considering specific factors which may indicate the decline in the fair value is other-than-temporary.

Sony adopted new accounting guidance for the recognition and presentation of other-than-temporary impairments for debt securities on April 1, 2009. Under this new guidance, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in income depends on whether Sony intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost. If the debt security meets either of these two criteria, the other-than-temporary impairment is recognized in income, measured as the entire difference between the security’s amortized cost and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these two criteria, the net amount recognized in income is a credit loss equal to the difference between the amortized cost of the debt security and its net present value calculated by discounting Sony’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in accumulated other comprehensive income. Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in income are presented as a separate component of accumulated other comprehensive income. Before the adoption of this guidance, an other-than-temporary impairment recognized in income for debt securities was equal to the total difference between amortized cost and fair value at the impairment measurement date.

Equity securities in non-public companies

Equity securities in non-public companies -

Equity securities in non-public companies are primarily carried at cost if fair value is not readily determinable. If the carrying value of a non-public equity investment is estimated to have declined and such decline is judged to be other-than-temporary, Sony recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of several factors, including operating results, business plans and estimated future cash flows. Fair value is determined through the use of various methodologies such as discounted cash flows, valuation of recent financings and comparable valuations of similar companies.

Allowance for doubtful accounts

Allowance for doubtful accounts -

Sony maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. Sony reviews accounts receivable by amounts due by customers which are past due to identify specific customers with known disputes or collectability issues. In determining the amount of the reserve, Sony makes judgments about the creditworthiness of customers based on past collection experience and ongoing credit risk evaluations.

Inventories

Inventories -

Inventories in the Consumer, Professional & Devices, Networked Products & Services and Music segments as well as non-film inventories for the Pictures segment are valued at cost, not in excess of market, cost being determined on the “average cost” basis except for the cost of finished products carried by certain subsidiary companies which is determined on the “first-in, first-out” basis. The market value of inventory is determined as the net realizable value — i.e., estimated selling price in the ordinary course of business less predictable costs of completion and disposal. Sony does not consider a normal profit margin when calculating the net realizable value.

Film costs
Film costs -

Film costs include direct production costs, production overhead and acquisition costs for both motion picture and television productions and are stated at the lower of unamortized cost or estimated fair value and classified as noncurrent assets. Film costs are amortized and the estimated liabilities for residuals and participations are accrued using an individual-film-forecast method based on the ratio of current period actual revenues to the estimated remaining total lifetime revenues. Film costs also include broadcasting rights which consist of acquired programming to be aired on Sony’s worldwide channel network and are recognized when the license period begins and the program is available for use. Broadcasting rights are stated at the lower of unamortized cost or net realizable value, classified as either current or noncurrent assets based on timing of expected use, and amortized based on estimated usage or on a straight-line basis over the useful life, as appropriate. Estimates used in calculating the fair value of the film costs and the net realizable value of the broadcasting rights are based upon assumptions about future demand and market conditions and are reviewed on a periodic basis.

Property, plant and equipment and depreciation

Property, plant and equipment and depreciation -

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is computed on the declining-balance method for Sony Corporation and its Japanese subsidiaries, except for certain semiconductor manufacturing facilities and buildings whose depreciation is computed on the straight-line method over the estimated useful life of the assets. Depreciation of property, plant and equipment for foreign subsidiaries is also computed on the straight-line method. Useful lives for depreciation range from two to 50 years for buildings and from one to 17 years for machinery and equipment. Significant renewals and additions are capitalized at cost. Maintenance and repairs, and minor renewals and betterments are charged to income as incurred.

Goodwill and other intangible assets

Goodwill and other intangible assets -

Goodwill and certain other intangible assets that are determined to have an indefinite useful life are not amortized and are tested annually for impairment during the fourth quarter of the fiscal year and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value below its carrying amount. Goodwill impairment is determined using a two-step process. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. Reporting units are Sony’s operating segments or one level below the operating segments. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired and the second step of the impairment test is not performed. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit’s goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Fair value of reporting units and indefinite lived intangible assets is generally determined using a discounted cash flow analysis. This approach uses significant estimates and assumptions including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, determination of appropriate comparable entities and the determination of whether a premium or discount should be applied to comparables. In addition to the estimates of future cash flows, two of the most significant estimates involved in the determination of fair value of the reporting units are the discount rates and perpetual growth rate applied to terminal values used in the discounted cash flow analysis. The discount rates used in the cash flow models for the goodwill impairment testing consider market and industry data as well as specific risk factors for each reporting unit. The perpetual growth rates for the individual reporting units, for purposes of the terminal value determination, are generally set after an initial three-year forecasted period, although certain reporting units utilized longer forecasted periods, and are based on historical experience, market and industry data.

Intangible assets with finite useful lives mainly consist of patent rights, know-how, license agreements, software to be sold, leased or otherwise marketed, music catalogs, artist contracts and television carriage agreements (broadcasting agreements). Patent rights, know-how, license agreements and software to be sold, leased or otherwise marketed are generally amortized on a straight-line basis, generally, over three to eight years. Music catalogs, artist contracts and television carriage agreements (broadcasting agreements) are amortized on a straight-line basis, generally, over 10 to 40 years.

Software to be sold, leased, or marketed

Software to be sold, leased, or marketed -

Sony accounts for software development costs in accordance with accounting guidance for the costs of software to be sold, leased, or marketed. The costs related to establishing the technological feasibility of a software product are expensed as incurred as a part of research and development in cost of sales. Costs that are incurred to produce the finished product after technological feasibility is established are capitalized and amortized to cost of sales over the estimated economic life, which is generally three years. The technological feasibility of game software is established when the product master is completed. Consideration to capitalize game software development costs before this point is limited to the development costs of games for which technological feasibility can be proven to be at an earlier stage. At each balance sheet date, Sony performs periodic reviews to ensure that unamortized capitalized software costs remain recoverable from future profits of the related software products.

Deferred insurance acquisition costs

Deferred insurance acquisition costs -

Costs that vary with and are primarily related to acquiring new insurance policies are deferred as long as they are recoverable. The deferred insurance acquisition costs include such items as commissions, medical examination costs and inspection report fees, and are subject to recoverability testing at least annually to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. The deferred insurance acquisition costs for traditional life insurance contracts are amortized over the premium-paying period of the related insurance policies using assumptions consistent with those used in computing policy reserves. The deferred insurance acquisition costs for non-traditional life insurance contracts are amortized over the expected life in proportion to the estimated gross profits.

Product warranty

Product warranty -

Sony provides for the estimated cost of product warranties at the time revenue is recognized. The product warranty is calculated based upon product sales, estimated probability of failure and estimated cost per claim. The variables used in the calculation of the provision are reviewed on a periodic basis.

Certain subsidiaries in the Consumer, Professional & Devices and Networked Products & Services segments offer extended warranty programs. The consideration received for extended warranty service is deferred and recognized as revenue on a straight-line basis over the term of the extended warranty.

Future insurance policy benefits

Future insurance policy benefits -

Liabilities for future insurance policy benefits are primarily comprised of the present value of estimated future payments to policyholders. These liabilities are computed by the net level premium method based upon the assumptions, including future investment yield, morbidity, mortality, withdrawals and other factors. These assumptions are reviewed on a periodic basis. Liabilities for future insurance policy benefits also include liabilities for guaranteed benefits related to certain non-traditional long-duration life and annuity contracts.

Impairment of long-lived assets

Impairment of long-lived assets -

Sony reviews the recoverability of the carrying value of its long-lived assets held and used, other than goodwill and intangible assets with indefinite lives, and assets to be disposed of, whenever events or changes in circumstances indicate that the individual carrying amount of an asset or asset group may not be recoverable. Long-lived assets to be held and used are reviewed for impairment by comparing the carrying value of the asset or asset group with their estimated undiscounted future cash flows. If the cash flows are determined to be less than the carrying value of the asset or asset group, an impairment loss has occurred and the loss would be recognized during the period for the difference between the carrying value of the asset or asset group and estimated fair value. Long-lived assets that are to be disposed of other than by sale are considered held and used until they are disposed of. Long-lived assets that are to be disposed of by sale are reported at the lower of their carrying value or fair value less cost to sell and are not depreciated. Fair value is determined using the present value of estimated net cash flows or comparable market values. This approach uses significant estimates and assumptions including projected future cash flows, the timing of such cash flows, discount rates reflecting the risk inherent in future cash flows, perpetual growth rates, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.

Fair value measurement

Fair value measurement -

Sony measures fair value as an exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.

The accounting guidance for fair value measurements specifies a hierarchy of inputs to valuation techniques based on the extent to which inputs used in measuring fair value are observable in the market. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect Sony’s assumptions about the assumptions that market participants would use in pricing the asset or liability. Observable market data is used if such data is available without undue cost and effort. Each fair value measurement is reported in one of three levels which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1 —	Inputs are unadjusted quoted prices for identical assets and liabilities in active markets.

Level 2 —	Inputs are based on observable inputs other than level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

Level 3 —	One or more significant inputs are unobservable.

When available, Sony uses unadjusted quoted market prices in active markets to measure fair value and classifies such items within level 1. If quoted market prices are not available, fair value is based upon internally developed valuation techniques that use, where possible, current market-based or independently sourced market parameters, such as interest rates, currency rates and option volatilities. Items valued using internally generated models are classified according to the lowest level input that is significant to the valuation. Additionally, Sony considers both counterparty credit risk and Sony’s own creditworthiness in determining fair value. Sony attempts to mitigate credit risk to third parties by entering into netting agreements and actively monitoring the creditworthiness of counterparties and its exposure to credit risk through the use of credit limits and by selecting major international banks and financial institutions as counterparties.

Derivative financial instruments

Derivative financial instruments -

All derivatives are recognized as either assets or liabilities in the consolidated balance sheets at fair value. Changes in the fair value of derivative financial instruments are either recognized periodically in income or stockholders’ equity (as a component of accumulated other comprehensive income), depending on whether the derivative financial instrument qualifies as a hedge and the derivative is being used to hedge changes in fair value or cash flows.

The accounting guidance for hybrid financial instruments permits an entity to elect fair value remeasurement for any hybrid financial instrument if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under accounting guidance for derivative instruments and hedging activities. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irreversible. Certain subsidiaries in the Financial Services segment have hybrid financial instruments, disclosed in Note 7 as debt securities, that contain embedded derivatives where the entire instrument is carried at fair value.

In accordance with accounting guidance for derivative instruments and hedging activities, the various derivative financial instruments held by Sony are classified and accounted for as described below.

Fair value hedges

Changes in the fair value of derivatives designated and effective as fair value hedges for recognized assets or liabilities or unrecognized firm commitments are recognized in earnings as offsets to changes in the fair value of the related hedged assets or liabilities.

Cash flow hedges

Changes in the fair value of derivatives designated and effective as cash flow hedges for forecasted transactions or exposures associated with recognized assets or liabilities are initially recorded in other comprehensive income and reclassified into earnings when the hedged transaction affects earnings. Changes in the fair value of the ineffective portion are recognized in current period earnings.

Derivatives not designated as hedges

Changes in the fair value of derivatives that are not designated as hedges are recognized in current period earnings.

Assessment of hedges

When applying hedge accounting, Sony formally documents all hedging relationships between the derivatives designated as hedges and the hedged items, as well as its risk management objectives and strategies for undertaking various hedging activities. Sony links all hedges that are designated as fair value or cash flow hedges to specific assets or liabilities on the consolidated balance sheets or to the specific forecasted transactions. Sony also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are designated as hedges are highly effective in offsetting changes in fair value or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, Sony discontinues hedge accounting. Hedge ineffectiveness, if any, is included in the current period earnings.

Stock-based compensation

Stock-based compensation -

Sony accounts for stock-based compensation using the fair value based method, measured on the date of grant using the Black-Scholes option-pricing model. The expense is mainly included in selling, general and administrative expenses. Sony recognizes this compensation expense, net of an estimated forfeiture rate, only for the rights expected to vest ratably over the requisite service period of the stock acquisition rights, which is generally a period of three years. The estimated forfeiture rate is based on Sony’s historical experience in the stock acquisition rights plans where the majority of the vesting terms have been satisfied.

Revenue recognition

Revenue recognition -

Revenues from sales in the Consumer, Professional & Devices, Networked Products & Services and Music segments are recognized when products are delivered or services are rendered. Delivery is considered to have occurred when the customer has taken title to the product and the risks and rewards of ownership have been substantively transferred. If the sales contract contains a customer acceptance provision, then sales are recognized after customer acceptance occurs or the acceptance provisions lapse. Revenues are recognized net of anticipated returns and sales incentives.

Revenue arrangements with customers may include multiple elements, including any combination of products, services and software. An example includes sales of electronics products with rights to receive promotional goods. For Sony’s multiple element arrangements where at least one of the elements is not subject to existing software revenue recognition guidance, elements are separated into more than one unit of accounting when the delivered element(s) have value to the customer on a standalone basis, and delivery of the undelivered element(s) is probable and substantially in the control of Sony. Revenue is then allocated to each unit of accounting based on the relative selling price of each unit of accounting based first on vendor-specific objective evidence of selling price (“VSOE”) if it exists, based next on third-party evidence of selling price (“TPE”) if VSOE does not exist, and, finally, if both VSOE and TPE do not exist, based on estimated selling prices (“ESP”). VSOE is limited to either the price charged for an element when it is sold separately or, for an element not yet being sold separately, the price established by management having the relevant authority; it must be probable that the price, once established, will not change before the separate introduction of the element into the market place. TPE is the price of Sony’s or any competitor’s largely interchangeable products or services in standalone sales to similarly situated customers. ESP is the price at which Sony would transact if the element were sold by Sony regularly on a standalone basis. When determining ESP, Sony considers all relevant inputs, including sales, cost and margin analysis of the product, targeted rate of return of the product, competitors’ and Sony’s pricing practices and customer perspectives.

Certain software products published by Sony provide limited on-line features at no additional cost to the customer. Generally, such features are considered to be incidental to the overall software product and an inconsequential deliverable. Accordingly, revenue related to software products containing these limited on-line features is not deferred. In instances where the software products’ on-line features or additional functionality is considered a substantive deliverable in addition to the software product, revenue and costs of sales are recognized ratably over an estimated service period, which is estimated to be six months.

Revenues from the theatrical exhibition of motion pictures are recognized as the customer exhibits the film. Revenues from the licensing of feature films and television programming are recorded when the material is available for telecast by the licensee and when any restrictions regarding the exhibition or exploitation of the product lapse. Revenues from the sale of DVDs and Blu-ray Disctm, net of anticipated returns and sales incentives, are recognized upon availability of sale to the public. Revenues from the sale of broadcast advertising are recognized when the advertisement is aired. Revenues from subscription fees received by the television networks are recognized when the service is provided.

Traditional life insurance policies that the life insurance subsidiary underwrites, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. Premiums from these policies are reported as revenue when due from policyholders.

Amounts received as payment for non-traditional contracts such as interest sensitive whole life contracts, single payment endowment contracts, single payment juvenile contracts and other contracts without life contingencies are recognized as deposits to policyholder account balances and included in future insurance policy benefits and other. Revenues from these contracts are comprised of fees earned for administrative and contract-holder services, which are recognized over the period of the contracts, and included in financial services revenue. Property and casualty insurance policies that the non-life insurance subsidiary underwrites are primarily automotive insurance contracts which are categorized as short-duration contracts. Premiums from these policies are reported as revenue over the period of the contract in proportion to the amount of insurance protection provided.

Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.

Consideration given to a customer or a reseller

Consideration given to a customer or a reseller -

In accordance with the accounting guidance for consideration given by a vendor to a customer or reseller of the vendor’s products, sales incentives or other cash consideration given to a customer or a reseller including payments for buydowns, slotting fees and cooperative advertising programs, are accounted for as a reduction of revenue unless Sony receives an identifiable benefit (goods or services) in exchange for the consideration, the fair value of the benefit is reasonably estimated and documentation from the reseller is received to support the amounts paid to the reseller. Payments meeting these criteria are recorded as selling, general and administrative expenses. For the fiscal years ended March 31, 2009, 2010 and 2011, consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expenses totaled 29,813 million yen, 23,591 million yen and 23,250 million yen, respectively.

Cost of sales

Cost of sales -

Costs classified as cost of sales relate to the producing and manufacturing of products and include items such as material cost, subcontractor cost, depreciation of fixed assets, amortization of intangible assets, personnel expenses, research and development costs, and amortization of film costs related to motion picture and television products.

Research, development costs

Research and development costs -

Research and development costs, included in cost of sales, include items such as salaries, personnel expenses and other direct and indirect expenses associated with research and product development. Research and development costs are expensed as incurred.

Selling, general and administrative

Selling, general and administrative -

Costs classified as selling expense relate to promoting and selling products and include items such as advertising, promotion, shipping, and warranty expenses. General and administrative expenses include operating items such as officer’s salaries, personnel expenses, depreciation of fixed assets, office rental for sales, marketing and administrative divisions, a provision for doubtful accounts and amortization of intangible assets.

Financial services expenses

Financial services expenses -

Financial services expenses include a provision for policy reserves and amortization of deferred insurance acquisition costs, and all other operating costs such as personnel expenses, depreciation of fixed assets, and office rental of subsidiaries in the Financial Services segment.

Advertising costs	Advertising costs - Advertising costs are expensed when the advertisement or commercial appears in the selected media.
Shipping and handling costs

Shipping and handling costs -

The majority of shipping and handling, warehousing and internal transfer costs for finished goods are included in selling, general and administrative expenses. An exception to this is in the Pictures segment where such costs are charged to cost of sales as they are an integral part of producing and distributing films under accounting guidance for accounting by producers or distributors of films. All other costs related to Sony’s distribution network are included in cost of sales, including inbound freight charges, purchasing and receiving costs, inspection costs and warehousing costs for raw materials and in-process inventory. Amounts paid by customers for shipping and handling costs are included in net sales.

Prepaid expenses and other current assets

Prepaid expenses and other current assets -

Prepaid expenses and other current assets includes receivables which relate to arrangements with certain component manufacturers whereby Sony procures goods and services, including product components, for these component manufacturers and is reimbursed for the related purchases. No revenue is recognized on these transfers. Sony usually will repurchase the inventory at a later date from the component manufacturers as either finished goods inventory or as partially assembled product.

Income taxes

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statements of income, and the tax liability attributed to undistributed earnings of subsidiaries and affiliated companies accounted for by the equity method expected to be remitted in the foreseeable future. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities.

Carrying amounts of deferred tax assets require a reduction by a valuation allowance if, based on the available evidence, it is more likely than not that such assets will not be realized. Accordingly, the need to establish valuation allowances for deferred tax assets is assessed periodically with appropriate consideration given to all positive and negative evidence related to the realization of the deferred tax assets. Management’s judgments related to this assessment consider, among other matters, the nature, frequency and severity of current and cumulative losses on an individual tax jurisdiction basis, forecasts of future profitability after consideration of uncertain tax positions, excess of appreciated asset value over the tax basis of net assets, the duration of statutory carryforward periods, Sony’s experience with operating loss carryforwards not expiring unused, as well as prudent and feasible tax planning strategies which would be employed by Sony to prevent net operating loss and tax credit carryforwards from expiring unutilized.

Sony records assets and liabilities for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Sony continues to recognize interest and penalties, if any, with respect to unrecognized tax benefits as interest expense and as income tax expense, respectively, in the consolidated statements of income. The amount of income taxes Sony pays is subject to ongoing audits by various taxing authorities, which may result in proposed assessments. In addition, several significant items related to intercompany transfer pricing are currently the subject of negotiations between taxing authorities in different jurisdictions as a result of pending advance pricing agreement applications and competent authority requests. Sony’s estimate for the potential outcome for any uncertain tax issues is judgmental and requires significant estimates. Sony assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, Sony records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If Sony does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized. However, Sony’s future results may include favorable or unfavorable adjustments to Sony’s estimated tax liabilities due to closure of income tax examinations, the outcome of negotiations between taxing authorities in different jurisdictions, new regulatory or judicial pronouncements or other relevant events. As a result, the amount of unrecognized tax benefits, and the effective tax rate, may fluctuate significantly.

Net income (loss) attributable to Sony Corporation's stockholders per share ("EPS")

Net income (loss) attributable to Sony Corporation’s stockholders per share (“EPS”) -

Basic EPS is computed based on the weighted-average number of shares of common stock outstanding during each period. The computation of diluted EPS reflects the maximum possible dilution from conversion, exercise, or contingent issuance of securities including the conversion of contingently convertible debt instruments regardless of whether the conditions to exercise the conversion rights have been met. All potentially dilutive securities are excluded from the calculation in a situation where there is a net loss attributable to Sony Corporation’s stockholders.

Recently adopted accounting pronouncements

(2)	Recently adopted accounting pronouncements:

Multiple element arrangements and software deliverables -

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance for arrangements with multiple deliverables. Specifically, the new standard requires an entity to allocate consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices. In the absence of vendor-specific objective evidence or third-party evidence of the selling prices, consideration must be allocated to the deliverables based on management’s best estimate of the selling prices. In addition, the guidance eliminates the use of the residual method of allocation. Also in October 2009, the FASB issued accounting guidance which changes revenue recognition for tangible products containing software and hardware elements. Specifically, tangible products containing software and hardware that function together to deliver the tangible products’ essential functionality are scoped out of the existing software revenue recognition guidance and are accounted for under the revenue recognition guidance for multiple element arrangements. Sony adopted the new guidance on April 1, 2010. The adoption of the new guidance did not have a material impact on Sony’s results of operations and financial position.

Transfers of financial assets -

In June 2009, the FASB issued new accounting guidance on accounting for transfers of financial assets. This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (“QSPE”) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor. Additionally, the guidance requires new disclosures regarding an entity’s involvement in a transfer of financial assets. Finally, existing QSPEs must be evaluated for consolidation in accordance with the applicable consolidation guidance upon the elimination of this concept. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Variable interest entities -

In June 2009, the FASB issued new accounting guidance for determining whether to consolidate a variable interest entity (“VIE”). This guidance changes the approach for determining the primary beneficiary of a VIE from a quantitative risk and reward model to a qualitative model based on control, and requires an ongoing reassessment of whether an entity is the primary beneficiary. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Disclosures about the credit quality of financing receivables and the allowance for credit losses -

In July 2010, the FASB issued new disclosure guidance regarding credit quality of financing receivables and the allowance for credit losses. This guidance expands disclosures for the allowance for credit losses and financing receivables. It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables. The additional disclosures are required for Sony beginning in the fiscal year ended March 31, 2011, with prospective application. Since this guidance impacts disclosures only, its adoption has no impact on Sony’s results of operations and financial position. The additional disclosures are included in Note 12.

Multiple element arrangements and software deliverables

Multiple element arrangements and software deliverables -

In October 2009, the Financial Accounting Standards Board (“FASB”) issued new accounting guidance for arrangements with multiple deliverables. Specifically, the new standard requires an entity to allocate consideration at the inception of an arrangement to all of its deliverables based on their relative selling prices. In the absence of vendor-specific objective evidence or third-party evidence of the selling prices, consideration must be allocated to the deliverables based on management’s best estimate of the selling prices. In addition, the guidance eliminates the use of the residual method of allocation. Also in October 2009, the FASB issued accounting guidance which changes revenue recognition for tangible products containing software and hardware elements. Specifically, tangible products containing software and hardware that function together to deliver the tangible products’ essential functionality are scoped out of the existing software revenue recognition guidance and are accounted for under the revenue recognition guidance for multiple element arrangements. Sony adopted the new guidance on April 1, 2010. The adoption of the new guidance did not have a material impact on Sony’s results of operations and financial position.

Transfers of financial assets

Transfers of financial assets -

In June 2009, the FASB issued new accounting guidance on accounting for transfers of financial assets. This guidance amends previous guidance by including: the elimination of the qualifying special-purpose entity (“QSPE”) concept; a new participating interest definition that must be met for transfers of portions of financial assets to be eligible for sale accounting; clarifications and changes to the derecognition criteria for a transfer to be accounted for as a sale; and a change to the amount of recognized gain or loss on a transfer of financial assets accounted for as a sale when beneficial interests are received by the transferor. Additionally, the guidance requires new disclosures regarding an entity’s involvement in a transfer of financial assets. Finally, existing QSPEs must be evaluated for consolidation in accordance with the applicable consolidation guidance upon the elimination of this concept. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Variable interest entities

Variable interest entities -

In June 2009, the FASB issued new accounting guidance for determining whether to consolidate a variable interest entity (“VIE”). This guidance changes the approach for determining the primary beneficiary of a VIE from a quantitative risk and reward model to a qualitative model based on control, and requires an ongoing reassessment of whether an entity is the primary beneficiary. This guidance was effective for Sony as of April 1, 2010. The adoption of this guidance did not have a material impact on Sony’s results of operations and financial position.

Disclosure about the credit quality of financing receivables and the allowance for credit losses

Disclosures about the credit quality of financing receivables and the allowance for credit losses -

In July 2010, the FASB issued new disclosure guidance regarding credit quality of financing receivables and the allowance for credit losses. This guidance expands disclosures for the allowance for credit losses and financing receivables. It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables. The additional disclosures are required for Sony beginning in the fiscal year ended March 31, 2011, with prospective application. Since this guidance impacts disclosures only, its adoption has no impact on Sony’s results of operations and financial position. The additional disclosures are included in Note 12.

Recently accounting pronouncements not yet adopted

(3)	Recent accounting pronouncements not yet adopted:

Accounting for costs associated with acquiring or renewing insurance contracts -

In October 2010, the FASB issued new accounting guidance for costs associated with acquiring or renewing insurance contracts. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for Sony as of April 1, 2012. Sony will apply this guidance prospectively from the date of adoption. Sony is currently evaluating the impact of adopting this guidance.

Goodwill impairment testing for reporting units with zero or negative carrying amounts -

In December 2010, the FASB issued new accounting guidance that modifies the first step of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform the second step of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing authoritative guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This guidance is effective for Sony as of April 1, 2011. The adoption of this guidance is not expected to have a material impact on Sony’s results of operations and financial position.

Disclosure of supplementary pro forma information for business combinations -

In December 2010, the FASB issued new accounting guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. The new guidance requires disclosure of revenue and income of the combined entity as though the business combination occurred as of the beginning of the comparable prior reporting period. The guidance also expands the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The guidance is effective for Sony as of April 1, 2011. Sony will apply the guidance prospectively for any future acquisitions. Since this guidance impacts disclosures only, its adoption will not have a material impact on Sony’s results of operations and financial position.

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) -

In May 2011, the FASB issued new guidance to substantially converge fair value measurement and disclosure requirements under U.S. GAAP and IFRS, including a consistent definition of fair value. The amendments will change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the new guidance to result in a change in the application of the existing guidance for fair value measurements. However, some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements and other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The new guidance is required to be applied prospectively and is effective for Sony in the fourth quarter of the fiscal year ending March 31, 2012. Sony is currently evaluating the impact of adopting this guidance.

Accounting for costs associated with acquiring or renewing insurance contracts

Accounting for costs associated with acquiring or renewing insurance contracts -

In October 2010, the FASB issued new accounting guidance for costs associated with acquiring or renewing insurance contracts. Under the new guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition that are incurred in transactions with independent third parties or employees as well as the portion of employee compensation and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Additionally, an entity may capitalize as a deferred acquisition cost only those advertising costs meeting the capitalization criteria for direct-response advertising. This change is effective for Sony as of April 1, 2012. Sony will apply this guidance prospectively from the date of adoption. Sony is currently evaluating the impact of adopting this guidance.

Goodwill impairment testing for reporting units with zero on negative carrying amounts
Goodwill impairment testing for reporting units with zero or negative carrying amounts -

In December 2010, the FASB issued new accounting guidance that modifies the first step of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform the second step of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing authoritative guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. This guidance is effective for Sony as of April 1, 2011. The adoption of this guidance is not expected to have a material impact on Sony’s results of operations and financial position.

Disclosure of supplementary pro forma information for business combinations

Disclosure of supplementary pro forma information for business combinations -

In December 2010, the FASB issued new accounting guidance addressing when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. The new guidance requires disclosure of revenue and income of the combined entity as though the business combination occurred as of the beginning of the comparable prior reporting period. The guidance also expands the supplemental pro forma disclosure to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The guidance is effective for Sony as of April 1, 2011. Sony will apply the guidance prospectively for any future acquisitions. Since this guidance impacts disclosures only, its adoption will not have a material impact on Sony’s results of operations and financial position.

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")

Amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) -

In May 2011, the FASB issued new guidance to substantially converge fair value measurement and disclosure requirements under U.S. GAAP and IFRS, including a consistent definition of fair value. The amendments will change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the FASB does not intend for the new guidance to result in a change in the application of the existing guidance for fair value measurements. However, some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements and other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The new guidance is required to be applied prospectively and is effective for Sony in the fourth quarter of the fiscal year ending March 31, 2012. Sony is currently evaluating the impact of adopting this guidance.

Reclassification

(4)	Reclassifications:

Certain reclassifications of the financial statements and accompanying footnotes for the fiscal years ended March 31, 2009 and 2010 have been made to conform to the presentation for the fiscal year ended March 31, 2011.

Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories (Tables) [Abstract]
Inventories

Inventories are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Finished products	456,698	529,666
Work in process	69,757	70,969
Raw materials, purchased components and supplies	119,000	103,408

	645,455	704,043

Film Costs (Tables)	12 Months Ended
Mar. 31, 2011
Films Costs (Tables) [Abstract]
Film cost

Film costs are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Motion picture productions:
Released	114,069	102,415
Completed not released	9,307	14,260
In production and development	135,654	107,811
Television productions:
Released	40,518	40,581
In production and development	2,044	1,688
Broadcasting rights	23,927	24,544
Less: current portion of broadcasting rights included in inventories	(15,454)	(15,910)

Film costs	310,065	275,389

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2011
Related Party Transactions (Tables) [Abstract]
Balance Sheets

Balance Sheets

	Yen in millions
	March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	322,537	161,571	133,606	617,714
Noncurrent assets	98,375	300,206	127,237	525,818

Total assets	420,912	461,777	260,843	1,143,532

Current liabilities	341,087	102,538	100,829	544,454
Long-term liabilities and noncontrolling interests	23,837	22,443	54,306	100,586
Stockholders’ equity	55,988	336,796	105,708	498,492
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	27,994	168,398
Consolidation and reconciling adjustments:
Other	(1,088)	61

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	26,906	168,459	33,686	229,051

	Yen in millions
	March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Current assets	254,858	188,903	183,597	627,358
Noncurrent assets	92,925	233,988	137,720	464,633

Total assets	347,783	422,891	321,317	1,091,991

Current liabilities	282,857	71,572	166,056	520,485
Long-term liabilities and noncontrolling interests	8,089	29,696	61,036	98,821
Stockholders’ equity	56,837	321,623	94,225	472,685
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	160,812
Consolidation and reconciling adjustments:
Other	(79)	—

Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	160,812	32,841	221,993

Statements of Income
Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2009
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	1,459,259	670,311	550,691	2,680,261

Operating income (loss)	(92,762)	1,393	15,475	(75,894)
Other income (expense), net	12,599	11,191

Income (loss) before income taxes	(80,163)	12,584
Income tax (expense) benefit	23,888	(626)
Net income (loss) attributable to noncontrolling interests	(3,434)	—

Net income (loss) attributable to controlling interests	(59,709)	11,958	4,898	(42,853)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(29,855)	5,979
Consolidation and reconciling adjustments:
Other	(400)	916

Equity in net income (loss) of affiliated companies	(30,255)	6,895	(1,749)	(25,109)

	Yen in millions
	Fiscal year ended March 31, 2010
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	837,149	796,575	323,576	1,957,300

Operating income (loss)	(81,385)	3,825	29,686	(47,874)
Other income (expense), net	(4,676)	(4,055)

Income (loss) before income taxes	(86,061)	(230)
Income tax (expense) benefit	20,470	53
Net income (loss) attributable to noncontrolling interests	(3,318)	—

Net income (loss) attributable to controlling interests	(68,909)	(177)	17,064	(52,022)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(34,455)	(89)
Consolidation and reconciling adjustments:
Other	(59)	476

Equity in net income (loss) of affiliated companies	(34,514)	387	3,892	(30,235)

	Yen in millions
	Fiscal year ended March 31, 2011
	Sony
	Ericsson	S-LCD	Others	Total

Net revenues	673,464	807,955	268,604	1,750,023

Operating income (loss)	16,453	12,527	17,630	46,610
Other income (expense), net	(1,572)	(4,119)

Income (loss) before income taxes	14,881	8,408
Income tax (expense) benefit	(6,065)	3,094
Net income (loss) attributable to noncontrolling interests	(520)	—

Net income (loss) attributable to controlling interests	8,296	11,502	8,895	28,693
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	5,751
Consolidation and reconciling adjustments:
Other	7	1,463

Equity in net income (loss) of affiliated companies	4,155	7,214	2,693	14,062

Account balances and transactions with affiliated companies
Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2010	2011

Accounts receivable, trade	21,467	18,631

Accounts payable, trade	61,360	45,434

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales	204,578	132,937	96,164

Purchases	332,286	309,550	383,922

Marketable Securities and Securities Investments (Tables)	12 Months Ended
Mar. 31, 2011
Marketable Securities and Securities Investments (Tables) [Abstract]
Aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities, debt and equity securities

Marketable securities and securities investments, mainly included in the Financial Services segment, are comprised of debt and equity securities of which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2010				March 31, 2011
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	losses	Fair value	Cost	gains	losses	Fair value

Available-for-sale:
Debt securities:
Japanese national government bonds	1,264,725	29,496	(3,397)	1,290,824	1,124,704	24,032	(4,971)	1,143,765
Japanese local government bonds	27,750	1,097	(5)	28,842	22,845	184	(64)	22,965
Japanese corporate bonds	360,554	3,773	(106)	364,221	332,567	1,511	(440)	333,638
Foreign corporate bonds	281,003	4,818	(6,492)	279,329	332,616	4,872	(11,368)	326,120
Other	11,141	83	(123)	11,101	7,941	109	(117)	7,933

	1,945,173	39,267	(10,123)	1,974,317	1,820,673	30,708	(16,960)	1,834,421

Equity securities	99,753	74,430	(3,437)	170,746	84,417	69,073	(3,447)	150,043

Held-to-maturity Securities:
Japanese national government bonds	2,248,230	3,318	(30,740)	2,220,808	2,902,342	22,420	(48,149)	2,876,613
Japanese local government bonds	23,617	346	—	23,963	18,912	218	(2)	19,128
Japanese corporate bonds	32,041	150	(321)	31,870	32,349	158	(67)	32,440
Foreign corporate bonds	50,831	18	(7)	50,842	47,330	13	(3)	47,340

	2,354,719	3,832	(31,068)	2,327,483	3,000,933	22,809	(48,221)	2,975,521

Total	4,399,645	117,529	(44,628)	4,472,546	4,906,023	122,590	(68,628)	4,959,985

Cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities
The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2011
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair Value	Cost	Fair Value

Due in one year or less	260,669	253,678	17,251	17,328
Due after one year through five years	527,179	530,151	39,086	39,359
Due after five year through ten years	232,848	237,851	9,025	9,561
Due after ten years	799,977	812,741	2,935,571	2,909,273

Total	1,820,673	1,834,421	3,000,933	2,975,521

Gross unrealized losses on, and fair value of, Sony's investment securities
The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011.

	Yen in millions
	March 31, 2010
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	139,613	(891)	53,704	(2,506)	193,317	(3,397)
Japanese local government bonds	1,887	(5)	—	—	1,887	(5)
Japanese corporate bonds	48,151	(84)	1,965	(22)	50,116	(106)
Foreign corporate bonds	46,764	(378)	88,258	(6,114)	135,022	(6,492)
Other	6,441	(123)	—	—	6,441	(123)

	242,856	(1,481)	143,927	(8,642)	386,783	(10,123)

Equity securities	10,069	(934)	11,486	(2,503)	21,555	(3,437)

Held-to-maturity
Securities:
Japanese national government bonds	1,496,584	(11,066)	465,416	(19,674)	1,962,000	(30,740)
Japanese local government bonds	100	—	—	—	100	—
Japanese corporate bonds	19,828	(314)	95	(7)	19,923	(321)
Foreign corporate bonds	88	(4)	305	(3)	393	(7)

	1,516,600	(11,384)	465,816	(19,684)	1,982,416	(31,068)

Total	1,769,525	(13,799)	621,229	(30,829)	2,390,754	(44,628)

	Yen in millions
	March 31, 2011
	Less than 12 months		12 months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair value	losses	Fair value	losses	Fair value	losses

Available-for-sale:
Debt securities:
Japanese national government bonds	223,686	(3,230)	54,477	(1,741)	278,163	(4,971)
Japanese local government bonds	12,434	(64)	—	—	12,434	(64)
Japanese corporate bonds	130,318	(440)	—	—	130,318	(440)
Foreign corporate bonds	126,484	(7,184)	30,277	(4,184)	156,761	(11,368)
Other	2,882	(117)	—	—	2,882	(117)

	495,804	(11,035)	84,754	(5,925)	580,558	(16,960)

Equity securities	36,391	(3,353)	386	(94)	36,777	(3,447)

Held-to-maturity
Securities:
Japanese national government bonds	1,812,196	(48,149)	—	—	1,812,196	(48,149)
Japanese local government bonds	531	(2)	—	—	531	(2)
Japanese corporate bonds	20,788	(67)	—	—	20,788	(67)
Foreign corporate bonds	194	(3)	—	—	194	(3)

	1,833,709	(48,221)	—	—	1,833,709	(48,221)

Total	2,365,904	(62,609)	85,140	(6,019)	2,451,044	(68,628)

Leased Asset (Tables)	12 Months Ended
Mar. 31, 2011
Leased Asset (Tables) [Abstract]
Leased assets under capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2010	2011

Land	62	—
Buildings	1,005	—
Machinery, equipment and others	11,807	9,288
Film costs	21,175	19,208
Accumulated amortization	(7,543)	(4,634)

	26,506	23,862

Schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments
The following is a schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2011:

Fiscal year ending March 31	Yen in millions

2012	4,761
2013	3,706
2014	3,275
2015	2,668
2016	2,330
Later years	14,583

Total minimum lease payments	31,323
Less — Amount representing interest	6,650

Present value of net minimum lease payments	24,673
Less — Current obligations	4,162

Long-term capital lease obligations	20,511

Minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2011 are as follows:

Fiscal year ending March 31	Yen in millions

2012	39,817
2013	31,459
2014	24,652
2015	18,158
2016	12,665
Later years	51,239

Total minimum future rentals	177,990

Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2011
Goodwill and Intangible Assets (Tables) [Abstract]
Intangible assets acquired during the current fiscal year

Intangible assets acquired during the fiscal year ended March 31, 2011 totaled 92,249 million yen, of which 83,188 million yen is subject to amortization and are comprised of the following:

	Intangible assets	Weighted-average
	acquired during the year	amortization period
	Yen in millions	Years

Patent rights, know-how and license agreements	8,900	7
Software to be sold, leased or otherwise marketed	22,174	3
Music catalogs	730	8
Television carriage agreements (broadcasting agreements)	33,698	20
Other	17,686	2

Intangible assets subject to amortization
Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2010		March 31, 2011
	Gross carrying	Accumulated	Gross carrying	Accumulated
	amount	amortization	amount	amortization

Patent rights, know-how and license agreements	146,932	(79,403)	122,444	(69,224)
Software to be sold, leased or otherwise marketed	71,300	(29,606)	76,112	(40,447)
Music catalogs	175,172	(37,591)	160,325	(40,455)
Artist contracts	28,958	(16,754)	27,727	(17,903)
Television carriage agreements (broadcasting agreements)	1,224	(116)	35,874	(228)
Other	87,950	(48,904)	90,508	(42,642)

Total	511,536	(212,374)	512,990	(210,899)

Estimated aggregate amortization expense for intangible assets
The estimated aggregate amortization expense for intangible assets for the next five years is as follows:

Fiscal year ending March 31	Yen in millions

2012	46,539
2013	37,485
2014	28,821
2015	22,571
2016	18,012

Carrying amount of intangible assets having an indefinite life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Trademarks	57,857	66,967
Distribution agreements	18,834	18,834
Other	3,064	3,230

Total	79,755	89,031

Changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Consumer,	Networked
	Professional	Products &			Financial
	& Devices	Services	Pictures	Music	Services	All Other	Total

Balance, March 31, 2009:
Goodwill — gross	73,349	123,432	107,478	112,963	3,020	43,346	463,588
Accumulated impairments	(5,620)	—	—	(306)	—	(13,704)	(19,630)

Goodwill	67,729	123,432	107,478	112,657	3,020	29,642	443,958

Increase (decrease) due to:
Acquisitions	—	724	6	7,848	—	4,847	13,425
Sales and dispositions	—	(27)	—	—	—	(202)	(229)
Impairments	—	—	—	—	(706)	(349)	(1,055)
Translation adjustments	(71)	(249)	(5,427)	(1,943)	—	(778)	(8,468)
Other*[1]*[2]	(470)	1	424	(8,676)	—	(41)	(8,762)

Balance, March 31, 2010:
Goodwill — gross	72,808	123,881	102,481	110,192	3,020	40,774	453,156
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	67,188	123,881	102,481	109,886	2,314	33,119	438,869

Increase (decrease) due to:
Acquisitions*[3]	1,085	—	46,504	203	—	55	47,847
Sales and dispositions	—	(257)	—	—	—	—	(257)
Impairments	—	—	—	—	—	—	—
Translation adjustments	(133)	(510)	(8,401)	(6,956)	—	(1,335)	(17,335)
Other*[1]	232	171	—	(445)	—	(77)	(119)

Balance, March 31, 2011:
Goodwill — gross	73,992	123,285	140,584	102,994	3,020	39,417	483,292
Accumulated impairments	(5,620)	—	—	(306)	(706)	(7,655)	(14,287)

Goodwill	68,372	123,285	140,584	102,688	2,314	31,762	469,005

*1	Other primarily consists of purchase price adjustments for prior years.

*2	Substantially all of the adjustments in the Music segment relate to a decrease of goodwill recognized from the acquisition of Bertelsmann AG’s 50% interest in the SONY BMG joint venture of 8,649 million yen, primarily to reflect an increase in the deferred tax assets recognized in connection with the acquisition and a decrease in the acquired liabilities as certain restructuring activities that were identified at the time of the acquisition will not be implemented. Refer to Note 19 and 24.

*3	Substantially all of the acquisition amounts in the Pictures segment relate to the Game Show Network acquisition. Refer to Note 24.

Short-Term Borrowings and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-Term Borrowings and Long-Term Debt (Tables) [Abstract]
Short term borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans:
with a weighted-average interest rate of 3.08%	38,785
with a weighted-average interest rate of 4.40%		43,737
Secured call money:
with a weighted-average interest rate of 0.15%	10,000
with a weighted-average interest rate of 0.11%		10,000

	48,785	53,737

Long-term debt
Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2010	2011

Unsecured loans, representing obligations principally to banks:
Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% per annum	563,465
Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum		441,976
Unsecured 2.04% bonds, due 2010, net of unamortized discount	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount	49,999	50,000
Unsecured 1.16% bonds, due 2012, net of unamortized discount	39,993	39,996
Unsecured 1.52% bonds, due 2013, net of unamortized discount	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount	29,988	29,991
Unsecured 1.75% bonds, due 2015, net of unamortized discount	24,996	24,996
Unsecured 2.35% bonds, due 2010	4,900
Unsecured 1.17% bonds, due 2011	10,500	10,500
Unsecured 0.95% bonds, due 2012	60,000	60,000
Unsecured 1.40% bonds, due 2013	10,700	10,700
Unsecured 1.30% bonds, due 2014	110,000	110,000
Unsecured 2.00% bonds, due 2018	16,300	16,300
Unsecured 2.07% bonds, due 2019	50,000	50,000
Capital lease obligations:
Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum	35,013
Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum		24,673
Guarantee deposits received	19,178	17,718

	1,160,029	921,849
Less — Portion due within one year	235,822	109,614

	924,207	812,235

Aggregate amounts of annual maturities of long-term debt
Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions

2012	109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129

Total	921,849

Housing Loans and Deposits From Customers in the Banking Business (Tables)	12 Months Ended
Mar. 31, 2011
Housing Loans and Deposits From Customers in the Banking Business (Tables) [Abstract]
Deposits from customers in the banking business
At March 31, 2011, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions

2013	20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818

Total	73,068

Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements (Tables) [Abstract]
Fair value of assets and liabilities at fair value on recurring basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2011 are as follows:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	180,414	172,939	—	353,353
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,290,824	—	1,290,824
Japanese local government bonds	—	28,842	—	28,842
Japanese corporate bonds	4,937	358,187	1,097	364,221
Foreign corporate bonds	—	261,896	17,433	279,329
Other	365	10,736	—	11,101
Equity securities	160,128	6,682	3,936	170,746
Other investments*[1]	5,377	38	69,672	75,087
Derivative assets*[2]	—	23,796	—	23,796

Total assets	351,221	2,153,940	92,138	2,597,299

Liabilities:
Derivative liabilities*[2]	—	48,599	—	48,599

Total liabilities	—	48,599	—	48,599

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	189,320	186,482	—	375,802
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,143,765	—	1,143,765
Japanese local government bonds	—	22,965	—	22,965
Japanese corporate bonds	—	329,057	4,581	333,638
Foreign corporate bonds	—	306,070	20,050	326,120
Other	—	7,933	—	7,933
Equity securities	141,408	4,667	3,968	150,043
Other investments*[1]	5,459	51	70,058	75,568
Derivative assets*[2]	—	15,110	—	15,110

Total assets	336,187	2,016,100	98,657	2,450,944

Liabilities:
Derivative liabilities*[2]	—	33,759	—	33,759

Total liabilities	—	33,759	—	33,759

*1	Other investments include certain private equity investments and certain hybrid financial instruments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in fair value of level 3 assets and liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2010
	Assets
		Available-for-sale securities
		Debt securities
		Japanese	Foreign
	Trading	corporate	corporate	Equity	Other	Derivative
	securities	bonds	bonds	securities	investments	assets

Beginning balance	3,003	7,630	51,798	3,562	59,781	—
Total realized and unrealized gains (losses):
Included in earnings*[1]	181	(260)	(404)	(2)	6,288	(69)
Included in other comprehensive income (loss)	—	—	1,818	374	2,781	—
Purchases, issuances, sales and settlements	(562)	(5,660)	(4,247)	2	822	(186)
Transfers in and/or out of level 3*[2]*[3]	(2,622)	(613)	(31,532)	—	—	255

Ending balance	—	1,097	17,433	3,936	69,672	—

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	—	(40)	—	6,726	—

	Yen in millions
	Fiscal year ended March 31, 2011
	Assets
	Available-for-sale securities
	Debt securities
	Japanese	Foreign
	corporate	corporate	Equity	Other
	bonds	bonds	securities	investments

Beginning balance	1,097	17,433	3,936	69,672
Total realized and unrealized gains (losses):
Included in earnings*[1]	(13)	(224)	—	(3,332)
Included in other comprehensive income (loss)	(18)	(842)	32	2,606
Purchases, issuances, sales and settlements	3,515	8,251	—	1,112
Transfers in and/or out of level 3*[2]	—	(4,568)	—	—

Ending balance	4,581	20,050	3,968	70,058

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	(2)	10	—	(3,779)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Transfers into or out of level 3 are reported as the value as of the beginning of the period in which the transfer occurs.

*3	Certain corporate bonds were transferred into level 2 because the ability to corroborate significant inputs with market observable data became possible due to a significant recovery in credit markets.

Estimated fair value of Sony's financial instruments

The estimated fair values of Sony’s financial instruments are summarized as follows. The following summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes debt and equity securities which are disclosed in Note 7.

	Yen in millions
	March 31, 2010		March 31, 2011
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Long-term debt including the current portion	1,160,029	1,168,354	921,849	928,820
Investment contracts included in policyholders’ account in the life insurance business	306,625	307,656	322,649	320,036
Housing loans in the banking business	555,105	612,830	656,047	714,985

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities (Tables) [Abstract]
Fair values of outstanding derivative instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives designated as		March 31			March 31
hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	853	416	Current liabilities other	10,269	9,026
Interest rate contracts		—	—	Liabilities other	1,884	1,663
Foreign exchange contracts	Prepaid expenses and other current assets	52	—	Current liabilities other	—	67

		905	416		12,153	10,756

	Yen in millions
	Asset derivatives			Liability derivatives
		Fair value			Fair value
Derivatives not designated		March 31			March 31
as hedging instruments	Balance sheet location	2010	2011	Balance sheet location	2010	2011

Interest rate contracts	Prepaid expenses and other current assets	434	314	Current liabilities other	664	3,630
Interest rate contracts		—	—	Liabilities other	170	—
Foreign exchange contracts	Prepaid expenses and other current assets	22,334	14,353	Current liabilities other	35,585	19,361
Foreign exchange contracts	Assets other	30	9		—	—
Credit contracts	Prepaid expenses and other current assets	93	18	Current liabilities other	27	12

		22,891	14,694		36,446	23,003

Total derivatives		23,796	15,110		48,599	33,759

Effects of derivative instruments on the consolidated statements of income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2009, 2010 and 2011 (yen in millions).

		Amount of gain or (loss) recognized in income on derivative
Derivatives under fair value	Location of gain or (loss) recognized	Fiscal year ended March 31
hedging relationships	in income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(2,499)	(3,475)	588
Foreign exchange contracts	Foreign exchange gain or (loss), net	(8)	97	(18)

Total		(2,507)	(3,378)	570

	Yen in millions
	Fiscal year ended March 31, 2010
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(901)	Interest expense	418	Interest expense	—
Foreign exchange contracts	1,814	Foreign exchange gain or (loss), net	(1,516)	Foreign exchange gain or (loss), net	26

Total	913	Total	(1,098)	Total	26

	Yen in millions
	Fiscal year ended March 31, 2011
	Amount of
	gain or (loss)	Gain or (loss) reclassified from		Gain or (loss) recognized in
Derivatives under	recognized in	accumulated OCI into income		income on derivative
cash flow	OCI on derivative	(effective portion)		(ineffective portion)
hedging relationships	Amount	Location	Amount	Location	Amount

Interest rate contracts	(108)	Interest expense	329	Interest expense	—

Total	(108)	Total	329	Total	—

At March 31, 2011, amounts related to derivatives qualifying as cash flow hedges amounted to a net reduction of equity of 1,589 million yen. Within the next twelve months, 603 million yen is expected to be reclassified from equity into earnings as a loss.

		Amount of gain or (loss)
		recognized in income on
	Location of gain or	derivative (Yen in millions)
Derivatives not designated as	(loss) recognized in	Fiscal year ended March 31
hedging instruments	income on derivative	2009	2010	2011

Interest rate contracts	Financial services revenue	(1,966)	(884)	(3,332)
Interest rate contracts	Financial services expenses	21	32	32
Foreign exchange contracts	Financial services revenue	11,424	1,468	(1,294)
Foreign exchange contracts	Foreign exchange gain or (loss), net	(39,542)	(8,779)	8,311
Equity contracts	Financial services revenue	8,795	83	—
Bond contracts	Financial services revenue	78	68	44
Credit contracts	Financial services revenue	1,352	(518)	(101)

Total		(19,838)	(8,530)	3,660

Summarizes additional information, including notional amounts, for each type of derivative
The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2010		March 31, 2011
	Notional		Notional
	amount	Fair value	amount	Fair value

Foreign exchange contracts:
Foreign exchange forward contracts	1,924,697	(16,049)	1,364,147	(8,825)
Currency option contracts purchased	3,819	19	5,822	19
Currency option contracts written	407	(11)	423	(9)
Currency swap agreements	50,979	2,022	117,028	2,015
Other currency contracts	46,499	850	46,201	1,734
Interest rate contracts:
Interest rate swap agreements	456,213	(11,700)	448,353	(13,589)
Credit contracts:
Credit default swap agreements	10,497	66	4,841	6

Pension and Severance Plans (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Severance Plans (Tables) [Abstract]
Components of net periodic benefit costs
The components of net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	28,652	30,980	29,589
Interest cost	15,208	15,402	16,067
Expected return on plan assets	(18,950)	(16,969)	(17,987)
Recognized actuarial loss	12,440	16,000	11,802
Amortization of prior service costs	(10,358)	(10,391)	(10,391)

Net periodic benefit costs	26,992	35,022	29,080

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Service cost	10,557	3,645	4,160
Interest cost	11,869	12,083	11,165
Expected return on plan assets	(10,569)	(8,652)	(9,135)
Amortization of net transition asset	212	67	20
Recognized actuarial loss	507	857	2,911
Amortization of prior service costs	(262)	30	(32)
Losses (gains) on curtailments and settlements	1,569	1,766	(31)

Net periodic benefit costs	13,883	9,796	9,058

Changes in the benefit obligation and plan assets
The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,098	709,554	196,750	231,341
Service cost	30,980	29,589	3,645	4,160
Interest cost	15,402	16,067	12,083	11,165
Plan participants’ contributions	—	—	322	764
Amendments	(433)	—	3,950	(6,677)
Actuarial (gain) loss	(10,103)	6,424	36,311	(6,869)
Foreign currency exchange rate changes	—	—	(5,968)	(16,994)
Curtailments and settlements	—	(404)	(1,441)	(166)
Benefits paid	(35,390)	(25,377)	(14,311)	(10,227)

Benefit obligation at end of the fiscal year	709,554	735,853	231,341	206,497

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	443,977	515,701	98,739	134,226
Actual return on plan assets	59,654	4,327	31,775	10,930
Foreign currency exchange rate changes	—	—	(1,502)	(9,121)
Employer contribution	32,803	34,892	18,387	13,029
Plan participants’ contributions	—	—	322	764
Curtailments and settlements	—	—	(407)	(217)
Benefits paid	(20,733)	(18,272)	(13,088)	(9,224)

Fair value of plan assets at end of the fiscal year	515,701	536,648	134,226	140,387

Funded status at end of the fiscal year	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in the consolidated balance sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Noncurrent assets	1,116	1,454	2,760	3,894
Current liabilities	—	—	(2,778)	(2,716)
Noncurrent liabilities	(194,969)	(200,659)	(97,097)	(67,288)

Ending balance	(193,853)	(199,205)	(97,115)	(66,110)

Amounts recognized in accumulated other comprehensive income
Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Prior service cost (credit)	(96,865)	(86,470)	2,966	(3,930)
Net actuarial loss	270,241	278,895	49,209	33,919
Obligation existing at transition	—	—	231	204

Ending balance	173,376	192,425	52,406	30,193

Accumulated benefit obligations for all defined benefit pension plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Accumulated benefit obligations	705,537	731,666	192,260	183,954

Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2010	2011	2010	2011

Projected benefit obligations	709,554	735,853	177,131	176,755
Accumulated benefit obligations	705,537	731,666	163,120	167,609
Fair value of plan assets	515,701	536,648	100,526	121,338

Weighted-average assumptions used to determine benefit obligation

Weighted-average assumptions used to determine benefit obligations as of March 31, 2010 and 2011 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2010	2011	2010	2011

Discount rate	2.3%	2.1%	5.5%	5.2%
Rate of compensation increase	*	*	4.0	3.5

*	As of March 31, 2010 and 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Weighted-average assumptions used to determine net periodic benefit costs
Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	Japanese plans				Foreign plans
	Fiscal year ended March 31				Fiscal year ended March 31
	2009	2010	2011		2009	2010	2011

Discount rate	2.3%	2.2%	2.3%		6.0%	6.5%	5.5%
Expected return on plan assets	3.9	3.6	2.9		7.1	6.5	5.9
Rate of compensation increase	2.5	2.7		*	3.4	3.2	4.0

*	As of March 31, 2011, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Fair values of Japanese and foreign plans' level 3 assets
The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	11,665	11,665	—	—
Equity:
Equity securities(a)	136,495	136,495	—	—
Fixed income:
Government bonds(b)	201,240	—	201,240	—
Corporate bonds(c)	22,691	—	22,691	—
Asset-backed securities(d)	4,779	—	4,779	—
Commingled funds(e)	62,703	—	62,703	—
Commodity funds(f)	1,638	—	1,638	—
Private equity(g)	21,337	—	—	21,337
Hedge funds(h)	51,498	—	—	51,498
Real estate	1,655	—	—	1,655

Total	515,701	148,160	293,051	74,490

	Japanese plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	25,151	25,151	—	—
Equity:
Equity securities(a)	127,695	125,692	2,003	—
Fixed income:
Government bonds(b)	226,183	—	226,183	—
Corporate bonds(c)	23,375	—	23,375	—
Asset-backed securities(d)	3,451	—	3,451	—
Commingled funds(e)	63,693	—	63,693	—
Commodity funds(f)	1,991	—	1,991	—
Private equity(g)	19,888	—	—	19,888
Hedge funds(h)	43,688	—	—	43,688
Real estate	1,533	—	—	1,533

Total	536,648	150,843	320,696	65,109

(a)	Includes approximately 62 percent and 64 percent of Japanese equity securities, and 38 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2010 and 2011, respectively.

(b)	Includes approximately 63 percent and 65 percent of debt securities issued by Japanese national and local governments, and 37 percent and 35 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2010 and 2011, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 38 percent and 39 percent of investments in equity, 57 percent and 58 percent of investments in fixed income, and 5 percent and 3 percent of investments in other for the fiscal years ended March 31, 2010 and 2011, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2010	Level 1	Level 2	Level 3

Cash and cash equivalents	1,775	1,775	—	—
Equity:
Equity securities(a)	39,885	33,657	6,228	—
Fixed income:
Government bonds(b)	20,553	—	20,553	—
Corporate bonds(c)	12,584	—	8,013	4,571
Asset-backed securities	3,135	—	3,060	75
Insurance contracts(d)	6,166	—	6,166	—
Commingled funds(e)	45,655	—	45,127	528
Real estate and other(f)	4,473	653	43	3,777

Total	134,226	36,085	89,190	8,951

	Foreign plans
	Yen in millions
	Fair value	Fair value measurements
	at March 31,	using inputs considered as
Asset class	2011	Level 1	Level 2	Level 3

Cash and cash equivalents	860	860	—	—
Equity:
Equity securities(a)	38,512	33,273	5,239	—
Fixed income:
Government bonds(b)	21,405	—	21,405	—
Corporate bonds(c)	14,994	—	10,148	4,846
Asset-backed securities	2,053	—	2,053	—
Insurance contracts(d)	6,718	—	6,718	—
Commingled funds(e)	50,517	—	49,987	530
Real estate and other(f)	5,328	45	1,510	3,773

Total	140,387	34,178	97,060	9,149

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Changes in the fair values of Japanese and foreign plans' level 3 assets
The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2010 and 2011:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total

Beginning balance at April 1, 2009	23,028	40,443	2,606	66,077
Return on assets held at end of year	(1,691)	79	(951)	(2,563)
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	10,976	—	10,976
Transfers, net	—	—	—	—

Ending balance at March 31, 2010	21,337	51,498	1,655	74,490

Return on assets held at end of year	(1,449)	2,467	(122)	896
Return on assets sold during the year	—	(436)	—	(436)
Purchases, sales, and settlements, net	—	(9,841)	—	(9,841)
Transfers, net	—	—	—	—

Ending balance at March 31, 2011	19,888	43,688	1,533	65,109

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable
	inputs (Level 3)
	Corporate	Asset-backed	Commingled	Real estate
	bonds	securities	funds	and other	Total

Beginning balance at April 1, 2009	—	74	849	4,085	5,008
Return on assets held at end of year	302	14	5	23	344
Return on assets sold during the year	—	—	—	(89)	(89)
Purchases, sales, and settlements, net	4,269	(9)	(288)	(95)	3,877
Transfers, net	—	—	—	—	—
Other*	—	(4)	(38)	(147)	(189)

Ending balance at March 31, 2010	4,571	75	528	3,777	8,951

Return on assets held at end of year	503	—	9	490	1,002
Return on assets sold during the year	—	5	—	—	5
Purchases, sales, and settlements, net	260	(72)	—	(159)	29
Transfers, net	—	—	—	—	—
Other*	(488)	(8)	(7)	(335)	(838)

Ending balance at March 31, 2011	4,846	—	530	3,773	9,149

*	Primarily consists of translation adjustments.

Summary of expected future benefit payments
The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31,	Yen in millions	Yen in millions

2012	24,690	10,620
2013	26,321	9,663
2014	28,653	10,597
2015	31,571	10,348
2016	34,355	10,759
2017 — 2021	199,824	62,305

Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2011
Stockholders' equity (Tables) [Abstract]
Changes in the number of shares of common stock issued and outstanding

Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2009, 2010 and 2011 have resulted from the following:

Number of
shares

Balance at March 31, 2008	1,004,443,364
Exercise of stock acquisition rights	92,000

Balance at March 31, 2009	1,004,535,364
Exercise of stock acquisition rights	36,100

Balance at March 31, 2010	1,004,571,464
Exercise of stock acquisition rights	65,200

Balance at March 31, 2011	1,004,636,664

Other comprehensive income

Other comprehensive income for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2009:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(105,145)	40,198	(48,207)
Less : Reclassification adjustment included in net income	11,306	(3,958)	7,348
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(2,988)	1,059	(1,929)
Less : Reclassification adjustment included in net income	5,335	(1,619)	3,716
Pension liability adjustment*	(127,222)	51,527	(74,517)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(250,085)	1,854	(248,231)
Less : Reclassification adjustment included in net income	534	—	534

Other comprehensive income (loss)	(468,265)	89,061	(361,286)

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2010:
Unrealized gains (losses) on securities, net —
Unrealized holding gains arising during the period*	74,501	(22,469)	33,502
Less : Reclassification adjustment included in net income	(1,896)	661	(1,235)
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding gains arising during the period	2,040	(415)	1,625
Less : Reclassification adjustment included in net income	(566)	489	(77)
Pension liability adjustment*	45,767	(22,074)	23,720
Foreign currency translation adjustments —
Translation adjustments arising during the period	4,583	(22)	4,561
Less : Reclassification adjustment included in net income	2,289	—	2,289

Other comprehensive income	126,718	(43,830)	64,385

	Yen in millions
		Tax	Net-of-tax
	Pre-tax amount	benefit/(expense)	amount

For the fiscal year ended March 31, 2011:
Unrealized gains (losses) on securities, net —
Unrealized holding losses arising during the period*	(42,311)	12,996	(25,445)
Less : Reclassification adjustment included in net income	21,548	(8,104)	13,444
Unrealized gains (losses) on derivative instruments, net —
Unrealized holding losses arising during the period	(662)	52	(610)
Less : Reclassification adjustment included in net income	(785)	(158)	(943)
Pension liability adjustment*	3,164	(6,463)	(3,176)
Foreign currency translation adjustments —
Translation adjustments arising during the period	(118,840)	1,256	(117,584)
Less : Reclassification adjustment included in net income	(832)	—	(832)

Other comprehensive income (loss)	(138,718)	(421)	(135,146)

*	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains (losses) and pension liability adjustment arising during the period.

Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2011
Stock Based Compensation Plans (Tables) [Abstract]
Weighted-average assumptions, used to determine the fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense
The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2009, 2010 and 2011 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2009		2010		2011

Weighted-average assumptions
Risk-free interest rate	2.07%		2.08%		1.60%
Expected lives	6.23	years	6.49	years	6.64	years
Expected volatility*	33.35%		33.70%		35.74%
Expected dividends	1.29%		0.99%		0.83%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of the activities regarding the stock acquisition rights plan during the fiscal year
A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	15,214,400	3,743
Granted	2,334,600	2,985
Exercised	(65,200)	2,653
Forfeited or expired	(472,400)	3,540

Outstanding at end of the fiscal year	17,011,400	3,458	6.20	523

Exercisable at end of the fiscal year	12,184,000	3,739	5.10	211

Summary of the convertible bond plan

A summary of the activities regarding the convertible bond plan during the fiscal year ended March 31, 2011 is as follows:

	Fiscal year ended March 31, 2011
		Weighted-	Weighted-	Total
	Number of	average	average	Intrinsic
	Shares	exercise price	remaining life	Value
		Yen	Years	Yen in millions

Outstanding at beginning of the fiscal year	1,621,500	9,099
Expired	(1,073,000)	10,208

Outstanding at end of the fiscal year	548,500	6,931	1.00	—

Exercisable at end of the fiscal year	548,500	6,931	1.00	—

Restructuring Charges And Asset Impairments (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges And Asset Impairments (Tables) [Abstract]
Changes in accrued restructuring charges
The changes in the accrued restructuring charges for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Employee	Non-cash
	termination	write-downs and	Other associated
	benefits	disposals*	costs	Total

Balance at March 31, 2008	10,893	—	5,669	16,562
SME acquisition	8,980	—	2,637	11,617
Restructuring costs	56,385	10,182	8,823	75,390
Non-cash charges	—	(10,182)	—	(10,182)
Cash payments	(21,900)	—	(5,160)	(27,060)
Adjustments	(545)	—	(508)	(1,053)

Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559

*	Significant asset impairments excluded from restructuring charges are described below.

Cost incurred in restructuring program by segment

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Consumer, Professional & Devices	53,732	68,640	38,018
Networked Products & Services	3,062	3,682	7,021
Pictures	4,908	5,605	2,722
Music	6,337	5,225	2,662
Financial Services	789	5,078	5,010
All Other and Corporate	6,562	28,242	6,885

Total net charges	75,390	116,472	62,318

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes (Tables) [Abstract]
Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income

Domestic and foreign components of income (loss) before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	(4,453)	45,290	143,917
Foreign subsidiaries	(170,502)	(18,378)	61,096

	(174,955)	26,912	205,013

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	34,631	42,723	60,514
Foreign subsidiaries	45,890	5,975	57,404

	80,521	48,698	117,918

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(105,211)	(25,589)	365,665
Foreign subsidiaries	(48,051)	(9,151)	(58,244)

	(153,262)	(34,740)	307,421

Total income tax expense (benefit)	(72,741)	13,958	425,339

Reconciliation of differences between statutory tax rate and effective tax rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended
	March 31
	2009	2010	2011

Statutory tax rate	(41.0)%	41.0%	41.0%
Non-deductible expenses	1.9	10.3	1.3
Income tax credits	11.4	(18.0)	(2.0)
Change in valuation allowances	12.9	4.7	174.5
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(31.8)	5.8	1.5
Lower tax rate applied to life and non-life insurance business in Japan	0.8	(30.3)	(2.8)
Foreign income tax differential	0.5	(17.6)	(10.5)
Adjustments to tax accruals and reserves	(7.3)	16.2	4.5
Effect of equity in net income (loss) of affiliated companies	5.9	46.0	(2.8)
Other	5.1	(6.2)	2.8

Effective income tax rate	(41.6)%	51.9%	207.5%

Components of deferred tax assets and liabilities
The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2010	2011

Deferred tax assets:
Operating loss carryforwards for tax purposes	242,172	316,856
Accrued pension and severance costs	130,508	103,674
Film costs	22,683	16,405
Warranty reserves and accrued expenses	74,528	69,240
Future insurance policy benefits	21,810	26,177
Accrued bonus	22,764	24,825
Inventory	31,608	35,989
Depreciation	37,553	35,128
Tax credit carryforwards	70,737	74,284
Reserve for doubtful accounts	9,243	8,404
Impairment of investments	42,948	33,743
Deferred revenue in the Pictures segment	17,579	19,254
Other	136,363	140,745

Gross deferred tax assets	860,496	904,724
Less: Valuation allowance	(117,486)	(463,702)

Total deferred tax assets	743,010	441,022

Deferred tax liabilities:
Insurance acquisition costs	(151,548)	(155,073)
Unbilled accounts receivable in the Pictures segment	(42,421)	(40,469)
Unrealized gains on securities	(38,792)	(33,101)
Intangible assets acquired through stock exchange offerings	(32,456)	(32,136)
Undistributed earnings of foreign subsidiaries and#@corporate joint ventures	(44,717)	(46,261)
Other	(96,674)	(109,903)

Gross deferred tax liabilities	(406,608)	(416,943)

Net deferred tax assets	336,402	24,079

Net deferred tax assets included in consolidated balance sheets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2010	2011

Current assets — Deferred income taxes	197,598	133,059
Other assets — Deferred income taxes	403,537	239,587
Current liabilities — Other	(28,212)	(42,340)
Long-term liabilities — Deferred income taxes	(236,521)	(306,227)

Net deferred tax assets	336,402	24,079

Reconciliation of the beginning and ending gross amounts of unrecognized tax benefits

	Yen in millions
	March 31
	2009	2010	2011

Balance at beginning of the fiscal year	282,098	276,627	229,228
Reductions for tax positions of prior years	(23,585)	(38,450)	(39,005)
Additions for tax positions of prior years	11,164	4,816	19,947
Additions based on tax positions related to the current year	68,848	10,873	41,201
Settlements	(13,267)	(5,921)	(1,478)
Lapse in statute of limitations	(921)	(1,506)	(7,770)
Foreign currency translation adjustments	(47,710)	(17,211)	(17,003)

Balance at end of the fiscal year	276,627	229,228	225,120

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	72,008	76,125	87,497

Reconciliation of The Differences Between Basic and Diluted EPS (Tables)	12 Months Ended
Mar. 31, 2011
Reconciliation of The Differences Between Basic and Diluted EPS (Tables) [Abstract]
Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Net loss attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(98,938)	(40,802)	(259,585)

	Thousands of shares

Weighted-average shares outstanding	1,003,499	1,003,520	1,003,559
Effect of dilutive securities:
Stock acquisition rights	—	—	—
Convertible bonds	—	—	—

Weighted-average shares for diluted EPS computation	1,003,499	1,003,520	1,003,559

	Yen

Basic EPS	(98.59)	(40.66)	(258.66)

Diluted EPS	(98.59)	(40.66)	(258.66)

Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2011
Variable Interest Entities (Tables) [Abstract]
Assets and liabilities of variable interest entities included in consolidated balance sheets
At March 31, 2011, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions

Assets:
Cash and cash equivalents	4,862
Account receivables, net	227
Other current assets	20,603
Property, plant and equipment, net	863
Intangibles, net	57,895
Goodwill	12,689
Other noncurrent assets	7,574

Total assets	104,713

Liabilities:
Accounts payable and accrued expenses	32,034
Other current liabilities	2,619
Other noncurrent liabilities	1,893

Total liabilities	36,546

Acquisitions (Tables)	12 Months Ended
Mar. 31, 2011
Acquisitions (Tables) [Abstract]
Purchase price allocation summary

The following table summarizes the preliminary values assigned to the assets and liabilities that were recorded for SONY BMG, including net assets at historical carryover basis, as well as the final adjustments described above:

	Yen in millions
	Assets and
	liabilities	Acquired
	recorded at	assets and	Total
	the historical	liabilities	(as of		Total
	carryover	recorded at	October 1,		(after
	basis	fair value	2008)	Adjustments	adjustments)

Notes and accounts receivable, net	28,835	28,835	57,670		57,670
Capitalized artist advances — short-term	11,979	11,979	23,958		23,958
Other current assets	33,711	25,443	59,154	(531)	58,623
Capitalized artist advances — long-term	8,587	8,587	17,174		17,174
Intangibles, net	12,827	96,258	109,085		109,085
Goodwill	30,319	72,935	103,254	(8,649)	94,605
Other noncurrent assets	14,418	15,159	29,577	7,716	37,293

Total assets	140,676	259,196	399,872	(1,464)	398,408

Accrued royalties	66,151	66,044	132,195		132,195
Other current liabilities	60,744	64,879	125,623	(1,464)	124,159
Accrued pension and severance costs	11,661	11,767	23,428		23,428
Other noncurrent liabilities	8,057	19,082	27,139		27,139

Total liabilities	146,613	161,772	308,385	(1,464)	306,921

Net assets recorded for SONY BMG	(5,937)	97,424	91,487	—	91,487

Composition of intangible assets

The intangible assets are comprised of the following:

	Yen in millions			Years
	Intangibles	Acquired
	recorded at	intangibles
	the historical	recorded at		Weighted-average
	carryover basis	fair value	Total	amortization period

Intangibles subject to amortization, net
Music catalogs	10,283	77,706	87,989	25
Artist contracts	2,014	15,160	17,174	10
Other	530	3,392	3,922	5

Total intangibles	12,827	96,258	109,085	22

Combined results of operations of Sony and SONY BMG
The results of operations for SONY BMG are included in the Music segment beginning October 1, 2008. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and SONY BMG as though the acquisition had occurred as of the beginning of the fiscal year ended March 31, 2009:

Yen in millions,
except per share data
Fiscal year ended
March 31
2009
(Unaudited)

Net sales	7,266,265
Operating loss	(234,724)
Net loss attributable to Sony Corporation’s stockholders	(104,614)
Basic EPS	(104.25)
Diluted EPS	(104.25)

Preliminary fair value assigned to the assets and liabilities

The following table summarizes the preliminary fair value assigned to the assets and liabilities of GSN that were recorded in the Pictures segment. Due to the fact that the acquisition closed in March 2011, certain areas of purchase price allocation are not yet finalized including the fair value of certain tangible assets and liabilities acquired, the valuation of intangible assets acquired, income taxes and residual goodwill.

Yen in millions
Acquired
assets and
liabilities
recorded at
fair value

Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38

Total assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683

Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728

Total	38,790

Intangible assets
The intangible assets are comprised of the following:

	Yen in millions	Years
	Acquired
	intangibles
	recorded at	Weighted-average
	fair value	amortization period

Intangibles subject to amortization
Television carriage agreements (broadcasting agreements)	33,698	20
Other	4,162	1
Intangible having an indefinite life
Trademarks	8,889	—

Total intangibles	46,749

Combined results of operations of Sony and GSN

The results of operations of GSN are included in the Pictures segment after the acquisition date. The following unaudited supplemental pro forma financial information presents the combined results of operations of Sony and GSN as though the acquisition had occurred as of the beginning of the fiscal years ended March 31, 2010 and 2011:

	Yen in millions,
	except per share data
	Fiscal year ended March 31
	2010	2011
	(Unaudited)

Net sales	6,313,222	6,325,310
Operating income	60,685	199,445
Net loss attributable to Sony Corporation’s stockholders	(33,655)	(259,731)
Basic EPS	(33.54)	(258.81)
Diluted EPS	(33.54)	(258.81)

Commitments, Contingent Liabilities and Other (Tables)	12 Months Ended
Mar. 31, 2011
Commitments, Contingent Liabilities and Other (Tables) [Abstract]
Aggregate amounts of year-by-year payment of purchase commitments
The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions

2012	207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821

Total	350,015

Changes in product warranty liability

The changes in product warranty liability for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Balance at beginning of the fiscal year	59,748	57,922	50,856
Additional liabilities for warranties	60,845	46,686	48,610
Settlements (in cash or in kind)	(54,498)	(45,218)	(36,537)
Changes in estimate for pre-existing warranty reserve	(2,042)	(7,649)	(4,802)
Translation adjustment	(6,131)	(885)	(3,187)

Balance at end of the fiscal year	57,922	50,856	54,940

Business Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Business Segment Information (Tables) [Abstract]
Sales and operating revenue

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices —
Customers	3,926,386	3,207,546	3,345,048
Intersegment	431,363	310,573	227,696

Total	4,357,749	3,518,119	3,572,744
Networked Products & Services —
Customers	1,684,758	1,511,575	1,493,136
Intersegment	70,885	61,041	86,195

Total	1,755,643	1,572,616	1,579,331
Pictures —
Customers	717,513	705,237	599,654
Intersegment	—	—	312

Total	717,513	705,237	599,966
Music —
Customers	363,074	511,097	457,771
Intersegment	23,979	11,519	12,972

Total	387,053	522,616	470,743
Financial Services —
Customers	523,307	838,300	798,495
Intersegment	14,899	13,096	8,031

Total	538,206	851,396	806,526
All Other —
Customers	453,603	379,862	377,816
Intersegment	76,523	80,904	70,004

Total	530,126	460,766	447,820
Corporate and elimination	(556,297)	(416,752)	(295,857)

Consolidated total	7,729,993	7,213,998	7,181,273

Segment profit or loss
Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Operating income (loss):
Consumer, Professional & Devices	(115,571)	(53,174)	2,898
Networked Products & Services	(87,428)	(83,265)	35,569
Pictures	29,916	42,814	38,669
Music	27,843	36,513	38,927
Financial Services	(31,157)	162,492	118,818
Equity in net income (loss) of Sony Ericsson	(30,255)	(34,514)	4,155
All Other	3,105	(4,976)	8,554

Total	(203,547)	65,890	247,590
Corporate and elimination	(24,236)	(34,118)	(47,769)

Consolidated operating income (loss)	(227,783)	31,772	199,821
Other income	98,825	43,834	44,966
Other expenses	(45,997)	(48,694)	(39,774)

Consolidated income (loss) before income taxes	(174,955)	26,912	205,013

Other significant items
Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Equity in net income (loss) of affiliated companies:
Consumer, Professional & Devices	3,746	(647)	7,084
Networked Products & Services	—	—	—
Pictures	7,991	4,347	2,483
Music	(6,029)	(80)	(265)
Financial Services	(1,796)	(1,345)	(1,961)
Sony Ericsson	(30,255)	(34,514)	4,155
All Other	1,234	2,004	2,566

Consolidated total	(25,109)	(30,235)	14,062

Depreciation and amortization:
Consumer, Professional & Devices	250,353	219,132	164,478
Networked Products & Services	21,651	23,662	24,483
Pictures	7,904	8,427	7,996
Music	9,756	13,427	12,166
Financial Services, including deferred insurance acquisition costs	67,714	56,531	62,077
All Other	20,561	21,488	20,777

Total	377,939	342,667	291,977
Corporate	27,504	28,337	33,389

Consolidated total	405,443	371,004	325,366

Breakdown of sales and operating revenue to external customers by product category
The following table includes a breakdown of sales and operating revenue to external customers by product category in the CPD and NPS segments. The CPD and NPS segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Consumer, Professional & Devices
Televisions	1,275,692	1,005,773	1,200,491
Digital Imaging	831,820	664,502	642,570
Audio and Video	531,542	449,882	426,594
Semiconductors	310,682	299,715	358,396
Components	613,013	476,097	410,090
Professional Solutions	346,326	295,360	287,394
Other	17,311	16,217	19,513

Total	3,926,386	3,207,546	3,345,048
Networked Products & Services
Game	984,855	840,711	798,405
PC and Other Networked Businesses	699,903	670,864	694,731

Total	1,684,758	1,511,575	1,493,136
Pictures	717,513	705,237	599,654
Music	363,074	511,097	457,771
Financial Services	523,307	838,300	798,495
All Other	453,603	379,862	377,816
Corporate	61,352	60,381	109,353

Consolidated total	7,729,993	7,213,998	7,181,273

Sales and operating revenue to external customers

Geographic information:

Sales and operating revenue to external customers which are attributed to countries based on location of customers for the fiscal years ended March 31, 2009, 2010 and 2011 and long-lived assets as of March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Sales and operating revenue:
Japan	1,873,219	2,099,297	2,152,552
U.S.A.	1,827,812	1,595,016	1,443,693
Europe	1,987,692	1,644,698	1,539,432
Asia-Pacific	1,285,551	1,193,573	1,288,412
Other areas	755,719	681,414	757,184

Total	7,729,993	7,213,998	7,181,273

Long-lived assets

	Yen in millions
	March 31
	2010	2011

Long-lived assets:
Japan	1,254,663	1,260,682
U.S.A.	750,436	729,647
Europe	194,717	156,201
Asia-Pacific	113,360	124,383
Other areas	58,545	50,337

Total	2,371,721	2,321,250

Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Summary of significant Accounting Policies (Textuals) [Abstract]
Equity method investments policy	Investments in business entities in which Sony does not have control, but has the ability to exercise significant influence over operating and financial policies generally through 20-50% ownership, are accounted for under the equity method. In addition, investments in general partnerships in which Sony does not have a controlling interest and limited partnerships are also accounted for under the equity method if more than minor influence over the operation of the investee exists (generally through more than 3-5% ownership).
Marketable securities available for sale securities policy	In evaluating the factors for available-for-sale securities whose fair values are readily determinable, Sony presumes a decline in value to be other-than-temporary if the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months).
Goodwill impairment assessment policy	Two of the most significant estimates involved in the determination of fair value of the reporting units are the discount rates and perpetual growth rate applied to terminal values used in the discounted cash flow analysis. The discount rates used in the cash flow models for the goodwill impairment testing considers market and industry data as well as specific risk factors for each reporting unit. The perpetual growth rates for the individual reporting units, for purposes of the terminal value determination, are generally set after an initial three-year forecasted period, although certain reporting units utilized longer forecasted periods, and are based on historical experience, market and industry data.
Requisite service period of the stock acquisition rights	3
Revenue recognition, sales of services	Certain software products published by Sony provide limited on-line features at no additional cost to the customer. Generally, such features are considered to be incidental to the overall software product and an inconsequential deliverable. Accordingly, revenue related to software products containing these limited on-line features is not deferred. In instances where the software products' on-line features or additional functionality is considered a substantive deliverable in addition to the software product, revenue and costs of sales are recognized ratably over an estimated service period, which is estimated to be six months.
Consideration given to a customer or a reseller	For the fiscal years ended March 31, 2009, 2010 and 2011, consideration given to a reseller, primarily for free promotional shipping and cooperative advertising programs included in selling, general and administrative expense totaled 29,813 million yen, 23,591 million yen and 23,250 million yen, respectively.
Income tax uncertainties policy	For those tax positions for which it is more likely than not that a tax benefit will be sustained, Sony records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.
Ownership percentage in entity in which company has ability to exercise significant influence over operating and financial policies, minimum	20.00%
Ownership percentage in entity in which company has ability to exercise significant influence over operating and financial policies, maximum	50.00%
Equity method influence, minimum	3.00%
Equity method influence, maximum	5.00%
Original maturities of highly liquid investments included in cash and cash equivalents	3 months or less
Condition for treating a decline in fair value of security as other-than-temporary	If the fair value of the security is 20 percent or more below its original cost for an extended period of time (generally for a period of up to six months)
Estimated economic lives over which software development costs to get amortized	3 years
No. of years taken for stock based compensation rights expected to vest	3 years
Time taken to recognise revenue and cost of sales of software products	6 months
Consideration given for free promotional shipping and advertising programmes included In selling, general and administrative programmes	¥ 23,250	¥ 23,591	¥ 29,813
Percentage chance of tax amount to get realised on settlement with the taxing authoriies	50.00%
Building [Member]
Property, Plant and Equipment [Line Items]
Useful lives for depreciation, minimum	2
Useful lives for depreciation, maximum	50
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives for depreciation, minimum	1
Useful lives for depreciation, maximum	17
Patent rights, know-how, license agreements and software to be sold, leased or otherwise marketed [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period of intangible assets, minimum	3
Comprised amortization	8
Music catalogs, artist contracts and television carriage agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period of intangible assets, minimum	10
Comprised amortization	40

Inventories (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventories
Finished products	¥ 529,666	¥ 456,698
Work in process	70,969	69,757
Raw materials, purchased components and supplies	103,408	119,000
Inventories	¥ 704,043	¥ 645,455

Film Costs (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Motion picture productions:
Released	¥ 102,415	¥ 114,069
Completed not released	14,260	9,307
In production and development	107,811	135,654
Television productions:
Released	40,581	40,518
In production and development	1,688	2,044
Broadcasting rights	24,544	23,927
Less: current portion of broadcasting rights included in inventories	(15,910)	(15,454)
Film costs	¥ 275,389	¥ 310,065

Film Costs (Details) (Textuals) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Film Costs (Textuals) [Abstract]
Unamortized costs of released films	89.00%
Amortized cost of completed films	¥ 79
Accrued participation liabilities expected to be paid in next twelve months	¥ 96
Amortization for released films	P3Y
Amortization for completed films	P12M

Related Party Transactions (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Balance Sheets
Current assets	¥ 627,358	¥ 617,714
Noncurrent assets	464,633	525,818
Total assets	1,091,991	1,143,532
Current liabilities	520,485	544,454
Long-term liabilities and noncontrolling interests	98,821	100,586
Stockholders' equity	472,685	498,492
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	0	0
Consolidation and reconciling adjustments:
Other	0	0
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	221,993	229,051
Statements of Income
Net revenues	1,750,023	1,957,300	2,680,261
Operating income (loss)	46,610	(47,874)	(75,894)
Net income (loss) attributable to controlling interests	28,693	(52,022)	(42,853)
Consolidation and reconciling adjustments:
Equity in net income (loss) of affiliated companies	14,062	(30,235)	(25,109)
Minimum [Member] | Others [Member]
Balance Sheets
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Statements of Income
Percentage of ownership in equity investees	20.00%	20.00%	20.00%
Maximum [Member] | Others [Member]
Balance Sheets
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Statements of Income
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Sony Ericsson [Member]
Balance Sheets
Current assets	254,858	322,537
Noncurrent assets	92,925	98,375
Total assets	347,783	420,912
Current liabilities	282,857	341,087
Long-term liabilities and noncontrolling interests	8,089	23,837
Stockholders' equity	56,837	55,988
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	28,419	27,994
Consolidation and reconciling adjustments:
Other	(79)	(1,088)
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	28,340	26,906
Statements of Income
Net revenues	673,464	837,149	1,459,259
Operating income (loss)	16,453	(81,385)	(92,762)
Other income (expense), net	(1,572)	(4,676)	12,599
Income (loss) before income taxes	14,881	(86,061)	(80,163)
Income tax (expense) benefit	(6,065)	20,470	23,888
Net income (loss) attributable to noncontrolling interests	(520)	(3,318)	(3,434)
Net income (loss) attributable to controlling interests	8,296	(68,909)	(59,709)
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	4,148	(34,455)	(29,855)
Consolidation and reconciling adjustments:
Other	7	(59)	(400)
Equity in net income (loss) of affiliated companies	4,155	(34,514)	(30,255)
S-LCD [Member]
Balance Sheets
Current assets	188,903	161,571
Noncurrent assets	233,988	300,206
Total assets	422,891	461,777
Current liabilities	71,572	102,538
Long-term liabilities and noncontrolling interests	29,696	22,443
Stockholders' equity	321,623	336,796
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	160,812	168,398
Consolidation and reconciling adjustments:
Other	0	61
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	160,812	168,459
Statements of Income
Net revenues	807,955	796,575	670,311
Operating income (loss)	12,527	3,825	1,393
Other income (expense), net	(4,119)	(4,055)	11,191
Income (loss) before income taxes	8,408	(230)	12,584
Income tax (expense) benefit	3,094	53	(626)
Net income (loss) attributable to controlling interests	11,502	(177)	11,958
Percentage of ownership in equity investees	50.00%	50.00%	50.00%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	5,751	(89)	5,979
Consolidation and reconciling adjustments:
Other	1,463	476	916
Equity in net income (loss) of affiliated companies	7,214	387	6,895
Others [Member]
Balance Sheets
Current assets	183,597	133,606
Noncurrent assets	137,720	127,237
Total assets	321,317	260,843
Current liabilities	166,056	100,829
Long-term liabilities and noncontrolling interests	61,036	54,306
Stockholders' equity	94,225	105,708
Equity investment and undistributed earnings of affiliated companies, before consolidating and reconciling adjustments	0	0
Consolidation and reconciling adjustments:
Other	0	0
Investment in and advances to equity investees at cost plus equity in undistributed earnings since acquisition	32,841	33,686
Statements of Income
Net revenues	268,604	323,576	550,691
Operating income (loss)	17,630	29,686	15,475
Net income (loss) attributable to controlling interests	8,895	17,064	4,898
Consolidation and reconciling adjustments:
Equity in net income (loss) of affiliated companies	¥ 2,693	¥ 3,892	¥ (1,749)

Related Party Transactions (Details 1) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended				12 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Equity Method Investments [Member]	Mar. 31, 2010 Equity Method Investments [Member]	Mar. 31, 2009 Equity Method Investments [Member]	Sep. 30, 2008 Sony Ericsson [Member]	Mar. 31, 2011 Sony Ericsson [Member]	Mar. 31, 2010 Sony Ericsson [Member]	Mar. 31, 2009 Sony Ericsson [Member]	Mar. 31, 2009 S-LCD [Member]	Mar. 31, 2011 S-LCD [Member]	Mar. 31, 2010 S-LCD [Member]	Mar. 31, 2011 Sony BMG [Member]	Oct. 01, 2008 Sony BMG [Member]
Account balances and transactions with affiliated companies
Accounts receivable, trade				¥ 18,631	¥ 21,467
Accounts payable, trade				45,434	61,360
Sales				96,164	132,937	204,578
Purchases				383,922	309,550	332,286
Related Party Transactions (Textuals) [Abstract]
Percentage of ownership in equity investees								50.00%	50.00%	50.00%	50.00%	50.00%	50.00%		50.00%
Number of shares less than 50% ownership in equity method investment												1
Dividends received from affiliated companies	2,583	5,948	40,361				23,363
Investment in joint venture											¥ 13,273
Remaining interest in equity method investment														50.00%
Additional Related Party Transactions (Textuals) [Abstract]
Equity method influence, minimum	3.00%
Equity method influence, maximum	5.00%
Affiliated companies accounted for under the equity method	82	73

Transfer of Financial Assets (Details Textuals) In Millions	12 Months Ended
	Mar. 31, 2011 Financial Services [Member] JPY ( ¥)	Mar. 31, 2010 Financial Services [Member] JPY ( ¥)	Mar. 31, 2009 Financial Services [Member] JPY ( ¥)	Mar. 31, 2011 Sony Corp [Member] JPY ( ¥)	Mar. 31, 2010 Sony Corp [Member] JPY ( ¥)	Mar. 31, 2009 Sony Corp [Member] JPY ( ¥)	Mar. 31, 2011 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 Bankruptcy-remote entity, which is consolidated by Sony's U.S. subsidiary [Member] USD ( $)
Transfer of Financial Assets (Textuals) [Abstract]
Trade accounts receivable eligible for sale under accounts receivable sales programs	¥ 24,000			¥ 47,200					$ 450
Original due dates of receivable which company can sell	Not more than 180 days after the sales of receivables			Not more than 190 days after the sales of receivables
Trade accounts receivable sold	166,025	183,805	166,077	136,232	109,271	130,847	414,147	258,085
Sales proceeds of accounts receivable held back and deferred in other current assets							32,751
Deferred sales proceeds under accounts receivable sales program							185,647
Total collections of deferred proceeds							¥ 153,550

Marketable Securities and Securities Investments (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	¥ 3,000,933	¥ 2,354,719
Held-to-maturity Securities, Gross unrealized gains	22,809	3,832
Held-to-maturity Securities, Gross unrealized losses	(48,221)	(31,068)
Held-to-maturity Securities, Fair value	2,975,521	2,327,483
Debt Securities [Member]
Available-for-sale:
Available-for-sale securities, Cost	1,820,673	1,945,173
Available-for-sale securities, Gross unrealized gain	30,708	39,267
Available-for-sale securities, Gross unrealized losses	(16,960)	(10,123)
Available-for-sale, Debt securities, Fair value	1,834,421	1,974,317
Japanese National Government Bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	1,124,704	1,264,725
Available-for-sale securities, Gross unrealized gain	24,032	29,496
Available-for-sale securities, Gross unrealized losses	(4,971)	(3,397)
Available-for-sale, Debt securities, Fair value	1,143,765	1,290,824
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	2,902,342	2,248,230
Held-to-maturity Securities, Gross unrealized gains	22,420	3,318
Held-to-maturity Securities, Gross unrealized losses	(48,149)	(30,740)
Held-to-maturity Securities, Fair value	2,876,613	2,220,808
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	22,845	27,750
Available-for-sale securities, Gross unrealized gain	184	1,097
Available-for-sale securities, Gross unrealized losses	(64)	(5)
Available-for-sale, Debt securities, Fair value	22,965	28,842
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	18,912	23,617
Held-to-maturity Securities, Gross unrealized gains	218	346
Held-to-maturity Securities, Gross unrealized losses	(2)	0
Held-to-maturity Securities, Fair value	19,128	23,963
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	332,567	360,554
Available-for-sale securities, Gross unrealized gain	1,511	3,773
Available-for-sale securities, Gross unrealized losses	(440)	(106)
Available-for-sale, Debt securities, Fair value	333,638	364,221
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	32,349	32,041
Held-to-maturity Securities, Gross unrealized gains	158	150
Held-to-maturity Securities, Gross unrealized losses	(67)	(321)
Held-to-maturity Securities, Fair value	32,440	31,870
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Available-for-sale:
Available-for-sale securities, Cost	332,616	281,003
Available-for-sale securities, Gross unrealized gain	4,872	4,818
Available-for-sale securities, Gross unrealized losses	(11,368)	(6,492)
Available-for-sale, Debt securities, Fair value	326,120	279,329
Held-to-maturity Securities:
Held-to-maturity Securities, Cost	47,330	50,831
Held-to-maturity Securities, Gross unrealized gains	13	18
Held-to-maturity Securities, Gross unrealized losses	(3)	(7)
Held-to-maturity Securities, Fair value	47,340	50,842
Available-for sale securities, Debt securities, Other [Member]
Available-for-sale:
Available-for-sale securities, Cost	7,941	11,141
Available-for-sale securities, Gross unrealized gain	109	83
Available-for-sale securities, Gross unrealized losses	(117)	(123)
Available-for-sale, Debt securities, Fair value	7,933	11,101
Available-for-sale securities and held-to-maturity securities [Member]
Held-to-maturity Securities:
Securities, Cost, Total	4,906,023	4,399,645
Securities, Gross unrealized gains, Total	122,590	117,529
Securities, Gross unrealized losses, Total	(68,628)	(44,628)
Securities, Fair value, Total	4,959,985	4,472,546
Equity Securities [Member]
Available-for-sale:
Available-for-sale securities, Cost	84,417	99,753
Available-for-sale securities, Gross unrealized gain	69,073	74,430
Available-for-sale securities, Gross unrealized losses	(3,447)	(3,437)
Available-for-sale, Equity securities, Fair value	¥ 150,043	¥ 170,746

Marketable Securities and Securities Investments (Details 1) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-sale securities, Cost
Due in one year or less	¥ 260,669
Due after one year through five years	527,179
Due after five year through ten years	232,848
Due after ten years	799,977
Total	1,820,673
Available-for-sale securities, Fair Value
Due in one year or less	253,678
Due after one year through five years	530,151
Due after five year through ten years	237,851
Due after ten years	812,741
Total	1,834,421
Held-to-maturity securities, Cost
Due in one year or less	17,251
Due after one year through five years	39,086
Due after five year through ten years	9,025
Due after ten years	2,935,571
Total	3,000,933
Held-to-maturity securities, Fair Value
Due in one year or less	17,328
Due after one year through five years	39,359
Due after five year through ten years	9,561
Due after ten years	2,909,273
Total	¥ 2,975,521

Marketable Securities and Securities Investments (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	¥ 1,833,709	¥ 1,516,600
Held-to-maturity securities, 12 months or more, fair value	0	465,816
Held-to-maturity securities, fair value, total	1,833,709	1,982,416
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(48,221)	(11,384)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(19,684)
Held-to-maturity securities, unrealized losses, total	(48,221)	(31,068)
Gross unrealized losses on, and fair value of, Sony's investment securities
Marketable securities, less than 12 months, fair value, total	2,365,904	1,769,525
Marketable securities, 12 months or more, fair value, total	85,140	621,229
Marketable securities, fair value, total	2,451,044	2,390,754
Marketable securities, less than 12 months, unrealized losses, total	(62,609)	(13,799)
Marketable securities, 12 months or more, unrealized losses, total	(6,019)	(30,829)
Marketable securities, unrealized losses, total	(68,628)	(44,628)
Debt Securities [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	495,804	242,856
Available-for-sale securities, 12 months or more, fair value	84,754	143,927
Available-for-sale securities, fair value, total	580,558	386,783
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(11,035)	(1,481)
Available-for-sale securities, 12 months or more, Unrealized losses	(5,925)	(8,642)
Available-for-sale securities, Unrealized losses, total	(16,960)	(10,123)
Japanese National Government Bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	223,686	139,613
Available-for-sale securities, 12 months or more, fair value	54,477	53,704
Available-for-sale securities, fair value, total	278,163	193,317
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(3,230)	(891)
Available-for-sale securities, 12 months or more, Unrealized losses	(1,741)	(2,506)
Available-for-sale securities, Unrealized losses, total	(4,971)	(3,397)
Japanese National Government Bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	1,812,196	1,496,584
Held-to-maturity securities, 12 months or more, fair value	0	465,416
Held-to-maturity securities, fair value, total	1,812,196	1,962,000
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(48,149)	(11,066)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(19,674)
Held-to-maturity securities, unrealized losses, total	(48,149)	(30,740)
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	12,434	1,887
Available-for-sale securities, 12 months or more, fair value	0	0
Available-for-sale securities, fair value, total	12,434	1,887
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(64)	(5)
Available-for-sale securities, 12 months or more, Unrealized losses	0	0
Available-for-sale securities, Unrealized losses, total	(64)	(5)
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	531	100
Held-to-maturity securities, 12 months or more, fair value	0	0
Held-to-maturity securities, fair value, total	531	100
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(2)	0
Held-to-maturity securities, 12 months or more , unrealized losses	0	0
Held-to-maturity securities, unrealized losses, total	(2)	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	130,318	48,151
Available-for-sale securities, 12 months or more, fair value	0	1,965
Available-for-sale securities, fair value, total	130,318	50,116
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(440)	(84)
Available-for-sale securities, 12 months or more, Unrealized losses	0	(22)
Available-for-sale securities, Unrealized losses, total	(440)	(106)
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	20,788	19,828
Held-to-maturity securities, 12 months or more, fair value	0	95
Held-to-maturity securities, fair value, total	20,788	19,923
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(67)	(314)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(7)
Held-to-maturity securities, unrealized losses, total	(67)	(321)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	126,484	46,764
Available-for-sale securities, 12 months or more, fair value	30,277	88,258
Available-for-sale securities, fair value, total	156,761	135,022
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(7,184)	(378)
Available-for-sale securities, 12 months or more, Unrealized losses	(4,184)	(6,114)
Available-for-sale securities, Unrealized losses, total	(11,368)	(6,492)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Held-to-maturity, Fair value
Held-to-maturity securities, less than 12 months, fair value	194	88
Held-to-maturity securities, 12 months or more, fair value	0	305
Held-to-maturity securities, fair value, total	194	393
Held-to-maturity, Unrealized losses
Held-to-maturity securities, less than 12 months, unrealized losses	(3)	(4)
Held-to-maturity securities, 12 months or more , unrealized losses	0	(3)
Held-to-maturity securities, unrealized losses, total	(3)	(7)
Available-for sale securities, Debt securities, Other [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	2,882	6,441
Available-for-sale securities, 12 months or more, fair value	0	0
Available-for-sale securities, fair value, total	2,882	6,441
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(117)	(123)
Available-for-sale securities, 12 months or more, Unrealized losses	0	0
Available-for-sale securities, Unrealized losses, total	(117)	(123)
Equity Securities [Member]
Available-for-sale, Fair value
Available-for-sale securities, less than 12 months, fair value	36,391	10,069
Available-for-sale securities, 12 months or more, fair value	386	11,486
Available-for-sale securities, fair value, total	36,777	21,555
Available-for-sale, Unrealized losses
Available-for-sale securities, less than 12 months, Unrealized losses	(3,353)	(934)
Available-for-sale securities, 12 months or more, Unrealized losses	(94)	(2,503)
Available-for-sale securities, Unrealized losses, total	¥ (3,447)	¥ (3,437)

Marketable Securities and Securities Investments (Details Textual) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Marketable Securities and Securities Investments (Textuals) [Abstract]
Proceeds from sale of available-for-sale securities	¥ 532,619	¥ 785,698	¥ 1,165,451
Gross realized gains from available for sale securities	38,654	39,622	41,860
Gross realized loss from available for sale securities	2,014	37,537	30,554
Marketable securities classified as trading securities	375,802	353,353
Investment Holdings Other Than Securities [Line Items]
Net unrealized losses on trading securities	10,768		79,476
Net unrealized gains on trading securities		50,992
Total realized impairment losses on marketable securities	9,763	5,508	45,644
Private equity [Member]
Investment Holdings Other Than Securities [Line Items]
Investments	¥ 67,376	¥ 70,705

Leased Assets (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Leased assets under capital leases
Land		¥ 62
Buildings		1,005
Machinery, equipment and others	9,288	11,807
Film costs	19,208	21,175
Accumulated amortization	(4,634)	(7,543)
Leased assets under capital leases	23,862	26,506
Schedule by year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2012	4,761
2013	3,706
2014	3,275
2015	2,668
2016	2,330
Later years	14,583
Total minimum lease payments	31,323
Less - Amount representing interest	6,650
Present value of net minimum lease payments	24,673
Less - Current obligations	4,162
Long-term capital lease obligations	20,511
Minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year
2012	39,817
2013	31,459
2014	24,652
2015	18,158
2016	12,665
Later years	51,239
Total minimum future rentals	¥ 177,990

Leased Assets (Details Textuals) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leased Assets (Textuals) [Abstract]
Rental expenses under operating leases	¥ 78,538	¥ 87,077	¥ 87,360
Sublease rental received under operating leases	1,974	1,675	1,742
Total minimum rentals received in future under noncancelable subleases for operating lease	¥ 4,614

Goodwill and Intangible Assets (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011
Amortization of acquired Intangible assets
Intangible assets acquired		¥ 83,188
Patent rights, know-how and license agreements [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		8,900
Weighted-average amortization period		7
Software to be sold, leased or otherwise marketed [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		22,174
Weighted-average amortization period		3
Music Catalogs [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		730
Weighted-average amortization period		8
Television carriage agreements (broadcasting agreements) [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		33,698
Weighted-average amortization period	20	20
Other [Member]
Amortization of acquired Intangible assets
Intangible assets acquired		¥ 17,686
Weighted-average amortization period		2

Goodwill and Intangible Assets (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amortization of total Intangible assets
Gross carrying amount	¥ 512,990	¥ 511,536
Accumulated amortization	(210,899)	(212,374)
Estimated aggregate amortization expense for intangible assets
2012	46,539
2013	37,485
2014	28,821
2015	22,571
2016	18,012
Patent rights, know-how and license agreements [Member]
Amortization of total Intangible assets
Gross carrying amount	122,444	146,932
Accumulated amortization	(69,224)	(79,403)
Software to be sold, leased or otherwise marketed [Member]
Amortization of total Intangible assets
Gross carrying amount	76,112	71,300
Accumulated amortization	(40,447)	(29,606)
Music Catalogs [Member]
Amortization of total Intangible assets
Gross carrying amount	160,325	175,172
Accumulated amortization	(40,455)	(37,591)
Artist Contracts [Member]
Amortization of total Intangible assets
Gross carrying amount	27,727	28,958
Accumulated amortization	(17,903)	(16,754)
Television carriage agreements (broadcasting agreements) [Member]
Amortization of total Intangible assets
Gross carrying amount	35,874	1,224
Accumulated amortization	(228)	(116)
Other [Member]
Amortization of total Intangible assets
Gross carrying amount	90,508	87,950
Accumulated amortization	¥ (42,642)	¥ (48,904)

Goodwill and Intangible Assets (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	¥ 89,031	¥ 79,755
Trademarks [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	66,967	57,857
Distribution Agreements [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	18,834	18,834
Other [Member]
Total carrying amount of intangible assets having an indefinite life
Carrying amount of intangible assets having an indefinite life	¥ 3,230	¥ 3,064

Goodwill and Intangible Assets (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011
Balance
Goodwill - gross	¥ 453,156	¥ 463,588	¥ 483,292
Accumulated Impairments	(14,287)	(19,630)	(14,287)
Goodwill	438,869	443,958	469,005
Increase (decrease) due to:
Acquisition	47,847	13,425
Sales and dispositions	(257)	(229)
Impairments	0	(1,055)
Translation adjustments	(17,335)	(8,468)
Other	(119)	(8,762)
Consumer, Professional & Devices [Member]
Balance
Goodwill - gross	72,808	73,349	73,992
Accumulated Impairments	(5,620)	(5,620)	(5,620)
Goodwill	67,188	67,729	68,372
Increase (decrease) due to:
Acquisition	1,085	0
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(133)	(71)
Other	232	(470)
Networked Products & Services [Member]
Balance
Goodwill - gross	123,881	123,432	123,285
Accumulated Impairments	0	0	0
Goodwill	123,881	123,432	123,285
Increase (decrease) due to:
Acquisition	0	724
Sales and dispositions	(257)	(27)
Impairments	0	0
Translation adjustments	(510)	(249)
Other	171	1
Pictures [Member]
Balance
Goodwill - gross	102,481	107,478	140,584
Accumulated Impairments	0	0	0
Goodwill	102,481	107,478	140,584
Increase (decrease) due to:
Acquisition	46,504	6
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(8,401)	(5,427)
Other	0	424
Music [Member]
Balance
Goodwill - gross	110,192	112,963	102,994
Accumulated Impairments	(306)	(306)	(306)
Goodwill	109,886	112,657	102,688
Increase (decrease) due to:
Acquisition	203	7,848
Sales and dispositions	0	0
Impairments	0	0
Translation adjustments	(6,956)	(1,943)
Other	(445)	(8,676)
Financial Services [Member]
Balance
Goodwill - gross	3,020	3,020	3,020
Accumulated Impairments	(706)	0	(706)
Goodwill	2,314	3,020	2,314
Increase (decrease) due to:
Acquisition	0	0
Sales and dispositions	0	0
Impairments	0	(706)
Translation adjustments	0	0
Other	0	0
All Other and Corporate [Member]
Balance
Goodwill - gross	40,774	43,346	39,417
Accumulated Impairments	(7,655)	(13,704)	(7,655)
Goodwill	33,119	29,642	31,762
Increase (decrease) due to:
Acquisition	55	4,847
Sales and dispositions	0	(202)
Impairments	0	(349)
Translation adjustments	(1,335)	(778)
Other	¥ (77)	¥ (41)

Goodwill and Intangible Assets (Details Textuals) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Sony BMG Acquisition [Member]	Mar. 31, 2011 Sony BMG Acquisition [Member]	Oct. 01, 2008 Sony BMG Acquisition [Member]
Business Acquisition [Line Items]
Equity interest under the equity method					0.5	0.5
Amount decrease in goodwill due to purchase price adjustment				¥ 8,649
Goodwill and intangible assets (Textuals) [Abstract]
Intangible assets acquired	92,249
Acquired Finite Lived Intangible Assets Amount	83,188
Aggregate amortization expense for intangible assets	¥ 52,763	¥ 57,069	¥ 47,101

Insurance-Related Accounts (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Insurance-Related Accounts (Textuals) [Abstract]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S.GAAP	¥ 232,160	¥ 206,794
Life insurance revenues	600,291	554,650	526,303
Non life insurance revenues	71,037	64,987	58,576
Amortization charged to income	59,249	53,767	64,599
Minimum range of interest rates for future policy benefit based on market conditions and expected investment returns	1.40%
Maximum range of interest rates for future policy benefit based on market conditions and expected investment returns	4.60%
Future insurance policy benefits amount	¥ 2,918,960	¥ 2,673,357

Short-Term Borrowings and Long-Term Debt (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short term borrowings
Short-term borrowings	¥ 53,737	¥ 48,785
Unsecured loans, with weighted-average interest rate of 3.08% [Member]
Short term borrowings
Short-term borrowings	0	38,785
Unsecured loans, with a weighted-average interest rate of 4.40% [Member]
Short term borrowings
Short-term borrowings	43,737	0
Secured call money, with weighted-average interest rate of 0.15% [Member]
Short term borrowings
Short-term borrowings	0	10,000
Secured call money, with a weighted-average interest rate of 0.11% [Member]
Short term borrowings
Short-term borrowings	¥ 10,000	¥ 0

Short-Term Borrowings and Long-Term Debt (Details 1) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-term debt
Long-term debt including the current portion	¥ 921,849	¥ 1,160,029
Less - Portion due within one year	109,614	235,822
Total	812,235	924,207
Unsecured loans, Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% Per annum [Member]
Long-term debt
Long-term debt including the current portion	0	563,465
Unsecured loans, Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum [Member]
Long-term debt
Long-term debt including the current portion	441,976	0
Unsecured 2.04% bonds, due 2010, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	0	49,999
Unsecured 0.80% bonds, due 2010, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	0	49,999
Unsecured 1.52% bonds, due 2011, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	50,000	49,999
Unsecured 1.16% bonds, due 2012, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	39,996	39,993
Unsecured 1.52% bonds, due 2013, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	34,999	34,999
Unsecured 1.57% bonds, due 2015, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	29,991	29,988
Unsecured 1.75% bonds, due 2015, net of unamortized discount [Member]
Long-term debt
Long-term debt including the current portion	24,996	24,996
Unsecured 2.35% bonds, due 2010 [Member]
Long-term debt
Long-term debt including the current portion	0	4,900
Unsecured 1.17% bonds, due 2011 [Member]
Long-term debt
Long-term debt including the current portion	10,500	10,500
Unsecured 0.95% bonds, due 2012 [Member]
Long-term debt
Long-term debt including the current portion	60,000	60,000
Unsecured 1.40% bonds, due 2013 [Member]
Long-term debt
Long-term debt including the current portion	10,700	10,700
Unsecured 1.30% bonds, due 2014 [Member]
Long-term debt
Long-term debt including the current portion	110,000	110,000
Unsecured 2.00% bonds, due 2018 [Member]
Long-term debt
Long-term debt including the current portion	16,300	16,300
Unsecured 2.07% bonds, due 2019 [Member]
Long-term debt
Long-term debt including the current portion	50,000	50,000
Capital lease obligations, Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum [Member]
Long-term debt
Long-term debt including the current portion	0	35,013
Capital lease obligations, Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum [Member]
Long-term debt
Long-term debt including the current portion	24,673	0
Guarantee deposits received [Member]
Long-term debt
Long-term debt including the current portion	¥ 17,718	¥ 19,178

Short-Term Borrowings and Long-Term Debt (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Aggregate amounts of annual maturities of long-term debt
2012	¥ 109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129
Total	¥ 921,849	¥ 1,160,029

Short-Term Borrowings and Long-Term Debt (Details Textuals) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended																12 Months Ended		1 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2011 Unsecured loans, with weighted-average interest rate of 3.08% [Member] JPY ( ¥)	Mar. 31, 2010 Unsecured loans, with weighted-average interest rate of 3.08% [Member] JPY ( ¥)	Mar. 31, 2011 Unsecured loans, with a weighted-average interest rate of 4.40% [Member] JPY ( ¥)	Mar. 31, 2010 Unsecured loans, with a weighted-average interest rate of 4.40% [Member] JPY ( ¥)	Mar. 31, 2011 Secured call money, with weighted-average interest rate of 0.15% [Member] JPY ( ¥)	Mar. 31, 2010 Secured call money, with weighted-average interest rate of 0.15% [Member] JPY ( ¥)	Mar. 31, 2011 Secured call money, with a weighted-average interest rate of 0.11% [Member] JPY ( ¥)	Mar. 31, 2010 Secured call money, with a weighted-average interest rate of 0.11% [Member] JPY ( ¥)	Mar. 31, 2011 Unsecured loans, Due 2010 to 2020, with interest rates ranging from 0.20% to 4.50% Per annum [Member]	Mar. 31, 2011 Unsecured loans, Due 2011 to 2018, with interest rates ranging from 0.20% to 4.50% per annum [Member]	Mar. 31, 2011 Unsecured 2.04% bonds, due 2010, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 0.80% bonds, due 2010, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.52% bonds, due 2011, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.16% bonds, due 2012, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.52% bonds, due 2013, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.57% bonds, due 2015, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 1.75% bonds, due 2015, net of unamortized discount [Member]	Mar. 31, 2011 Unsecured 2.35% bonds, due 2010 [Member]	Mar. 31, 2011 Unsecured 1.17% bonds, due 2011 [Member]	Mar. 31, 2011 Unsecured 0.95% bonds, due 2012 [Member]	Mar. 31, 2011 Unsecured 1.40% bonds, due 2013 [Member]	Mar. 31, 2011 Unsecured 1.30% bonds, due 2014 [Member]	Mar. 31, 2011 Unsecured 2.00% bonds, due 2018 [Member]	Mar. 31, 2011 Unsecured 2.07% bonds, due 2019 [Member]	Mar. 31, 2011 Capital lease obligations, Due 2010 to 2021 with interest rates ranging from 0.01% to 7.77% per annum [Member]	Mar. 31, 2011 Capital lease obligations, Due 2011 to 2021 with interest rates ranging from 0.03% to 9.09% per annum [Member]	Jun. 30, 2009 Syndicated loans [Member] JPY ( ¥)	Jun. 30, 2009 Unsecured long-term bank loan [Member] USD ( $)
Short-Term Borrowings and Long-Term Debt (Additional Textuals) [Abstract]
Debt weighted average interest rate			3.08%		4.40%		0.15%		0.11%				2.04%	0.80%	1.52%	1.16%	1.52%	1.57%	1.75%	2.35%	1.17%	0.95%	1.40%	1.30%	2.00%	2.07%
Long-term debt, Stated minimum interest rates percentage											0.002	0.002															0.0001	0.0003
Long-term debt, Stated maximum interest rates percentage											0.045	0.045															0.0777	0.0909
Unsecured Syndicated loans																													¥ 162,500	$ 1,000
Maturity terms of unsecured syndicated loans																													Three, five and seven years
Redemption of syndicated loan																													80,000
Call money collateral	53,737	48,785	0	38,785	43,737	0	0	10,000	10,000	0
Securities investments pledged as collateral for secured call money	10,651
Marketable securities pledged as collateral for cash settlements, variation margins of futures markets and certain other purposes	131,932
Maturity terms of unsecured long-term bank loan in years	3 years
Unused committed lines of credit	782,616
Period up to which company can borrow under committed lines of credit	180 days
Commercial paper programs	¥ 1,082,050
Period up to which company can issue Commercial paper programs	not excess of 270 days

Housing Loans and Deposits From Customers in the Banking Business (Details) (JPY ¥) In Millions	Mar. 31, 2011
Deposits from customers in the banking business
2013	¥ 20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818
Total	¥ 73,068

Housing Loans and Deposits from Customers in the Banking Business (Details Textual) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Housing Loans and Deposits from Customers in Banking Business (Textuals) [Abstract]
Balance of time deposits issued in amounts of 10 million yen or more	¥ 247,799	¥ 243,629
Housing loan [Member]
Housing Loans and Deposits from Customers in Banking Business (Textuals) [Abstract]
Housing loans in the banking business	656,047	555,105
Allowance for credit losses of housing loans in the banking business	¥ 925	¥ 742

Fair Value Measurements (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets:
Trading securities	¥ 375,802	¥ 353,353
Derivative assets	15,110	23,796
Total assets	2,450,944	2,597,299
Liabilities:
Derivative liabilities	33,759	48,599
Total liabilities	33,759	48,599
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 1 [Member]
Assets:
Investments	0	4,937
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 1 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Other [Member] | Level 1 [Member]
Assets:
Investments	0	365
Level 1 [Member]
Assets:
Trading securities	189,320	180,414
Derivative assets	0	0
Total assets	336,187	351,221
Level 1 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	141,408	160,128
Level 1 [Member] | Other Investments [Member]
Assets:
Investments	5,459	5,377
Level 1 [Member]
Liabilities:
Derivative liabilities	0	0
Total liabilities	0	0
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 2 [Member]
Assets:
Investments	1,143,765	1,290,824
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 2 [Member]
Assets:
Investments	22,965	28,842
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 2 [Member]
Assets:
Investments	329,057	358,187
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 2 [Member]
Assets:
Investments	306,070	261,896
Available-for sale securities, Debt securities, Other [Member] | Level 2 [Member]
Assets:
Investments	7,933	10,736
Level 2 [Member]
Assets:
Trading securities	186,482	172,939
Derivative assets	15,110	23,796
Total assets	2,016,100	2,153,940
Level 2 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	4,667	6,682
Level 2 [Member] | Other Investments [Member]
Assets:
Investments	51	38
Level 2 [Member]
Liabilities:
Derivative liabilities	33,759	48,599
Total liabilities	33,759	48,599
Available-for sale securities, Debt securities, Japanese national government bonds [Member] | Level 3 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese local government bonds [Member] | Level 3 [Member]
Assets:
Investments	0	0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member] | Level 3 [Member]
Assets:
Investments	4,581	1,097
Available-for sale securities, Debt securities, Foreign corporate bonds [Member] | Level 3 [Member]
Assets:
Investments	20,050	17,433
Available-for sale securities, Debt securities, Other [Member] | Level 3 [Member]
Assets:
Investments	0	0
Level 3 [Member]
Assets:
Trading securities	0	0
Derivative assets	0	0
Total assets	98,657	92,138
Level 3 [Member] | Available-for sale securities, Equity securities [Member]
Assets:
Investments	3,968	3,936
Level 3 [Member] | Other Investments [Member]
Assets:
Investments	70,058	69,672
Level 3 [Member]
Liabilities:
Derivative liabilities	0	0
Total liabilities	0	0
Available-for sale securities, Debt securities, Japanese national government bonds [Member]
Assets:
Investments	1,143,765	1,290,824
Available-for sale securities, Debt securities, Japanese local government bonds [Member]
Assets:
Investments	22,965	28,842
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Assets:
Investments	333,638	364,221
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Assets:
Investments	326,120	279,329
Available-for sale securities, Debt securities, Other [Member]
Assets:
Investments	7,933	11,101
Available-for sale securities, Equity securities [Member]
Assets:
Investments	150,043	170,746
Other Investments [Member]
Assets:
Investments	¥ 75,568	¥ 75,087

Fair Value Measurements (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Trading securities [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance		¥ 3,003
Total realized and unrealized gains (losses):
Included in earnings		181
Purchases, issuances, sales and settlements		(562)
Transfers in and/or out of level 3		(2,622)
Ending Balance		0
Available-for sale securities, Debt securities, Japanese corporate bonds [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	1,097	7,630
Total realized and unrealized gains (losses):
Included in earnings	(13)	(260)
Included in other comprehensive income (loss)	(18)
Purchases, issuances, sales and settlements	3,515	(5,660)
Transfers in and/or out of level 3		(613)
Ending Balance	4,581	1,097
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	(2)
Available-for sale securities, Debt securities, Foreign corporate bonds [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	17,433	51,798
Total realized and unrealized gains (losses):
Included in earnings	(224)	(404)
Included in other comprehensive income (loss)	(842)	1,818
Purchases, issuances, sales and settlements	8,251	(4,247)
Transfers in and/or out of level 3	(4,568)	(31,532)
Ending Balance	20,050	17,433
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	10	(40)
Available-for sale securities, Equity securities [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	3,936	3,562
Total realized and unrealized gains (losses):
Included in earnings		(2)
Included in other comprehensive income (loss)	32	374
Purchases, issuances, sales and settlements		2
Ending Balance	3,968	3,936
Other Investments [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance	69,672	59,781
Total realized and unrealized gains (losses):
Included in earnings	(3,332)	6,288
Included in other comprehensive income (loss)	2,606	2,781
Purchases, issuances, sales and settlements	1,112	822
Ending Balance	70,058	69,672
Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Changes in unrealized gains (losses) relating to instruments still held at reporting date Included in earnings	(3,779)	6,726
Derivative assets [Member]
Changes in fair value of level 3 assets and liabilities
Beginning balance		0
Total realized and unrealized gains (losses):
Included in earnings		(69)
Purchases, issuances, sales and settlements		(186)
Transfers in and/or out of level 3		255
Ending Balance		¥ 0

Fair Value Measurements (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Carrying amount [Member]
Estimated fair value of Sony's financial instruments
Long-term debt including the current portion	¥ 921,849	¥ 1,160,029
Investment contracts included in policyholders' account	322,649	306,625
Housing loans in the banking business, Carrying amount	656,047	555,105
Estimated fair value [Member]
Estimated fair value of Sony's financial instruments
Long-term debt including the current portion	928,820	1,168,354
Investment contracts included in policyholders' account	320,036	307,656
Housing loans in the banking business, Estimated fair value	¥ 714,985	¥ 612,830

Fair Value Measurement on a Nonrecurring Basis (Details Textuals) (Level 3 [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Level 3 [Member]
Fair Value Measurement on a Nonrecurring Basis (Textuals) [Abstract]
Impairment losses related to long lived assets	¥ 23,735	¥ 53,304
Carrying values of impaired long lived assets before impairments	27,513	58,598
Fair values of impaired long-lived assets after impairments	¥ 3,778	¥ 5,294

Derivative Instruments and Hedging Activities (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	¥ 416	¥ 905
Liability derivatives, designated as hedging instruments, Fair value	10,756	12,153
Asset derivatives, not designated as hedging instruments, Fair value	14,694	22,891
Liability derivatives, not designated as hedging instruments, Fair value	23,003	36,446
Total, Assets derivatives	15,110	23,796
Total, Liability derivatives	33,759	48,599
Interest rate contracts [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	416	853
Asset derivatives, not designated as hedging instruments, Fair value	314	434
Interest rate contracts [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	9,026	10,269
Liability derivatives, not designated as hedging instruments, Fair value	3,630	664
Interest rate contracts [Member] | Liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	1,663	1,884
Liability derivatives, not designated as hedging instruments, Fair value	0	170
Foreign exchange contracts [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, designated as hedging instruments, Fair value	0	52
Asset derivatives, not designated as hedging instruments, Fair value	14,353	22,334
Foreign exchange contracts [Member] | Assets other [Member]
Fair values of outstanding derivative instruments
Asset derivatives, not designated as hedging instruments, Fair value	9	30
Foreign exchange contracts [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, designated as hedging instruments, Fair value	67	0
Liability derivatives, not designated as hedging instruments, Fair value	19,361	35,585
Credit contract [Member] | Prepaid expenses and other current assets [Member]
Fair values of outstanding derivative instruments
Asset derivatives, not designated as hedging instruments, Fair value	18	93
Credit contract [Member] | Current liabilities other [Member]
Fair values of outstanding derivative instruments
Liability derivatives, not designated as hedging instruments, Fair value	¥ 12	¥ 27

Derivative Instruments and Hedging Activities (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivatives not designated as hedging instruments [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	¥ 3,660	¥ (8,530)	¥ (19,838)
Derivatives not designated as hedging instruments [Member] | Interest rate contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(3,332)	(884)	(1,966)
Derivatives not designated as hedging instruments [Member] | Interest rate contracts [Member] | Financial service expenses [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	32	32	21
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(1,294)	1,468	11,424
Derivatives not designated as hedging instruments [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	8,311	(8,779)	(39,542)
Derivatives not designated as hedging instruments [Member] | Equity contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	0	83	8,795
Derivatives not designated as hedging instruments [Member] | Bond contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	44	68	78
Derivatives not designated as hedging instruments [Member] | Credit contract [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(101)	(518)	1,352
Derivatives under fair value hedging relationships [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	570	(3,378)	(2,507)
Derivatives under fair value hedging relationships [Member] | Interest rate contracts [Member] | Financial service revenue [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	588	(3,475)	(2,499)
Derivatives under fair value hedging relationships [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in income on derivative	(18)	97	8
Derivatives under cash flow hedging relationships [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative	(108)	913
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	329	(1,098)
Gain or (loss) recognized in income on derivative (ineffective portion)		26
Derivatives under cash flow hedging relationships [Member] | Interest rate contracts [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative	(108)	(901)
Derivatives under cash flow hedging relationships [Member] | Interest rate contracts [Member] | Interest expense [Member]
Effects of derivative instruments on the consolidated statements of income
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	329	418
Derivatives under cash flow hedging relationships [Member] | Foreign exchange contracts [Member]
Effects of derivative instruments on the consolidated statements of income
Amount of gain or (loss) recognized in OCI on derivative		1,814
Derivatives under cash flow hedging relationships [Member] | Foreign exchange contracts [Member] | Foreign exchange gain or (loss), net [Member]
Effects of derivative instruments on the consolidated statements of income
Gain or (loss) reclassified from accumulated OCI into income (effective portion)		(1,516)
Gain or (loss) recognized in income on derivative (ineffective portion)		¥ 26

Derivative Instruments and Hedging Activities (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Foreign exchange forward contracts [Member]	Mar. 31, 2010 Foreign exchange forward contracts [Member]	Mar. 31, 2011 Currency option contracts purchased [Member]	Mar. 31, 2010 Currency option contracts purchased [Member]	Mar. 31, 2011 Currency option contracts written [Member]	Mar. 31, 2010 Currency option contracts written [Member]	Mar. 31, 2011 Currency swap agreements [Member]	Mar. 31, 2010 Currency swap agreements [Member]	Mar. 31, 2011 Other currency contracts [Member]	Mar. 31, 2010 Other currency contracts [Member]	Mar. 31, 2011 Interest rate swap agreements [Member]	Mar. 31, 2010 Interest rate swap agreements [Member]	Mar. 31, 2011 Credit default swap agreements [Member]	Mar. 31, 2010 Credit default swap agreements [Member]
Summarizes additional information, including notional amounts, for each type of derivative
Notional amount		¥ 1,364,147	¥ 1,924,697	¥ 5,822	¥ 3,819	¥ 423	¥ 407	¥ 117,028	¥ 50,979	¥ 46,201	¥ 46,499	¥ 448,353	¥ 456,213	¥ 4,841	¥ 10,497
Fair value		(8,825)	(16,049)	19	19	(9)	(11)	2,015	2,022	1,734	850	(13,589)	(11,700)	6	66
Derivative Instruments and Hedging Activities (Textuals) [Abstract]
Cash flow hedges amounted to net reduction of equity	1,589
Equity earnings as profit within the next twelve months	¥ 603

Pension and Severance Plans (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Components of net periodic benefit costs
Amortization of net transition asset	¥ 79
Japanese Plans [Member]
Components of net periodic benefit costs
Service cost	29,589	30,980	28,652
Interest cost	16,067	15,402	15,208
Expected return on plan assets	(17,987)	(16,969)	(18,950)
Recognized actuarial loss	11,802	16,000	12,440
Amortization of prior service costs	(10,391)	(10,391)	(10,358)
Net periodic benefit costs	29,080	35,022	26,992
Foreign Plans [Member]
Components of net periodic benefit costs
Service cost	4,160	3,645	10,557
Interest cost	11,165	12,083	11,869
Expected return on plan assets	(9,135)	(8,652)	(10,569)
Amortization of net transition asset	20	67	212
Recognized actuarial loss	2,911	857	507
Amortization of prior service costs	(32)	30	(262)
Losses (gains) on curtailments and settlements	(31)	1,766	1,569
Net periodic benefit costs	¥ 9,058	¥ 9,796	¥ 13,883

Pension and Severance Plans (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 709,554	¥ 709,098
Service cost	29,589	30,980	28,652
Interest cost	16,067	15,402	15,208
Amendments		(433)
Actuarial (gain) loss	6,424	(10,103)
Curtailments and settlements	(404)
Benefits paid	(25,377)	(35,390)
Benefit obligation at end of the fiscal year	735,853	709,554	709,098
Foreign Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	231,341	196,750
Service cost	4,160	3,645	10,557
Interest cost	11,165	12,083	11,869
Plan participants' contributions	764	322
Amendments	(6,677)	3,950
Actuarial (gain) loss	(6,869)	36,311
Foreign currency exchange rate changes	(16,994)	(5,968)
Curtailments and settlements	(166)	(1,441)
Benefits paid	(10,227)	(14,311)
Benefit obligation at end of the fiscal year	¥ 206,497	¥ 231,341	¥ 196,750

Pension and Severance Plans (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	¥ 515,701	¥ 443,977
Actual return on plan assets	4,327	59,654
Employer contribution	34,892	32,803
Benefits paid	(18,272)	(20,733)
Fair value of plan assets at end of the fiscal year	536,648	515,701
Funded status at end of the fiscal year	(199,205)	(193,853)
Foreign Plans [Member]
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	134,226	98,739
Actual return on plan assets	10,930	31,775
Foreign currency exchange rate changes	(9,121)	(1,502)
Employer contribution	13,029	18,387
Plan participants' contributions	764	322
Curtailments and settlements	217	407
Benefits paid	(9,224)	(13,088)
Fair value of plan assets at end of the fiscal year	140,387	134,226
Funded status at end of the fiscal year	¥ (66,110)	¥ (97,115)

Pension and Severance Plans (Details 3) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Japanese Plans [Member]
Amounts recognized in the consolidated balance sheets
Noncurrent assets	¥ 1,454	¥ 1,116
Current liabilities	0	0
Noncurrent liabilities	(200,659)	(194,969)
Ending balance	(199,205)	(193,853)
Amounts recognized in accumulated other comprehensive income
Prior service cost (credit)	(86,470)	(96,865)
Net actuarial loss	278,895	270,241
Obligation existing at transition	0	0
Ending balance	192,425	173,376
Accumulated benefit obligations for all defined benefit pension plans
Accumulated benefit obligations	731,666	705,537
Foreign Plans [Member]
Amounts recognized in the consolidated balance sheets
Noncurrent assets	3,894	2,760
Current liabilities	(2,716)	(2,778)
Noncurrent liabilities	(67,288)	(97,097)
Ending balance	(66,110)	(97,115)
Amounts recognized in accumulated other comprehensive income
Prior service cost (credit)	(3,930)	2,966
Net actuarial loss	33,919	49,209
Obligation existing at transition	204	231
Ending balance	30,193	52,406
Accumulated benefit obligations for all defined benefit pension plans
Accumulated benefit obligations	¥ 183,954	¥ 192,260

Pension and Severance Plans (Details 4) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Japanese Plans [Member]
Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligations	¥ 735,853	¥ 709,554
Accumulated benefit obligations	731,666	705,537
Fair value of plan assets	536,648	515,701
Weighted-average assumptions used to determine benefit obligation
Discount rate	2.10%	2.30%
Rate of compensation increase	0.00%	0.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate	2.30%	2.20%	2.30%
Expected return on plan assets	2.90%	3.60%	3.90%
Rate of compensation increase	0.00%	2.70%	2.50%
Foreign Plans [Member]
Projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligations	176,755	177,131
Accumulated benefit obligations	167,609	163,120
Fair value of plan assets	¥ 121,338	¥ 100,526
Weighted-average assumptions used to determine benefit obligation
Discount rate	5.20%	5.50%
Rate of compensation increase	3.50%	4.00%
Weighted-average assumptions used to determine net periodic benefit costs
Discount rate	5.50%	6.50%	6.00%
Expected return on plan assets	5.90%	6.50%	7.10%
Rate of compensation increase	4.00%	3.20%	3.40%

Pension and Severance Plans (Details 5) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash and cash equivalents [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	¥ 25,151	¥ 11,665
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	25,151	11,665
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	860	1,775
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	860	1,775
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Cash and cash equivalents [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	127,695	136,495
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	125,692	136,495
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	2,003	0
Available-for sale securities, Equity securities [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	38,512	39,885
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	33,273	33,657
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	5,239	6,228
Available-for sale securities, Equity securities [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	226,183	201,240
Government bonds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	226,183	201,240
Government bonds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	21,405	20,553
Government bonds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Government bonds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	21,405	20,553
Government bonds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	23,375	22,691
Corporate bonds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	23,375	22,691
Corporate bonds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	14,994	12,584
Corporate bonds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Corporate bonds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	10,148	8,013
Corporate bonds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	4,846	4,571
Asset-backed securities [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	3,451	4,779
Asset-backed securities [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	3,451	4,779
Asset-backed securities [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	2,053	3,135
Asset-backed securities [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Asset-backed securities [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	2,053	3,060
Asset-backed securities [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	75	74
Commingled funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	63,693	62,703
Commingled funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	63,693	62,703
Commingled funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	50,517	45,655
Commingled funds [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commingled funds [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	49,987	45,127
Commingled funds [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	530	528	849
Commodity funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	1,991	1,638
Commodity funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Commodity funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	1,991	1,638
Commodity funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	19,888	21,337
Private equity [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Private equity [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	19,888	21,337	23,028
Hedge funds [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	43,688	51,498
Hedge funds [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Hedge funds [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Hedge funds [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	43,688	51,498	40,443
Real estate [Member] | Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	1,533	1,655
Real estate [Member] | Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate [Member] | Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate [Member] | Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	1,533	1,655	2,606
Insurance contracts [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	6,718	6,166
Insurance contracts [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Insurance contracts [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	6,718	6,166
Insurance contracts [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	0	0
Real estate and other [Member] | Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	5,328	4,473
Real estate and other [Member] | Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	45	653
Real estate and other [Member] | Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	1,510	43
Real estate and other [Member] | Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	3,773	3,777	4,085
Japanese Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	150,843	148,160
Foreign Plans [Member] | Level 1 [Member]
Fair values of of assets
Fair values of the assets held	34,178	36,085
Japanese Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	320,696	293,051
Foreign Plans [Member] | Level 2 [Member]
Fair values of of assets
Fair values of the assets held	97,060	89,190
Japanese Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	65,109	74,490	66,077
Foreign Plans [Member] | Level 3 [Member]
Fair values of of assets
Fair values of the assets held	9,149	8,951	5,008
Japanese Plans [Member]
Fair values of of assets
Fair values of the assets held	536,648	515,701	443,977
Foreign Plans [Member]
Fair values of of assets
Fair values of the assets held	¥ 140,387	¥ 134,226	¥ 98,739

Pension and Severance Plans (Details 6) (JPY ¥) In Millions	Mar. 31, 2011 Asset-backed securities [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Asset-backed securities [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Asset-backed securities [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Asset-backed securities [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Commingled funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Commingled funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Commingled funds [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Commingled funds [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Private equity [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Private equity [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Hedge funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Hedge funds [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Real estate [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Real estate [Member] Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Real estate and other [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Real estate and other [Member] Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2010 Japanese Plans [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Plans [Member] Available-for sale securities, Debt securities, Foreign corporate bonds [Member] Level 3 [Member]	Mar. 31, 2010 Foreign Plans [Member] Available-for sale securities, Debt securities, Foreign corporate bonds [Member] Level 3 [Member]	Mar. 31, 2011 Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2010 Foreign Plans [Member] Level 3 [Member]	Mar. 31, 2011 Private equity [Member] Japanese Plans [Member]	Mar. 31, 2010 Private equity [Member] Japanese Plans [Member]	Mar. 31, 2011 Hedge funds [Member] Japanese Plans [Member]	Mar. 31, 2010 Hedge funds [Member] Japanese Plans [Member]	Mar. 31, 2011 Real estate [Member] Japanese Plans [Member]	Mar. 31, 2010 Real estate [Member] Japanese Plans [Member]	Mar. 31, 2011 Asset-backed securities [Member] Japanese Plans [Member]	Mar. 31, 2010 Asset-backed securities [Member] Japanese Plans [Member]	Mar. 31, 2011 Asset-backed securities [Member] Foreign Plans [Member]	Mar. 31, 2010 Asset-backed securities [Member] Foreign Plans [Member]	Mar. 31, 2011 Commingled funds [Member] Japanese Plans [Member]	Mar. 31, 2010 Commingled funds [Member] Japanese Plans [Member]	Mar. 31, 2011 Commingled funds [Member] Foreign Plans [Member]	Mar. 31, 2010 Commingled funds [Member] Foreign Plans [Member]	Mar. 31, 2011 Real estate and other [Member] Foreign Plans [Member]	Mar. 31, 2010 Real estate and other [Member] Foreign Plans [Member]	Mar. 31, 2011 Japanese Plans [Member]	Mar. 31, 2010 Japanese Plans [Member]	Mar. 31, 2009 Japanese Plans [Member]	Mar. 31, 2011 Foreign Plans [Member]	Mar. 31, 2010 Foreign Plans [Member]	Mar. 31, 2009 Foreign Plans [Member]
Changes in the fair values and foreign plans'
Fair value of plan assets at beginning of the fiscal year	¥ 0	¥ 0	¥ 75	¥ 74	¥ 0	¥ 0	¥ 528	¥ 849	¥ 21,337	¥ 23,028	¥ 51,498	¥ 40,443	¥ 1,655	¥ 2,606	¥ 3,777	¥ 4,085	¥ 74,490	¥ 66,077	¥ 4,571	¥ 0	¥ 8,951	¥ 5,008	¥ 19,888	¥ 21,337	¥ 43,688	¥ 51,498	¥ 1,533	¥ 1,655	¥ 3,451	¥ 4,779	¥ 2,053	¥ 3,135	¥ 63,693	¥ 62,703	¥ 50,517	¥ 45,655	¥ 5,328	¥ 4,473	¥ 536,648	¥ 515,701	¥ 443,977	¥ 140,387	¥ 134,226	¥ 98,739
Return on assets held at end of year			0	14			9	5	(1,449)	(1,691)	2,467	79	(122)	(951)	490	23	896	(2,563)	503	302	1,002	344
Return on assets sold during the year			5								(436)					(89)	(436)				5	(89)
Purchases, sales, and settlements, net			(72)	(9)				(288)			(9,841)	10,976			(159)	(95)	(9,841)	10,976	260	4,269	29	3,877
Other				(4)				(38)								(147)						(189)
Other			(8)				(7)								(335)				(488)		(838)
Fair value of plan assets at end of the fiscal year	0	0	0	75	0	0	530	528	19,888	21,337	43,688	51,498	1,533	1,655	3,773	3,777	65,109	74,490	4,846	4,571	9,149	8,951	19,888	21,337	43,688	51,498	1,533	1,655	3,451	4,779	2,053	3,135	63,693	62,703	50,517	45,655	5,328	4,473	536,648	515,701	443,977	140,387	134,226	98,739
Summary of expected future benefit payments
2012																																							24,690			10,620
2013																																							26,321			9,663
2014																																							28,653			10,597
2015																																							31,571			10,348
2016																																							34,355			10,759
2017 - 2021																																							¥ 199,824			¥ 62,305

Pension and severance Plans (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pension and severance plans (Textuals) [Abstract]
Percentage of the indemnities under existing regulations to employees covered by defined benefits	65.00%
Adjustments of beginning retained earnings			¥ 668,000,000
Adjustments of accumulated other comprehensive income			630,000,000
Expected Amortization of Net actuarial loss from accumulated other comprehensive income in next fiscal Year	13,454,000,000
Expected Amortization of Prior service cost from accumulated other comprehensive income in next fiscal Year	10,761,000,000
Expected Amortization of Transition obligation asset from accumulated other comprehensive income in next fiscal Year	79,000,000
Commingled funds [Member] | Japanese Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	39.00%	38.00%
Percentage of investments in fixed income securities for the pension plans	58.00%	57.00%
Percentage of investments in other investments for the pension plans	3.00%	5.00%
Japanese Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	28.00%
Percentage of investments in fixed income securities for the pension plans	58.00%
Percentage of investments in other investments for the pension plans	14.00%
Expected contribution in defined benefit pension plans	35,000,000,000
Foreign Plans [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	54.00%
Percentage of investments in fixed income securities for the pension plans	34.00%
Percentage of investments in other investments for the pension plans	12.00%
Expected contribution in defined benefit pension plans	11,000,000,000
Pension and severance plans (Textuals) [Abstract]
Expected Amortization of Transition obligation asset from accumulated other comprehensive income in next fiscal Year	¥ 20,000,000	¥ 67,000,000	¥ 212,000,000
Japanese equity securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	64.00%	62.00%
Foreign Equity securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in equity securities for the pension plans	36.00%	38.00%
Japanese national and local governments [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in fixed income securities for the pension plans	65.00%	63.00%
Foreign Government Debt Securities [Member]
Additional pension and severance plans (Textuals) [Abstract]
Percentage of investments in fixed income securities for the pension plans	35.00%	37.00%

Stockholders' equity (Details) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Changes in the number of shares of common stock issued and outstanding
Common stock, shares issued, beginning balance	1,004,571,464	1,004,535,364	1,004,443,364
Exercise of stock acquisition rights	65,200	36,100	92,000
Common stock, shares issued, ending balance	1,004,636,664	1,004,571,464	1,004,535,364
Unrealized gains (losses) on securities, net -
Unrealized holding gains (losses) arising during the period, Pre-tax	¥ (42,311)	¥ 74,501	¥ (105,145)
Unrealized holding gains (losses) arising during the period, Tax	12,996	(22,469)	40,198
Unrealized holding gains (losses) arising during the period, Net-of-tax	(25,445)	33,502	(48,207)
Less : Reclassification adjustment included in net income, Pre-tax	21,548	(1,896)	11,306
Less : Reclassification adjustment included in net income, Tax	(8,104)	661	(3,958)
Less : Reclassification adjustment included in net income, Net-of-tax	13,444	(1,235)	7,348
Unrealized gains (losses) on derivative instruments, net -
Unrealized holding gains (losses) arising during the period, Pre-tax	(662)	2,040	(2,988)
Unrealized holding gains (losses) arising during the period, Tax	52	(415)	1,059
Unrealized holding gains (losses) arising during the period, Net-of-tax	(610)	1,625	(1,929)
Less : Reclassification adjustment included in net income, Pre-tax	(785)	(566)	5,335
Less : Reclassification adjustment included in net income, Tax	(158)	489	(1,619)
Less : Reclassification adjustment included in net income, Net-of-tax	(943)	(77)	3,716
Pension liability adjustment, Pre-tax	3,164	45,767	(127,222)
Pension liability adjustment, Tax	(6,463)	(22,074)	51,527
Pension liability adjustment, Net-of-tax	(3,176)	23,720	(74,517)
Foreign currency translation adjustments -
Translation adjustments arising during the period, Pre-tax	(118,840)	4,583	(250,085)
Translation adjustments arising during the period, Tax	1,256	(22)	1,854
Translation adjustments arising during the period, Net-of-tax	(117,584)	4,561	(248,231)
Less : Reclassification adjustment included in net income, Pre-tax	(832)	2,289	534
Less : Reclassification adjustment included in net income, Tax	0	0	0
Less : Reclassification adjustment included in net income, Net-of-tax	(832)	2,289	534
Other comprehensive income (loss), Pre-tax	(138,718)	126,718	(468,265)
Other comprehensive income (loss), Tax	(421)	(43,830)	89,061
Other comprehensive income (loss), Net-of-tax	¥ (135,146)	¥ 64,385	¥ (361,286)

Stockholders' equity (Details Textuals) (JPY ¥) In Millions, except Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stockholders' equity (Textuals) [Abstract]
Common stock to be issued on conversion or exercise of convertible bonds and stock acquisition rights	20,480,400
Common stock acquired during fiscal year by the resolution of the Board of Directors	0	0	0
Retained earnings available for dividends to shareholders	¥ 502,815
Undistributed earnings of affiliated companies accounted for by equity method investment	30,809	16,034
Gain (loss) due to foreign currency translation adjustments transferred from OCI to net income	¥ 832	¥ (2,289)	¥ (534)

Stock-based compensation plans (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Weighted-average assumptions, used to determine the fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense
Risk-free interest rate	1.60%	2.08%	2.07%
Expected lives	6.64	6.49	6.23
Expected volatility	35.74%	33.70%	33.35%
Expected dividends	0.83%	0.99%	1.29%

Stock-based compensation plans (Details 1) (Stock Acquisition Rights Plan [Member], JPY ¥)	12 Months Ended
Mar. 31, 2011
Stock Acquisition Rights Plan [Member]
Summary of restricted stock rights activity
Number of Shares, Outstanding at beginning of the fiscal year	15,214,400
Weighted-average exercise price, Outstanding at beginning of the fiscal year	¥ 3,743
Number of Shares, Granted	2,334,600
Weighted-average exercise price, Granted	¥ 2,985
Number of Shares, Exercised	(65,200)
Weighted-average exercise price, Exercised	2,653
Number of Shares, Forfeited or expired	(472,400)
Weighted-average exercise price, Forfeited or expired	¥ 3,540
Number of Shares, Outstanding at end of the fiscal year	17,011,400
Number of Shares, Exercisable at end of the fiscal year	12,184,000
Weighted-average exercise price, Outstanding at end of the fiscal year	¥ 3,458
Weighted-average exercise price, Exercisable at end of the fiscal year	¥ 3,739
Weighted-average remaining life, Outstanding at end of the fiscal year	6.2
Weighted-average remaining life, Exercisable at end of the fiscal year	5.1
Total Intrinsic Value, Outstanding at end of the fiscal year	523,000,000
Total Intrinsic Value, Exercisable at end of the fiscal year	¥ 211,000,000

Stock-based compensation plans (Details 2) (Convertible Bond Plan [Member], JPY ¥)	12 Months Ended
Mar. 31, 2011
Convertible Bond Plan [Member]
Summary of the convertible bond plan
Beginning balance, shares outstanding	1,621,500
Forfeited or expired, shares	(1,073,000)
Ending balance, shares outstanding	548,500
Ending balance, shares exercisable	548,500
Beginning balance, weighted-average exercise price, outstanding	¥ 9,099
Weighted-average exercise price, forfeited or expired	¥ 10,208
Ending balance, weighted-average exercise price, outstanding	6,931
Ending balance, weighted-average exercise price, exercisable	¥ 6,931
Weighted-average remaining life, Outstanding at end of the fiscal year	1
Weighted-average remaining life, Exercisable at end of the fiscal year	1
Ending balance, total intrinsic value outstanding	0
Total Intrinsic Value, Exercisable at end of the fiscal year	¥ 0

Stock-based compensation plans (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Stock Based Compensation Plans (Additional Textuals) [Abstract]
Number of shares to be issued on conversion of each Bond	100
Stock-based compensation expense	¥ 1,952,000,000	¥ 2,202,000,000	¥ 3,446,000,000
Stock-based compensation expense related to income tax benefit	322,000,000	271,000,000	543,000,000
Total cash received from stock-based compensation plans	198,000,000	114,000,000	378,000,000
Stock Acquisition Rights Plan [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Stock acquisition rights, vesting period	3 years
Stock acquisition rights, maximum exercisable period	10 years
Weighted-average fair value per share of stock acquisition rights granted	¥ 1,036	¥ 813	¥ 398
Total intrinsic value of shares exercised under stock acquisition rights plan	26,000,000	20,000,000	95,000,000
Nonvested Stock Acquisition Rights [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Total unrecognized compensation expense related to nonvested stock acquisition rights	2,358,000,000
Weighted-average period of total unrecognized compensation expense related to nonvested stock acquisition rights	1.99
Total fair value of stock acquisition rights vested	1,921,000,000	2,136,000,000	3,333,000,000
Stock Appreciation Rights [Member]
Stock Based Compensation Plans (Textuals) [Abstract]
Stock acquisition rights, vesting period	3 years
Stock acquisition rights, maximum exercisable period	10 years
Number of stock appreciation rights outstanding	45,425
Weighted-average exercise price of stock appreciation rights	¥ 5,120

Great East Japan Earthquake (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Great East Japan Earthquake (Textuals) [Abstract]
Incremental losses and expenses including repair, removal and cleaning costs directly related to the damage caused by the disaster	¥ 10,897
Disposal or impairments of fixed assets	7,668
Other loss and expenses	11,821
Insurance policies for damages	13,000
Property and casualty [Member]
Great East Japan Earthquake (Textuals) [Abstract]
Recovery from insurance claim	¥ 10,841

Restructuring Charges And Asset Impairments (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Changes in accrued restructuring charges
Restructuring charges, beginning balance	¥ 36,180	¥ 65,274	¥ 16,562
SME acquisition			11,617
Restructuring costs	62,318	116,472	75,390
Non-cash charges	(8,294)	(31,928)	(10,182)
Cash payments	(66,607)	(110,557)	(27,060)
Adjustments	(3,038)	(3,081)	(1,053)
Restructuring charges, ending balance	20,559	36,180	65,274
Employee termination benefits [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	27,218	53,813	10,893
SME acquisition			8,980
Restructuring costs	38,264	65,133	56,385
Cash payments	(47,521)	(88,803)	(21,900)
Adjustments	(2,376)	(2,925)	(545)
Restructuring charges, ending balance	15,585	27,218	53,813
Non-cash write-downs and disposals [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	0	0	0
Restructuring costs	8,294	31,928	10,182
Non-cash charges	(8,294)	(31,928)	(10,182)
Restructuring charges, ending balance	0	0	0
Other associated costs [Member]
Changes in accrued restructuring charges
Restructuring charges, beginning balance	8,962	11,461	5,669
SME acquisition			2,637
Restructuring costs	15,760	19,411	8,823
Cash payments	(19,086)	(21,754)	(5,160)
Adjustments	(662)	(156)	(508)
Restructuring charges, ending balance	¥ 4,974	¥ 8,962	¥ 11,461

Restructuring Charges And Asset Impairment (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cost incurred in restructuring program by segment
Total net charges	¥ 62,318	¥ 116,472	¥ 75,390
Consumer, Professional & Devices [Member]
Cost incurred in restructuring program by segment
Total net charges	38,018	68,640	53,732
Networked Products & Services [Member]
Cost incurred in restructuring program by segment
Total net charges	7,021	3,682	3,062
Pictures [Member]
Cost incurred in restructuring program by segment
Total net charges	2,722	5,605	4,908
Music [Member]
Cost incurred in restructuring program by segment
Total net charges	2,662	5,225	6,337
Financial Services [Member]
Cost incurred in restructuring program by segment
Total net charges	5,010	5,078	789
All Other and Corporate [Member]
Cost incurred in restructuring program by segment
Total net charges	¥ 6,885	¥ 28,242	¥ 6,562

Restructuring Charges and Asset Impairment (Details Textuals) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Depreciation associated with restructured assets		¥ 4,751,000,000	¥ 7,851,000,000
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Total net charges		62,318,000,000	116,472,000,000	75,390,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		62,318,000,000	116,472,000,000	75,390,000,000
Anticipation of restructuring charges	25,000,000,000
Depreciation associated with restructured assets		4,751,000,000	7,851,000,000
Consumer, Professional & Devices [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			27,100,000,000
Total net charges		38,018,000,000	68,640,000,000	53,732,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		38,018,000,000	68,640,000,000	53,732,000,000
Consumer, Professional & Devices [Member] | Retirement programs [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring charges related to employee termination benefits		25,345,000,000	39,821,000,000	42,018,000,000
Consumer, Professional & Devices [Member] | Realignment of manufacturing operations [Member]
Segment Reporting Information [Line Items]
Depreciation associated with restructured assets			5,622,000,000
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			8,859,000,000
Gain loss on disposal or impairment of assets			3,716,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Depreciation associated with restructured assets			5,622,000,000
Consumer, Professional & Devices [Member] | Sales and transfers of manufacturing operation [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring charges related to personnel related costs and disposal or impairment of assets		11,583,000,000
Consumer, Professional & Devices [Member] | Asset-impairment of TFT LCD related fixed assets [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			7,832,000,000
Consumer, Professional & Devices [Member] | Asset-impairment of OLED related equipment [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Impairment of fixed assets			5,265,000,000
Pictures [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		2,562,000,000
Total net charges		2,722,000,000	5,605,000,000	4,908,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		2,722,000,000	5,605,000,000	4,908,000,000
Music [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		4,641,000,000
Total net charges		2,662,000,000	5,225,000,000	6,337,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		2,662,000,000	5,225,000,000	6,337,000,000
Music [Member] | Restructuring liabilities related to the SONY BMG acquisition [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Restructuring liabilities related to Sony's acquisition of Bertelsmann				8,884,000,000
Severance costs related to Sony's acquisition of Bertelsmann				6,517,000,000
Lease, other contract termination and other exit costs related to Sony's acquisition of Bertelsmann				2,367,000,000
Additional restructuring accruals				2,733,000,000
Additional restructuring accruals severance benefits				2,463,000,000
Additional restructuring accruals severance benefits lease, other contract termination and other exit costs				270,000,000
Additional restructuring liabilities recorded as a reduction to the goodwill			1,557,000,000
Approximate share in joint venture under equity method				50.00%
Financial Services [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		1,745,000,000
Total net charges		5,010,000,000	5,078,000,000	789,000,000
Restructuring charges related to financial service expense		3,371,000,000	3,718,000,000
Gain (loss) on sale, disposal or impairment of assets		1,639,000,000	1,360,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		5,010,000,000	5,078,000,000	789,000,000
All Other and Corporate [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Total net charges		6,885,000,000	28,242,000,000	6,562,000,000
Restructuring Charges And Asset Impairments (Additional Textuals) [Abstract]
Total Restructuring Charges		6,885,000,000	28,242,000,000	6,562,000,000
All Other and Corporate [Member] | Realignment of manufacturing operations in Japan [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			4,900,000,000
Remaining liability for restructuring charges		0
Gain (loss) on sale, disposal or impairment of assets			862,000,000
Restructuring charges related to personnel related costs and disposal or impairment of assets			6,041,000,000
Non-cash charges related to depreciation associated with restructured assets			553,000,000
All Other and Corporate [Member] | Withdrawal from property lease contract [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Remaining liability for restructuring charges		0
Termination payments recorded in cost of sales			6,495,000,000
All Other and Corporate [Member] | Corporate restructuring charges related to headquarters [Member]
Restructuring Charges And Asset Impairments (Textuals) [Abstract]
Employee termination benefits recorded in selling, general and administrative expense			5,897,000,000
Remaining liability for restructuring charges		¥ 0

Research and Development Costs Advertising Costs and Shipping and Handling Costs (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Costs Advertising Costs and Shipping and Handling Costs (Textuals) [Abstract]
Research and development costs	¥ 426,814	¥ 432,001	¥ 497,297
Advertising costs included in selling, general and administrative expenses	396,425	383,540	436,412
Shipping and handling costs for finished goods	¥ 91,926	¥ 83,622	¥ 120,175

Income Taxes (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 143,917	¥ 45,290	¥ (4,453)
Foreign subsidiaries	61,096	(18,378)	(170,502)
Income (loss) before income taxes	205,013	26,912	(174,955)
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	60,514	42,723	34,631
Foreign subsidiaries	57,404	5,975	45,890
Income taxes - Current	117,918	48,698	80,521
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	365,665	(25,589)	(105,211)
Foreign subsidiaries	(58,244)	(9,151)	(48,051)
Income taxes - Deferred	307,421	(34,740)	(153,262)
Income taxes, Net	¥ 425,339	¥ 13,958	¥ (72,741)

Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate
Statutory tax rate	41.00%	41.00%	(41.00%)
Non-deductible expenses	1.30%	10.30%	1.90%
Income tax credits	(2.00%)	(18.00%)	11.40%
Change in valuation allowances	174.50%	4.70%	12.90%
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	1.50%	5.80%	(31.80%)
Lower tax rate applied to life and non-life insurance business in Japan	(2.80%)	(30.30%)	0.80%
Foreign income tax differential	(10.50%)	(17.60%)	0.50%
Adjustments to tax accruals and reserves	4.50%	16.20%	(7.30%)
Effect of equity in net income (loss) of affiliated companies	(2.80%)	46.00%	5.90%
Other	2.80%	(6.20%)	5.10%
Effective income tax rate	207.50%	51.90%	(41.60%)

Income Taxes (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred tax assets
Operating loss carryforwards for tax purposes	¥ 316,856	¥ 242,172
Accrued pension and severance costs	103,674	130,508
Film costs	16,405	22,683
Warranty reserves and accrued expenses	69,240	74,528
Future insurance policy benefits	26,177	21,810
Accrued bonus	24,825	22,764
Inventory	35,989	31,608
Depreciation	35,128	37,553
Tax credit carryforwards	74,284	70,737
Reserve for doubtful accounts	8,404	9,243
Impairment of investments	33,743	42,948
Deferred revenue in the Pictures segment	19,254	17,579
Other	140,745	136,363
Gross deferred tax assets	904,724	860,496
Less: Valuation allowance	(463,702)	(117,486)
Total deferred tax assets	441,022	743,010
Deferred tax liabilities
Insurance acquisition costs	(155,073)	(151,548)
Unbilled accounts receivable in the Pictures segment	(40,469)	(42,421)
Unrealized gains on securities	(33,101)	(38,792)
Intangible assets acquired through stock exchange offerings	(32,136)	(32,456)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(46,261)	(44,717)
Other	(109,903)	(96,674)
Gross deferred tax liabilities	(416,943)	(406,608)
Net deferred tax assets	¥ 24,079	¥ 336,402

Income Taxes (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net deferred tax assets included in the consolidated balance sheets
Current assets - Deferred income taxes	¥ 133,059	¥ 197,598
Other assets - Deferred income taxes	239,587	403,537
Current liabilities - Other	(42,340)	(28,212)
Long-term liabilities - Deferred income taxes	(306,227)	(236,521)
Net deferred tax assets	24,079	336,402
Reconciliation of unrecognized tax benefit
Balance at beginning of the fiscal year	229,228	276,627	282,098
Reductions for tax positions of prior years	(39,005)	(38,450)	(23,585)
Additions for tax positions of prior years	19,947	4,816	11,164
Additions based on tax positions related to the current year	41,201	10,873	68,848
Settlements	(1,478)	(5,921)	(13,267)
Lapse in statute of limitations	(7,770)	(1,506)	(921)
Foreign currency translation adjustments	(17,003)	(17,211)	(47,710)
Balance at end of the fiscal year	225,120	229,228	276,627
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 87,497	¥ 76,125	¥ 72,008

Income Taxes (Details Textuals) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes (Textuals) [Abstract]
Net increase (decrease) in total valuation allowance	¥ 346,216	¥ 282	¥ 21,197
Deferred income taxes not provided on undistributed on foreign subsidiaries and corporate joint ventures	1,056,601
Operating loss carryforwards for tax purposes	316,856	242,172
Tax loss carryforwards with no expiration period	62,720
Expiration of remaining operating loss carryforwards	Substantially all of the total operating loss carryforwards expire at various periods between the fiscal years ending March 31, 2012 and 2018, and the remaining amounts expire in periods up to 20 years depending on the jurisdiction
Tax credit carryforwards for tax purposes	74,284
Tax credit carryforwards with no expiration period	12,736
Expiration dates for remaining tax credit carryforwards	up to 10 years
Liabilities recorded for the payments of interest	14,523	10,911
Liabilities recorded for the payments of penalties	4,407	4,668
Interest expense recorded	3,612	4,707	(1,956)
Penalties recorded	(261)	1,565	(389)
Period in which amount of unrecognized tax benefits is expected to change	Next 12 months
Additional valuation allowance recorded on deferred tax assets at Sony Corporation and its national tax filing group in Japan	362,316
Sony Computer Entertainment America Inc. [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Computer Entertainment Europe Limited [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Europe Limited [Member]
Income Taxes (Textuals) [Abstract]
Number of cumulative pre-tax loss position of Sony Corporation, Sony Computer Entertainment America Inc., Sony Computer Entertainment Europe Limited and Sony Europe Ltd. each	3 years
Sony Music Entertainment (Japan) Inc. [Member]
Income Taxes (Textuals) [Abstract]
Gain on subsidiary's sale of stock	¥ 61,544
Japan [Member]
Income Taxes (Textuals) [Abstract]
Number of tax years under examinations	from 2004 through 2010
Foreign Country [Member]
Income Taxes (Textuals) [Abstract]
Number of tax years under examinations	from 1998 through 2010

Reconciliation of The Differences Between Basic and Diluted EPS (Details) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of the differences between basic and diluted EPS
Net loss attributable to Sony Corporation's stockholders	¥ (259,585)	¥ (40,802)	¥ (98,938)
Weighted-average shares outstanding	1,003,559	1,003,520	1,003,499
Effect of dilutive securities:
Stock acquisition rights	0
Convertible bonds	0
Weighted-average shares for diluted EPS computation	1,003,559	1,003,520	1,003,499
Basic EPS	¥ (258.66)	¥ (40.66)	¥ (98.59)
Diluted EPS	¥ (258.66)	¥ (40.66)	¥ (98.59)
Reconciliation of The Differences Between Basic and Diluted EPS (Textuals) [Abstract]
Potential shares of common stock upon the exercise of warrants and stock acquisition rights excluded from the computation of diluted EPS	19,383	17,600	13,553

Variable interest entities (Details) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	May 31, 2011	Mar. 31, 2008 JPY ( ¥)	Jan. 31, 2010 Mexican Subsidiary [Member] JPY ( ¥)	Mar. 31, 2010 Mexican Subsidiary [Member] JPY ( ¥)	Jan. 31, 2009 Mexican Subsidiary [Member] JPY ( ¥)	Mar. 31, 2011 Subsidiaries [Member] USD ( $)	Mar. 31, 2011 Subsidiaries [Member] JPY ( ¥)	Mar. 31, 2011 Variable Interest Entity, Not the Primary Beneficiary [Member] USD ( $)	Mar. 31, 2011 Variable Interest Entity, Not the Primary Beneficiary [Member] JPY ( ¥)	Mar. 31, 2011 Variable Interest Entity [Member] USD ( $)	Mar. 31, 2011 Variable Interest Entity [Member] JPY ( ¥)	Mar. 31, 2011 Variable Interest Entity [Member] Guarantee of Indebtedness of Others [Member] USD ( $)	Mar. 31, 2011 Variable Interest Entity [Member] Market Value Guarantee [Member] USD ( $)	Mar. 31, 2011 Sony's U.S. based music publishing subsidiary [Member] JPY ( ¥)
Assets [Abstract]
Cash and cash equivalents	¥ 1,014,412	¥ 1,191,608	¥ 660,789		¥ 1,086,431												¥ 4,862
Account receivables, net																	227
Other current assets																	20,603
Property, plant and equipment, net	924,868	1,007,951												14,837			863
Intangibles, net	391,122	378,917															57,895
Goodwill	469,005	438,869	443,958														12,689
Other	460,054	475,985															7,574
Total assets	12,924,988	12,866,114												104,713			104,713
Liabilities [Abstract]
Accounts payable and accrued expenses																	32,034
Other current liabilities	430,488	376,340															2,619
Other	226,952	188,088															1,893
Total liabilities	9,969,086	9,580,559												36,546			36,546
Variable Interest Entities (Textuals) [Abstract]
Maximum sale price to obligate company for shortfall													255
Absolute amount company obligated to pay for minimum guarantee																214
Value of building for purchase during lease term													255
Property, plant and equipment, net	924,868	1,007,951												14,837			863
Long-term debt														21,236
Guaranteed annual dividend for third party investor													17.5
Guarantee for minimum offer to creditor of third party investor															303
Ownership interest of third party investors in music publishing subsidiary													50.00%	50.00%
Minimum fair value of assets held by trust													303
Total assets	12,924,988	12,866,114												104,713			104,713
Total liabilities	9,969,086	9,580,559												36,546			36,546
Joint venture agreement for acquiring international distribution rights											12
Purchase commitment excluding long term commitment quantity acquired				12
Amount of financing capitalized for joint venture agreement											406
Amount of financing contributed by subsidiary determined as primary beneficiary											11
Amount of financing contributed by unrelated third party investors											95
Amount of financing funded through bank credit facility											300
Film costs related to international distribution rights acquired from VIE										67
Participation liabilities due to VIE										1,098
Number of films to be financed under two agreements with VIEs									19
Amount received under two agreements with VIEs to fund production or acquisition cost of films									565
Commitment received from third VIE to fund production or acquisition cost of films on revolving basis									525
Number of films released										18
Amount funded by third VIE									554
Ownership interest sold in subsidiary						90.00%
Sold other assets including machinery and equipment	18,743	15,671	153,439			4,520
Sold inventories								5,619
Received in connection with sale of controlling interest in subsidiary							11,189
Loss in connection with sale of controlling interest in subsidiary							1,664
Accounts receivable-non trade												21,953
Accounts payable												¥ 20,853

Acquisitions (Details) (JPY ¥) In Millions	Oct. 01, 2008
Purchase price allocation summary
Notes and accounts receivable, net	¥ 57,670
Capitalized artist advances - short-term	23,958
Other current assets	58,623
Capitalized artist advances - long-term	17,174
Intangibles, net	109,085
Goodwill	94,605
Other noncurrent assets	37,293
Total assets	398,408
Accrued royalties	132,195
Other current liabilities	124,159
Accrued pension and severance costs	23,428
Other noncurrent liabilities	27,139
Total liabilities	306,921
Total	91,487
Assets and liabilities recorded at historical carryover basis [Member]
Purchase price allocation summary
Notes and accounts receivable, net	28,835
Capitalized artist advances - short-term	11,979
Other current assets	33,711
Capitalized artist advances - long-term	8,587
Intangibles, net	12,827
Goodwill	30,319
Other noncurrent assets	14,418
Total assets	140,676
Accrued royalties	66,151
Other current liabilities	60,744
Accrued pension and severance costs	11,661
Other noncurrent liabilities	8,057
Total liabilities	146,613
Total	(5,937)
Acquired assets and liabilities recorded at fair value [Member]
Purchase price allocation summary
Notes and accounts receivable, net	28,835
Capitalized artist advances - short-term	11,979
Other current assets	25,443
Capitalized artist advances - long-term	8,587
Intangibles, net	96,258
Goodwill	72,935
Other noncurrent assets	15,159
Total assets	259,196
Accrued royalties	66,044
Other current liabilities	64,879
Accrued pension and severance costs	11,767
Other noncurrent liabilities	19,082
Total liabilities	161,772
Total	97,424
Total (as of October 1, 2008) [Member]
Purchase price allocation summary
Notes and accounts receivable, net	57,670
Capitalized artist advances - short-term	23,958
Other current assets	59,154
Capitalized artist advances - long-term	17,174
Intangibles, net	109,085
Goodwill	103,254
Other noncurrent assets	29,577
Total assets	399,872
Accrued royalties	132,195
Other current liabilities	125,623
Accrued pension and severance costs	23,428
Other noncurrent liabilities	27,139
Total liabilities	308,385
Total	91,487
Adjustments [Member]
Purchase price allocation summary
Notes and accounts receivable, net	0
Capitalized artist advances - short-term	0
Other current assets	(531)
Capitalized artist advances - long-term	0
Intangibles, net	0
Goodwill	(8,649)
Other noncurrent assets	7,716
Total assets	(1,464)
Accrued royalties	0
Other current liabilities	(1,464)
Accrued pension and severance costs	0
Other noncurrent liabilities	0
Total liabilities	(1,464)
Total	¥ 0

Acquisitions (Details 1) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2009	Oct. 01, 2008
Composition of intangible assets
Total		¥ 109,085
Weighted-average amortization period		22
Combined results of operations of Sony and GSN
Net sales	7,266,265
Operating loss	(234,724)
Net loss attributable to Sony Corporation's stockholders	(104,614)
Net loss attributable to Sony Corporation's stockholders
Basic EPS	¥ (104.25)
Diluted EPS	¥ (104.25)
Music Catalogs [Member] | Historical Value [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		10,283
Historical Value [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		12,827
Total		12,827
Historical Value [Member] | Artist Contracts [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		2,014
Historical Value [Member] | Other [Member]
Composition of intangible assets
Intangibles recorded at the historical carryover basis		530
Music Catalogs [Member] | Fair Value [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		77,706
Fair Value [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		96,258
Total		96,258
Fair Value [Member] | Artist Contracts [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		15,160
Fair Value [Member] | Other [Member]
Composition of intangible assets
Acquired intangibles recorded at fair value		3,392
Music Catalogs [Member]
Composition of intangible assets
Total		87,989
Weighted-average amortization period		25
Artist Contracts [Member]
Composition of intangible assets
Total		17,174
Weighted-average amortization period		10
Other [Member]
Composition of intangible assets
Total		¥ 3,922
Weighted-average amortization period		5

Acquisitions (Details 2) (JPY ¥) In Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Preliminary fair value assigned to the assets and liabilities
Intangibles	¥ 46,749
Goodwill		47,847	13,425
GSN [Member]
Preliminary fair value assigned to the assets and liabilities
Cash and cash equivalents	4,039
Notes and accounts receivable, trade	3,089
Prepaid expenses and other current assets	395
Film costs	4,178
Property, plant and equipment	220
Intangibles	46,749
Goodwill	46,432
Other noncurrent assets	38
Total assets	105,140
Notes and accounts payable, trade	970
Accounts payable, other and accrued expenses	4,131
Other current liabilities	59
Other noncurrent liabilities	1,683
Total liabilities	6,843
Redeemable noncontrolling interest	18,779
Noncontrolling interest	40,728
Total	¥ 38,790

Acquisitions (Details 3) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011
Intangible assets
Intangible having an indefinite life Trademarks	¥ 8,889
Total intangibles	46,749
Television carriage agreements (broadcasting agreements) [Member]
Intangible assets
Acquired intangibles recorded at fair value	33,698
Weighted-average amortization period	20	20
Other [Member]
Intangible assets
Acquired intangibles recorded at fair value	¥ 4,162
Weighted-average amortization period	1

Acquisitions (Details 4) (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2009	Mar. 31, 2011 Sony and GSN [Member]	Mar. 31, 2010 Sony and GSN [Member]
Combined results of operations of Sony and GSN
Net sales	¥ 7,266,265	¥ 6,325,310	¥ 6,313,222
Operating income (loss)	(234,724)	199,445	60,685
Net loss attributable to Sony Corporation's stockholders	¥ (104,614)	¥ (259,731)	¥ (33,655)
Net loss attributable to Sony Corporation's stockholders
Basic EPS	¥ (104.25)	¥ (258.81)	¥ (33.54)
Diluted EPS	¥ (104.25)	¥ (258.81)	¥ (33.54)

Acquisitions (Details Textuals) In Millions, unless otherwise specified	Oct. 01, 2008 JPY ( ¥)	Mar. 31, 2009 Gracenote, Twowaytraffic, and Other [Member] JPY ( ¥)	Oct. 01, 2008 Assets and liabilities recorded at the historical carryover basis [Member]	Oct. 01, 2008 Acquired assets and liabilities recorded at fair value [Member]	Aug. 31, 2004 Sony BMG Acquisition [Member]	Mar. 31, 2010 Sony BMG Acquisition [Member] JPY ( ¥)	Mar. 31, 2011 Sony BMG Acquisition [Member]	Oct. 01, 2008 Sony BMG Acquisition [Member] JPY ( ¥)	Mar. 31, 2011 Other Acquisitions [Member] JPY ( ¥)	Mar. 31, 2010 Other Acquisitions [Member] JPY ( ¥)	Mar. 31, 2009 Other Acquisitions [Member] JPY ( ¥)	Mar. 31, 2009 Gracenote [Member] JPY ( ¥)	Mar. 31, 2009 2waytraffic [Member] JPY ( ¥)	Mar. 31, 2011 GSN [Member] JPY ( ¥)	Apr. 30, 2009 GSN [Member] JPY ( ¥)	Mar. 31, 2011 GSN [Member] USD ( $)	Mar. 31, 2011 GSN [Member] JPY ( ¥)
Acquisitions (Textuals) [Abstract]
Equity interest under the equity method							0.5	0.5
SONY BMG Joint venture share					between Sony and Bertelsmann 50/50
Total acquisition cost								¥ 97,424	¥ 2,884	¥ 17,616	¥ 95,458	¥ 27,521	¥ 38,176
Cash consideration for acquisition								95,410				27,108	24,369
Transaction costs for acquisition								2,014				413	1,288
Sony's share in acquisition by cash payment								63,606
Sony BMG'S share in acquisition by cash payment								31,803
Additional cash received by Bertelsmann from SONY BMG								31,803
Total cash receipts to Bertelsmann AG								127,213
Percentage share recorded			50.00%	50.00%
Amount decrease in goodwill due to purchase price adjustment						8,649
Cost of acquisition, third-party debt												0	12,519
Contingent consideration and subject to future change										1,420
Recorded as goodwill	94,605	61,614							1,415	13,425
Recorded as intangible assets	109,085	32,977							1,227	3,708
Cash proceeds on sale of ownership															8,831
Gain on sale of ownership															8,322
Acquired additional equity interest in GSN														5.00%
Acquired additional equity interest in GSN, Value														4,849
Term of put right, exercisable																60 days	60 days
Put exercise price, minimum																234
Put exercise price, maximum																288
Bye/sell provision exercised annually																P60D	P60D
Remeasured equity interest																35.00%	35.00%
Total remeasured equity interest																	33,940
Recognized gain on remeasured equity interest																	¥ 26,991

Divestitures (Details) (Pictures [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
HBO Central Europe Joint Venture [Member]
Divestitures (Textuals) [Abstract]
Proceeds from sale of investments		¥ 7,660
Gain (Loss) on Sale of Investments		3,957
HBO Latin America venture [Member]
Divestitures (Textuals) [Abstract]
Approximate share in joint venture under equity method		29.00%
Approximate share in joint venture under cost method		8.00%
Cash proceeds from sale of investments		19,424
Put option received as consideration of sale of investment		1,371
Gain on sale of investment		18,035
Cash proceed from purchase of the Retained Interest	5,285
Gain from purchase of the Retained Interest	¥ 3,329
Percentage of the purchase price subject to rescission		40.00%

Collaborative arrangements (Details) (Pictures [Member], JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Pictures [Member]
Collaborative Arrangements (Textuals) [Abstract]
Cost of sales for amounts owed to other participants	¥ 4,866	¥ 4,687	¥ 4,414
Net sales for amounts due from other participants	¥ 10,244	¥ 9,936	¥ 4,600

Commitments, Contingent Liabilities and Other (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Aggregate amounts of year-by-year payment of purchase commitments
2012	¥ 207,982
2013	46,707
2014	35,094
2015	25,073
2016	20,338
Later years	14,821
Total	350,015
Changes in product warranty liability
Balance at beginning of the fiscal year	50,856	57,922	59,748
Additional liabilities for warranties	48,610	46,686	60,845
Settlements (in cash or in kind)	(36,537)	(45,218)	(54,498)
Changes in estimate for pre-existing warranty reserve	(4,802)	(7,649)	(2,042)
Translation adjustment	(3,187)	(885)	(6,131)
Balance at end of the fiscal year	¥ 54,940	¥ 50,856	¥ 57,922

Commitments, Contingent Liabilities and Other (Details Textuals) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended					12 Months Ended
	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2011 Sony Ericsson [Member] Guarantee of Indebtedness of Others [Member] EUR ( €)	Mar. 31, 2011 Pictures [Member] JPY ( ¥)	Mar. 31, 2011 Music [Member] JPY ( ¥)	Mar. 31, 2011 Music [Member] USD ( $)	Mar. 31, 2011 Sony Ericsson [Member] JPY ( ¥)	Mar. 31, 2011 Sony Ericsson [Member] EUR ( €)	Mar. 31, 2011 GSN [Member] USD ( $)	Apr. 01, 2014 GSN [Member]	Apr. 01, 2013 GSN [Member]	Apr. 01, 2012 GSN [Member]
Commitments, Contingent Liabilities and Other (Textuals) [Abstract]
Unused portion of line of credit extended under contracts	¥ 18,408
Purchase commitments and other outstanding	350,015
Commitments outstanding for purchase of property, plant and equipment	103,465
Mainly time of periods of agreements			5 years	5 years
Subsidiaries committed to make payments contracts			111,112	38,354
Contingent liabilities including guarantees				103,613
Guarantor obligations, current carrying value					303	26,516	225
Obligation of third party investor collateralized					50.00%
Fair value of collateral exceeded					303
Guarantor obligations, maximum exposure, undiscounted		225
Expiration period of guarantee	March 2012
Additional interest from conversion of option								18.00%
Put right exercisable starting on									2014-04-01	2013-04-01	2012-04-01
Term of put right, exercisable								60 days
Put exercise price, minimum								234
Put exercise price, maximum								$ 288

Business Segment Information (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue:
Customers	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Consumer, Professional & Devices [Member]
Sales and operating revenue:
Customers	3,345,048	3,207,546	3,926,386
Intersegment	227,696	310,573	431,363
Total	3,572,744	3,518,119	4,357,749
Networked Products & Services [Member]
Sales and operating revenue:
Customers	1,493,136	1,511,575	1,684,758
Intersegment	86,195	61,041	70,885
Total	1,579,331	1,572,616	1,755,643
Pictures [Member]
Sales and operating revenue:
Customers	599,654	705,237	717,513
Intersegment	312
Total	599,966	705,237	717,513
Music [Member]
Sales and operating revenue:
Customers	457,771	511,097	363,074
Intersegment	12,972	11,519	23,979
Total	470,743	522,616	387,053
Financial Services [Member]
Sales and operating revenue:
Customers	798,495	838,300	523,307
Intersegment	8,031	13,096	14,899
Total	806,526	851,396	538,206
All Other [Member]
Sales and operating revenue:
Customers	377,816	379,862	453,603
Intersegment	70,004	80,904	76,523
Total	447,820	460,766	530,126
Corporate and elimination [Member]
Sales and operating revenue:
Customers	¥ (295,857)	¥ (416,752)	¥ (556,297)

Business Segment Information (Details 1) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating income (loss):
Operating income (loss)	¥ 199,821	¥ 31,772	¥ (227,783)
Other income	44,966	43,834	98,825
Other expenses	(39,774)	(48,694)	(45,997)
Consolidated income (loss) before income taxes	205,013	26,912	(174,955)
Consumer, Professional & Devices [Member]
Operating income (loss):
Operating income (loss)	2,898	(53,174)	(115,571)
Sony Ericsson [Member]
Operating income (loss):
Operating income (loss)	4,155	(34,514)	(30,255)
Networked Products & Services [Member]
Operating income (loss):
Operating income (loss)	35,569	(83,265)	(87,428)
Pictures [Member]
Operating income (loss):
Operating income (loss)	38,669	42,814	29,916
Music [Member]
Operating income (loss):
Operating income (loss)	38,927	36,513	27,843
Financial Services [Member]
Operating income (loss):
Operating income (loss)	118,818	162,492	(31,157)
All Other [Member]
Operating income (loss):
Operating income (loss)	8,554	(4,976)	3,105
Total [Member]
Operating income (loss):
Operating income (loss)	247,590	65,890	(203,547)
Corporate and elimination [Member]
Operating income (loss):
Operating income (loss)	¥ (47,769)	¥ (34,118)	¥ (24,236)

Business Segment Information (Details 2) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other significant items:
Equity in net income (loss) of affiliated companies	¥ 14,062	¥ (30,235)	¥ (25,109)
Depreciation and amortization:	325,366	371,004	405,443
Sony Ericsson [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	4,155	(34,514)	(30,255)
Consumer, Professional & Devices [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	7,084	(647)	3,746
Depreciation and amortization:	164,478	219,132	250,353
Networked Products & Services [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	0	0	0
Depreciation and amortization:	24,483	23,662	21,651
Pictures [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	2,483	4,347	7,991
Depreciation and amortization:	7,996	8,427	7,904
Music [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	(265)	(80)	(6,029)
Depreciation and amortization:	12,166	13,427	9,756
Financial Services [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	(1,961)	(1,345)	(1,796)
Depreciation and amortization:	62,077	56,531	67,714
All Other [Member]
Other significant items:
Equity in net income (loss) of affiliated companies	2,566	2,004	1,234
Depreciation and amortization:	20,777	21,488	20,561
Total [Member]
Other significant items:
Depreciation and amortization:	291,977	342,667	377,939
Corporate [Member]
Other significant items:
Depreciation and amortization:	¥ 33,389	¥ 28,337	¥ 27,504

Business Segment Information (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Consumer, Professional & Devices [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	3,345,048	3,207,546	3,926,386
Televisions [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	1,200,491	1,005,773	1,275,692
Digital Imaging [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	642,570	664,502	831,820
Audio and Video [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	426,594	449,882	531,542
Semiconductors [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	358,396	299,715	310,682
Components [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	410,090	476,097	613,013
Professional Solutions [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	287,394	295,360	346,326
Other [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	19,513	16,217	17,311
Game [Member] | Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	798,405	840,711	984,855
PC and Other Networked Businesses [Member] | Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	694,731	670,864	699,903
Networked Products & Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	1,493,136	1,511,575	1,684,758
Pictures [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	599,654	705,237	717,513
Music [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	457,771	511,097	363,074
Financial Services [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	798,495	838,300	523,307
All Other [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	377,816	379,862	453,603
Corporate [Member]
Breakdown of sales and operating revenue to external customers by product category [Line Items]
Sales and operating revenue, Total	¥ 109,353	¥ 60,381	¥ 61,352

Business Segment Information (Details 4) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Sales and operating revenue to external customers
Sales and operating revenue, Total	¥ 7,181,273	¥ 7,213,998	¥ 7,729,993
Japan [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Domestic	2,152,552	2,099,297	1,873,219
U.S.A. [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,443,693	1,595,016	1,827,812
Europe [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,539,432	1,644,698	1,987,692
Asia-Pacific [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	1,288,412	1,193,573	1,285,551
Other areas [Member]
Sales and operating revenue to external customers
Sales and operating revenue, Foreign	¥ 757,184	¥ 681,414	¥ 755,719

Business Segment Information (Details 5) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Long-lived assets: [Line Items]
Long-lived assets, Domestic	¥ 1,260,682	¥ 1,254,663
Long-lived assets, Total	2,321,250	2,371,721
U.S.A. [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	729,647	750,436
Europe [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	156,201	194,717
Asia-Pacific [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	124,383	113,360
Other areas [Member]
Long-lived assets: [Line Items]
Long-lived assets, Foreign	¥ 50,337	¥ 58,545

Business Segment Information (Details Textuals)	12 Months Ended
Mar. 31, 2011
Business segment information (Textuals) [Abstract]
Percentage of U.S. based joint-venture in Music segment	50.00%

Subsequent Event (Details) (JPY ¥) In Millions	1 Months Ended
Apr. 30, 2011
Subsequent Event (Textuals) [Abstract]
Purchase price for acquisition of acquiree	¥ 53,000

Valuation and Qualifying Accounts (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Allowance for doubtful accounts and sales returns [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	¥ 104,475	¥ 110,383	¥ 93,335
Additions	50,345	59,987	80,064
Deductions	(55,106)	(61,577)	(55,291)
Other	(9,183)	(4,318)	(7,725)
Balance at end of period	90,531	104,475	110,383
Valuation allowance - Deferred tax assets [Member]
Valuation and Qualifying Accounts
Balance at beginning of period	117,486	117,204	96,007
Additions	380,593	42,913	40,594
Deductions	(28,736)	(40,210)	(11,846)
Other	(5,641)	(2,421)	(7,551)
Balance at end of period	¥ 463,702	¥ 117,486	¥ 117,204